Schedule of Investments (unaudited)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$105	$90,771
4.65%, 10/01/28	140	139,777
4.75%, 03/30/30	150	149,465
5.38%, 06/15/33	65	65,564
Omnicom Group Inc.
2.45%, 04/30/30	155	137,777
2.60%, 08/01/31	185	160,619
4.20%, 06/01/30	125	121,669
5.30%, 11/01/34	80	81,057
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	353	348,210
		1,294,909
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26	1,190	1,150,230
2.25%, 06/15/26	70	66,994
2.70%, 02/01/27	200	190,208
2.75%, 02/01/26	315	306,544
2.80%, 03/01/27	85	80,866
2.95%, 02/01/30(a)	155	138,857
3.10%, 05/01/26	160	155,434
3.20%, 03/01/29	223	206,023
3.25%, 02/01/28	210	198,597
3.25%, 03/01/28	25	23,537
3.45%, 11/01/28	95	89,072
3.60%, 05/01/34	170	144,883
3.63%, 02/01/31	245	223,575
5.04%, 05/01/27	395	395,292
5.15%, 05/01/30	1,008	1,004,297
6.13%, 02/15/33	110	114,264
6.26%, 05/01/27(b)	225	230,631
6.30%, 05/01/29(b)	315	328,506
6.39%, 05/01/31(b)	225	237,156
6.53%, 05/01/34(b)	535	568,454
GE Capital Funding LLC, 4.55%, 05/15/32	30	29,427
General Dynamics Corp.
1.15%, 06/01/26	145	138,440
2.13%, 08/15/26	165	159,049
2.25%, 06/01/31	115	100,405
2.63%, 11/15/27	106	100,962
3.50%, 04/01/27	215	210,947
3.63%, 04/01/30	262	250,968
3.75%, 05/15/28	240	234,780
General Electric Co., 6.75%, 03/15/32	235	262,987
HEICO Corp.
5.25%, 08/01/28	45	45,785
5.35%, 08/01/33	130	132,640
Hexcel Corp., 4.20%, 02/15/27	105	102,994
Howmet Aerospace Inc.
3.00%, 01/15/29	40	37,520
4.85%, 10/15/31	80	80,050
5.90%, 02/01/27	10	10,268
6.75%, 01/15/28	30	31,736
L3Harris Technologies Inc.
1.80%, 01/15/31	165	138,717
2.90%, 12/15/29	100	91,520
3.85%, 12/15/26	115	113,248
4.40%, 06/15/28	358	354,805
Security	Par (000)	Value
Aerospace & Defense (continued)
5.05%, 06/01/29	$130	$131,635
5.25%, 06/01/31	130	132,618
5.35%, 06/01/34	170	173,604
5.40%, 01/15/27	285	289,843
5.40%, 07/31/33	290	296,988
Lockheed Martin Corp.
1.85%, 06/15/30	75	65,171
3.55%, 01/15/26	279	276,084
3.90%, 06/15/32	235	222,900
4.45%, 05/15/28	50	50,154
4.50%, 02/15/29	130	130,057
4.75%, 02/15/34	75	74,565
4.80%, 08/15/34	125	124,401
5.10%, 11/15/27	185	188,832
5.25%, 01/15/33	255	263,480
Northrop Grumman Corp.
3.20%, 02/01/27	179	174,228
3.25%, 01/15/28	465	447,346
4.40%, 05/01/30	230	227,125
4.60%, 02/01/29	60	60,091
4.70%, 03/15/33	240	237,667
4.90%, 06/01/34	150	149,945
RTX Corp.
1.90%, 09/01/31	250	208,330
2.25%, 07/01/30	170	149,713
2.38%, 03/15/32	255	216,208
2.65%, 11/01/26	180	174,083
3.13%, 05/04/27	253	244,435
3.50%, 03/15/27	300	292,922
4.13%, 11/16/28	665	653,707
5.00%, 02/27/26	105	105,509
5.15%, 02/27/33	310	313,890
5.75%, 11/08/26	320	326,511
5.75%, 01/15/29	125	130,417
6.00%, 03/15/31	235	250,283
6.10%, 03/15/34	275	296,235
7.20%, 08/15/27	42	44,955
7.50%, 09/15/29	70	78,369
		15,682,969
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	435	365,918
2.63%, 09/16/26	133	128,501
3.40%, 05/06/30	205	190,907
4.40%, 02/14/26	250	249,172
4.80%, 02/14/29	296	295,778
6.20%, 11/01/28	120	126,124
6.88%, 11/01/33	90	100,254
Archer-Daniels-Midland Co.
2.50%, 08/11/26	268	259,070
2.90%, 03/01/32	150	133,009
3.25%, 03/27/30	275	256,876
4.50%, 08/15/33	50	48,874
5.94%, 10/01/32	110	119,258
BAT Capital Corp.
2.26%, 03/25/28	350	323,699
2.73%, 03/25/31	290	255,625
3.22%, 09/06/26	221	215,321
3.46%, 09/06/29	95	89,605
3.56%, 08/15/27	243	236,029
4.70%, 04/02/27	280	279,914

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.74%, 03/16/32	$221	$216,276
4.91%, 04/02/30	210	209,877
5.83%, 02/20/31	170	177,286
6.00%, 02/20/34	175	184,122
6.34%, 08/02/30	230	245,013
6.42%, 08/02/33	265	285,922
7.75%, 10/19/32	150	173,852
BAT International Finance PLC
1.67%, 03/25/26	330	317,044
4.45%, 03/16/28	240	238,203
5.93%, 02/02/29	215	223,801
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	230	203,552
3.25%, 08/15/26	155	151,318
3.75%, 09/25/27	167	163,431
4.10%, 01/07/28	75	73,788
4.20%, 09/17/29	75	73,564
4.65%, 09/17/34	145	140,806
Philip Morris International Inc.
0.88%, 05/01/26	220	209,009
1.75%, 11/01/30	205	173,433
2.10%, 05/01/30	190	166,700
2.75%, 02/25/26	165	161,410
3.13%, 08/17/27	120	116,228
3.13%, 03/02/28	120	115,008
3.38%, 08/15/29(a)	186	176,587
4.38%, 11/01/27	130	129,493
4.63%, 11/01/29	125	124,842
4.75%, 02/12/27	180	180,927
4.75%, 11/01/31	135	134,436
4.88%, 02/13/26	380	381,364
4.88%, 02/15/28	305	307,989
4.88%, 02/13/29	205	207,048
4.90%, 11/01/34(a)	125	123,842
5.13%, 11/17/27	350	355,763
5.13%, 02/15/30	515	524,885
5.13%, 02/13/31	160	162,874
5.25%, 09/07/28	120	122,814
5.25%, 02/13/34	375	381,121
5.38%, 02/15/33	490	501,929
5.50%, 09/07/30	130	134,677
5.63%, 11/17/29	275	286,427
5.63%, 09/07/33	235	244,799
5.75%, 11/17/32	345	362,798
		12,538,192
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	10	9,323
Series 2015-1, Class A, 3.38%, 11/01/28	58	54,906
Series 2015-2, Class AA, 3.60%, 03/22/29	36	34,563
Series 2016-1, Class AA, 3.58%, 07/15/29	46	44,770
Series 2016-2, Class AA, 3.20%, 12/15/29	62	58,655
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	62	58,389
Series 2017-1, Class AA, 3.65%, 02/15/29	35	33,536
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	110	103,739
Series 2019-1, Class AA, 3.15%, 08/15/33	42	37,816
Delta Air Lines Inc.
3.75%, 10/28/29	120	112,144
4.38%, 04/19/28	30	29,286
7.38%, 01/15/26	40	40,851
Security	Par (000)	Value
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	$49	$45,987
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	125	118,406
Series 2019-1, Class AA, 2.75%, 11/15/33	46	40,447
Southwest Airlines Co.
2.63%, 02/10/30	130	116,176
3.00%, 11/15/26	95	91,711
3.45%, 11/16/27	55	52,899
5.13%, 06/15/27	435	438,950
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	54	53,138
Series 2014-2, Class A, 3.75%, 03/03/28	107	104,805
Series 2016-1, Class AA, 3.10%, 01/07/30	104	98,171
Series 2016-2, Class AA, 2.88%, 04/07/30	94	86,994
Series 2018-1, Class AA, 3.50%, 09/01/31	82	76,970
Series 2019, Class AA, 4.15%, 02/25/33	78	75,075
Series 2019-2, Class AA, 2.70%, 11/01/33	59	51,610
Series 2020-1, 5.88%, 04/15/29	328	335,062
		2,404,379
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	225	216,966
2.75%, 03/27/27	258	249,348
2.85%, 03/27/30	349	322,361
Ralph Lauren Corp., 2.95%, 06/15/30	210	193,210
Tapestry Inc.
3.05%, 03/15/32	100	86,449
4.13%, 07/15/27	62	60,842
		1,129,176
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.30%, 09/09/26	225	212,623
1.80%, 01/13/31	95	80,401
2.00%, 03/24/28	210	193,779
2.25%, 01/12/29	170	155,094
2.30%, 09/09/26	155	149,247
2.35%, 01/08/27	200	191,585
3.50%, 02/15/28	90	87,387
4.40%, 10/05/26	110	109,871
4.40%, 09/05/29	150	148,389
4.45%, 10/22/27	150	149,551
4.60%, 04/17/30	185	184,424
4.70%, 01/12/28	145	146,095
4.75%, 01/12/26	60	60,108
4.85%, 10/23/31	160	159,670
4.90%, 03/12/27	120	121,083
4.90%, 07/09/27	100	100,992
4.90%, 03/13/29	105	106,130
4.90%, 01/10/34	170	169,337
4.95%, 01/09/26	200	200,777
5.05%, 07/10/31	115	116,288
5.13%, 07/07/28	165	168,170
5.25%, 07/07/26	185	186,985
5.65%, 11/15/28	210	218,202
5.85%, 10/04/30	165	174,137
Cummins Inc.
1.50%, 09/01/30	235	199,455
4.90%, 02/20/29	50	50,798
5.15%, 02/20/34	105	107,909

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Co.
3.25%, 02/12/32	$570	$486,574
4.35%, 12/08/26	95	93,743
6.10%, 08/19/32	400	408,731
6.63%, 10/01/28(a)	115	120,648
7.45%, 07/16/31	240	263,356
9.63%, 04/22/30	70	82,064
Ford Motor Credit Co. LLC
2.70%, 08/10/26	255	244,611
2.90%, 02/16/28	210	195,143
2.90%, 02/10/29	205	185,330
3.63%, 06/17/31	235	207,911
3.82%, 11/02/27	130	125,152
4.00%, 11/13/30	375	343,951
4.13%, 08/17/27	370	359,525
4.27%, 01/09/27	80	78,559
4.39%, 01/08/26	315	312,166
4.54%, 08/01/26	50	49,439
4.95%, 05/28/27	410	407,411
5.11%, 05/03/29	350	344,315
5.13%, 11/05/26	200	199,648
5.30%, 09/06/29	205	203,137
5.80%, 03/05/27	205	207,512
5.80%, 03/08/29	255	257,687
5.85%, 05/17/27	250	253,563
6.05%, 03/05/31	200	203,806
6.05%, 11/05/31	200	203,542
6.13%, 03/08/34	290	293,059
6.80%, 05/12/28	360	375,712
6.80%, 11/07/28	360	377,150
6.95%, 03/06/26	255	259,826
6.95%, 06/10/26	115	117,693
7.12%, 11/07/33	290	312,411
7.20%, 06/10/30	205	219,016
7.35%, 11/04/27	310	327,007
7.35%, 03/06/30	230	246,723
General Motors Co.
4.20%, 10/01/27	190	187,074
5.00%, 10/01/28	97	97,550
5.40%, 10/15/29	225	228,955
5.60%, 10/15/32	230	237,276
6.80%, 10/01/27	160	167,961
General Motors Financial Co. Inc.
1.25%, 01/08/26	300	288,566
1.50%, 06/10/26	280	266,550
2.35%, 02/26/27	270	256,183
2.35%, 01/08/31	208	177,342
2.40%, 04/10/28	240	221,935
2.40%, 10/15/28	210	191,973
2.70%, 08/20/27	170	161,048
2.70%, 06/10/31	285	246,320
3.10%, 01/12/32	320	279,480
3.60%, 06/21/30	261	242,077
3.85%, 01/05/28	120	116,691
4.00%, 10/06/26	215	212,212
4.30%, 04/06/29	250	243,552
4.35%, 01/17/27	317	314,137
4.90%, 10/06/29	235	234,144
5.00%, 04/09/27	325	326,492
5.25%, 03/01/26	397	398,765
5.35%, 07/15/27	180	182,415
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 04/06/26	$220	$221,641
5.40%, 05/08/27	85	86,225
5.45%, 09/06/34(a)	145	145,234
5.55%, 07/15/29	260	266,147
5.60%, 06/18/31	110	112,313
5.65%, 01/17/29	120	123,121
5.75%, 02/08/31	115	118,399
5.80%, 06/23/28	315	324,261
5.80%, 01/07/29	295	303,704
5.85%, 04/06/30	205	212,667
5.95%, 04/04/34	295	304,591
6.00%, 01/09/28	220	227,472
6.10%, 01/07/34	290	302,325
6.40%, 01/09/33	220	233,656
Honda Motor Co. Ltd.
2.53%, 03/10/27	45	43,186
2.97%, 03/10/32	200	178,282
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	320	380,484
PACCAR Financial Corp.
1.10%, 05/11/26	120	114,432
2.00%, 02/04/27	105	99,761
4.00%, 09/26/29	75	73,461
4.45%, 03/30/26	130	130,083
4.45%, 08/06/27	115	115,306
4.60%, 01/10/28	140	141,112
4.60%, 01/31/29(a)	100	100,751
4.95%, 08/10/28	35	35,645
5.00%, 05/13/27	80	81,284
5.00%, 03/22/34	85	87,627
5.05%, 08/10/26	60	60,628
5.20%, 11/09/26	110	111,698
Series R, 4.50%, 11/25/26(a)	75	75,201
Toyota Motor Corp.
1.34%, 03/25/26	310	297,593
2.36%, 03/25/31	148	130,664
2.76%, 07/02/29	85	79,226
3.67%, 07/20/28	70	68,635
5.12%, 07/13/28	125	127,823
5.12%, 07/13/33	120	124,761
5.28%, 07/13/26	85	86,175
Toyota Motor Credit Corp.
0.80%, 01/09/26	55	52,824
1.13%, 06/18/26	285	271,275
1.15%, 08/13/27	130	119,327
1.65%, 01/10/31	95	79,705
1.90%, 01/13/27	305	289,706
1.90%, 04/06/28	235	216,536
1.90%, 09/12/31	140	117,545
2.15%, 02/13/30	155	137,454
2.40%, 01/13/32	30	25,762
3.05%, 03/22/27	350	339,852
3.05%, 01/11/28	180	172,658
3.20%, 01/11/27	215	209,851
3.38%, 04/01/30	240	225,598
3.65%, 01/08/29	115	111,370
4.35%, 10/08/27	160	159,655
4.45%, 05/18/26	245	245,067
4.45%, 06/29/29	210	209,387
4.55%, 08/07/26	105	105,160
4.55%, 09/20/27	175	175,709

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.55%, 08/09/29	$240	$239,907
4.55%, 05/17/30	115	114,420
4.60%, 10/10/31	165	163,122
4.63%, 01/12/28	225	226,230
4.65%, 01/05/29	155	155,814
4.70%, 01/12/33	155	154,598
4.80%, 01/05/26	125	125,448
4.80%, 01/05/34	200	199,206
5.00%, 08/14/26	160	161,500
5.05%, 05/16/29	105	107,062
5.10%, 03/21/31	170	173,455
5.20%, 05/15/26	115	116,181
5.25%, 09/11/28	110	112,869
5.40%, 11/20/26	175	178,183
5.45%, 11/10/27	185	190,310
5.55%, 11/20/30	275	286,980
Series B, 5.00%, 03/19/27	140	141,702
		29,430,308
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29	35	34,410
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	185	162,802
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	205	200,752
5.15%, 09/13/34	200	192,344
BorgWarner Inc.
2.65%, 07/01/27	273	260,529
4.95%, 08/15/29	120	120,261
5.40%, 08/15/34(a)	105	106,000
Lear Corp.
2.60%, 01/15/32	85	71,782
3.50%, 05/30/30	100	92,204
3.80%, 09/15/27	133	129,719
4.25%, 05/15/29	80	77,588
Magna International Inc.
2.45%, 06/15/30	105	93,002
5.05%, 03/14/29	105	106,619
5.50%, 03/21/33(a)	120	124,203
5.98%, 03/21/26	50	50,004
		1,822,219
Banks — 8.9%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	246,882
4.90%, 07/16/27	260	263,150
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	215	219,029
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	200	203,839
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	200	224,673
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	280	264,264
1.85%, 03/25/26	355	341,377
2.75%, 12/03/30	315	271,708
2.96%, 03/25/31	200	177,862
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	235	203,605
3.31%, 06/27/29	230	215,719
3.49%, 05/28/30	270	248,613
3.80%, 02/23/28	215	207,893
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	295	289,607
4.25%, 04/11/27	235	231,742
4.38%, 04/12/28	275	270,392
Security	Par (000)	Value
Banks (continued)
5.29%, 08/18/27	$315	$317,806
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	235	237,380
5.44%, 07/15/31	240	244,375
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	250	254,165
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	200	202,362
5.59%, 08/08/28	320	327,709
6.35%, 03/14/34	225	234,885
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	205	211,444
6.61%, 11/07/28	230	244,744
6.92%, 08/08/33	425	459,480
6.94%, 11/07/33	305	341,154
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	1,225	1,166,644
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	595	508,522
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	565	478,456
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	670	611,883
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	790	671,017
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	450	374,042
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	685	611,262
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	510	486,773
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	722	621,834
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	675	601,880
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	885	776,326
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	458	419,143
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	875	767,352
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	590	550,142
3.25%, 10/21/27	546	527,978
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	1,283	1,233,581
3.50%, 04/19/26	593	584,547
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(c)	693	681,353
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	445	432,157
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(c)	441	430,438
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	560	549,391
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	555	501,581
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	581	566,728
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	627	606,411
4.25%, 10/22/26	452	448,264
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	690	678,718
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	510	505,774
4.45%, 03/03/26	492	489,993
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	870	846,879
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	620	623,071
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	1,090	1,094,444
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	695	697,234
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	825	835,468
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	1,095	1,112,871
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	475	474,901
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	1,115	1,146,704
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	750	751,252
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	655	678,870

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	$870	$918,405
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	295	300,743
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	400	416,355
Series L, 4.18%, 11/25/27	422	415,071
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	585	562,304
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	450	394,353
Bank of America NA, 5.53%, 08/18/26	405	411,785
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(c)	285	272,943
1.25%, 09/15/26	280	264,164
2.65%, 03/08/27	270	259,598
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	210	179,045
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	280	268,335
4.64%, 09/10/30, (1-day SOFR + 1.250%)(c)	100	99,322
5.20%, 02/01/28	215	218,707
5.27%, 12/11/26	250	253,399
5.30%, 06/05/26	310	313,329
5.37%, 06/04/27	140	142,945
5.51%, 06/04/31	200	206,244
5.72%, 09/25/28	280	290,629
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	115	114,756
Series H, 4.70%, 09/14/27	190	190,733
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	205	196,456
1.05%, 10/15/26	120	112,698
1.65%, 07/14/28	144	130,976
1.65%, 01/28/31	160	134,643
1.80%, 07/28/31	174	147,342
2.05%, 01/26/27	220	209,719
2.45%, 08/17/26	162	156,946
2.50%, 01/26/32	110	95,573
2.80%, 05/04/26	142	138,789
3.00%, 10/30/28	120	113,255
3.25%, 05/16/27	175	170,226
3.30%, 08/23/29	179	168,275
3.40%, 01/29/28	181	175,577
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	206	200,839
3.85%, 04/28/28	215	211,209
3.85%, 04/26/29	80	78,121
3.99%, 06/13/28, (1-day SOFR + 1.151%)(c)	30	29,555
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	140	134,615
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	165	164,973
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	95	94,844
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	160	157,683
4.89%, 07/21/28, (1-day SOFR + 0.840%)(c)	150	151,109
4.95%, 04/26/27, (1-day SOFR + 1.026%)(c)	300	301,203
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	205	205,371
4.98%, 03/14/30, (1-day SOFR +1.085%)(c)	230	232,910
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	210	213,140
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	240	244,443
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	175	178,797
5.61%, 07/21/39, (1-day SOFR + 1.770%)(c)	50	51,309
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(c)	225	232,405
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	295	312,741
Security	Par (000)	Value
Banks (continued)
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	$200	$211,990
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	265	292,957
Series J, 1.90%, 01/25/29	105	94,946
Bank of Nova Scotia (The)
1.05%, 03/02/26	215	205,922
1.30%, 09/15/26	195	184,228
1.35%, 06/24/26	150	142,937
1.95%, 02/02/27	135	127,901
2.15%, 08/01/31	156	132,015
2.45%, 02/02/32	175	149,640
2.70%, 08/03/26	260	252,189
2.95%, 03/11/27	145	140,087
4.40%, 09/08/28, (1-day SOFR + 1.000%)(c)	200	198,700
4.50%, 12/16/25	304	302,344
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	260	243,720
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(c)	100	98,608
4.75%, 02/02/26	325	325,520
4.85%, 02/01/30	285	286,511
5.25%, 06/12/28	175	178,816
5.35%, 12/07/26	240	243,627
5.40%, 06/04/27	160	163,244
5.45%, 08/01/29	155	159,537
5.65%, 02/01/34	190	198,277
BankUnited Inc., 5.13%, 06/11/30	65	63,532
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	420	398,896
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	230	202,377
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	210	181,797
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	300	258,530
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	200	178,454
4.34%, 01/10/28	310	305,115
4.38%, 01/12/26	660	656,781
4.84%, 05/09/28	475	470,101
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	200	199,247
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	215	213,354
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(c)	355	354,963
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(c)	325	321,000
5.20%, 05/12/26	480	480,305
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	425	420,114
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	405	410,179
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	250	253,804
5.69%, 03/12/30, (1-day SOFR +1.740%)(c)	465	474,964
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	230	235,511
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	430	434,885
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	450	474,173
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	250	262,622
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	195	199,960
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	325	354,085
7.12%, 06/27/34, (1-day SOFR + 3.570%)(c)	285	310,945
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	275	292,751
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	435	491,760
BPCE SA, 3.38%, 12/02/26	25	24,431
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	233	221,453
3.45%, 04/07/27	230	224,356
3.60%, 04/07/32	220	202,464
4.51%, 09/11/27, (1-day SOFR + 0.930%)(c)	110	109,621
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	140	138,653
5.00%, 04/28/28	250	252,517
5.24%, 06/28/27	280	284,250
5.26%, 04/08/29	260	265,240

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 07/17/26	$125	$126,804
5.93%, 10/02/26	160	163,614
5.99%, 10/03/28	130	135,762
6.09%, 10/03/33	165	176,922
Citibank NA
4.84%, 08/06/29	375	377,567
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	250	250,611
4.93%, 08/06/26	315	316,785
5.44%, 04/30/26	455	459,979
5.49%, 12/04/26	470	478,089
5.57%, 04/30/34	585	609,178
5.80%, 09/29/28	575	599,208
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	550	526,925
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	585	556,212
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	325	277,193
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	665	574,994
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	751	664,652
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	510	457,084
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	483	442,420
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	660	580,096
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	575	554,315
3.20%, 10/21/26	670	652,003
3.40%, 05/01/26	478	469,404
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	465	449,287
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	501	486,691
3.70%, 01/12/26	483	477,890
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	685	630,329
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	550	539,979
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	610	588,454
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	486	475,467
4.13%, 07/25/28	490	479,310
4.30%, 11/20/26	257	254,879
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	870	848,439
4.45%, 09/29/27	812	803,672
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	670	660,592
4.60%, 03/09/26	340	339,026
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	340	338,905
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	620	613,362
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	650	657,618
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	175	171,604
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	550	564,000
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	450	458,469
5.88%, 02/22/33	235	245,840
6.00%, 10/31/33	140	147,592
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	415	434,365
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	705	759,241
6.63%, 01/15/28	70	74,317
6.63%, 06/15/32	365	398,096
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	260	258,234
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	250	246,666
Citizens Financial Group Inc.
2.50%, 02/06/30	112	99,113
2.64%, 09/30/32	135	111,139
2.85%, 07/27/26	65	62,953
Security	Par (000)	Value
Banks (continued)
3.25%, 04/30/30(a)	$225	$206,474
5.64%, 05/21/37, (5-year CMT + 2.750%)(c)	50	49,277
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	225	229,583
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	205	210,793
6.65%, 04/25/35, (1-day SOFR +2.325%)(c)	125	135,697
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	50	48,367
Comerica Inc.
4.00%, 02/01/29	70	67,199
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	220	224,613
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	250	250,627
5.32%, 03/13/26	265	267,729
Cooperatieve Rabobank UA, 3.75%, 07/21/26	345	337,936
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	40	39,957
4.49%, 10/17/29	250	248,354
4.85%, 01/09/26	40	40,153
5.04%, 03/05/27	75	76,070
5.50%, 10/05/26	255	259,695
Deutsche Bank AG, 4.10%, 01/13/26	81	80,360
Deutsche Bank AG/New York
1.69%, 03/19/26	225	216,762
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	330	313,199
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	310	294,501
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	275	238,613
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	345	315,220
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	265	233,979
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	270	233,105
4.10%, 01/13/26	110	108,993
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	235	228,112
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	150	148,256
5.37%, 09/09/27	90	91,552
5.40%, 09/11/35, (1-day SOFR + 2.050%)(c)	300	293,157
5.41%, 05/10/29	235	239,914
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	65	65,865
5.88%, 07/08/31, (1-day SOFR + 5.438%)(c)	200	201,335
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	315	329,338
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	345	364,675
7.08%, 02/10/34, (1-day SOFR + 3.650%)(c)	260	273,624
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	275	284,066
Discover Bank
3.45%, 07/27/26	250	244,354
4.25%, 03/13/26	35	34,735
4.65%, 09/13/28	80	79,271
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	140	132,255
2.55%, 05/05/27	170	161,789
3.95%, 03/14/28	155	151,157
4.06%, 04/25/28, (1-day SOFR + 1.355%)(c)	100	98,115
4.34%, 04/25/33, (1-day SOFR + 1.660%)(c)	100	95,134
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	235	233,024
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	240	247,018
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	130	136,139
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	200	207,847
Fifth Third Bank NA
2.25%, 02/01/27	250	238,085
3.85%, 03/15/26	200	197,326

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	$50	$51,840
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	450	452,998
5.41%, 05/21/27, (1-day SOFR +0.750%)(c)	420	423,833
Goldman Sachs Capital I, 6.35%, 02/15/34	160	169,584
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(c)	485	467,055
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	640	613,373
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	620	585,355
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	965	914,549
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	482	405,302
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	860	733,836
2.60%, 02/07/30	464	417,056
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	815	709,262
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	665	634,744
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	685	590,652
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	860	759,662
3.50%, 11/16/26	605	591,632
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	637	620,338
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	545	530,547
3.75%, 02/25/26	412	407,581
3.80%, 03/15/30	613	583,907
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	557	539,793
3.85%, 01/26/27	658	647,285
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	806	791,795
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	190	188,878
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	560	555,912
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	320	317,865
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	700	693,283
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	465	468,206
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	680	688,139
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	515	532,069
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	510	535,422
5.95%, 01/15/27	210	215,734
6.13%, 02/15/33	245	268,268
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	670	709,175
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	300	330,595
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(c)	60	57,197
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	465	429,696
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	460	416,476
2.25%, 11/22/27, (1-day SOFR + 1.100%)(c)	230	218,480
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	365	315,017
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	745	645,225
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	340	303,010
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	370	319,590
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	620	592,815
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	530	519,973
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	640	631,827
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	520	517,740
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	390	372,866
4.95%, 03/31/30	600	602,847
5.13%, 11/19/28, (1-day SOFR + 1.040%)(c)	200	201,004
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	520	523,661
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	400	403,430
Security	Par (000)	Value
Banks (continued)
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	$585	$591,065
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	345	351,005
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	415	421,098
5.72%, 03/04/35, (1-day SOFR + 1.780%)(c)	345	355,813
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	315	324,749
5.87%, 11/18/35, (1-day SOFR + 1.900%)(c)	400	402,297
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	500	507,808
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	460	476,529
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	510	542,621
6.55%, 06/20/34, (1-day SOFR + 2.980%)(c)	475	502,231
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	480	511,622
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	405	450,847
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	340	392,119
HSBC USA Inc., 5.29%, 03/04/27	230	233,561
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(c)	75	61,437
2.55%, 02/04/30	173	154,032
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	215	212,786
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	65	64,242
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	100	101,263
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	255	261,097
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	185	192,878
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	250	248,198
5.65%, 01/10/30	105	108,537
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	260	252,932
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(c)	115	110,242
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	200	175,153
3.95%, 03/29/27	260	255,595
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	320	314,072
4.05%, 04/09/29	215	208,919
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	225	213,222
4.55%, 10/02/28	310	307,888
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	245	248,666
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	300	305,990
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	315	321,485
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	225	238,332
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(c)	485	464,231
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	595	561,580
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	725	694,086
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	320	269,480
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	675	569,139
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	460	420,908
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	370	347,828
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	620	552,426
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	675	580,691
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	735	640,979
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	860	783,437
2.95%, 10/01/26	673	655,107
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	425	409,145
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	635	574,624

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	$780	$686,469
3.20%, 06/15/26	370	362,866
3.30%, 04/01/26	543	534,839
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	523	504,874
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	610	593,448
3.63%, 12/01/27	391	380,578
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	555	531,334
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	610	598,294
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(c)	508	503,561
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	497	485,928
4.13%, 12/15/26	529	524,636
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	537	527,343
4.25%, 10/01/27	338	336,325
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	615	608,892
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	558	551,384
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	665	655,355
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	385	383,060
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	510	505,052
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	585	571,601
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	570	565,968
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	820	821,720
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	990	990,536
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	635	630,917
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	185	186,236
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	645	650,443
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	620	625,056
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	380	382,266
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	775	787,419
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	600	610,592
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	645	656,676
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	1,105	1,131,566
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	545	555,280
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	570	587,616
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	770	798,183
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	415	435,689
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	455	465,911
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	490	513,316
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	785	850,400
7.63%, 10/15/26	135	142,399
8.00%, 04/29/27	145	156,325
8.75%, 09/01/30	115	137,152
JPMorgan Chase Bank NA, 5.11%, 12/08/26	430	435,242
KeyBank NA, 5.00%, 01/26/33	55	53,752
KeyBank NA/Cleveland OH
3.40%, 05/20/26	260	254,061
3.90%, 04/13/29	250	235,953
4.90%, 08/08/32	270	261,576
5.85%, 11/15/27	260	267,547
6.95%, 02/01/28	50	52,216
KeyCorp
2.25%, 04/06/27	190	179,179
2.55%, 10/01/29	288	258,757
Security	Par (000)	Value
Banks (continued)
4.10%, 04/30/28	$195	$190,056
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	140	135,156
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	160	170,973
Korea Development Bank (The)
0.80%, 07/19/26	105	98,936
2.00%, 09/12/26	270	258,324
2.00%, 10/25/31	65	54,860
2.25%, 02/24/27	50	47,772
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26	945	906,175
0.75%, 09/30/30	430	355,204
1.00%, 10/01/26	1,060	1,000,073
1.75%, 09/14/29	513	460,688
2.88%, 04/03/28	787	755,577
3.00%, 05/20/27	1,235	1,201,283
3.50%, 08/27/27	20	19,648
3.63%, 04/01/26	460	455,846
3.75%, 02/15/28	795	785,096
3.88%, 06/15/28	900	891,339
4.00%, 03/15/29(a)	1,105	1,099,179
4.13%, 07/15/33	855	848,350
4.38%, 03/01/27	1,245	1,250,063
4.38%, 02/28/34	450	454,566
4.63%, 08/07/26	1,105	1,111,499
4.75%, 10/29/30	420	432,835
5.00%, 03/16/26	640	645,375
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	335	319,739
0.88%, 09/03/30	170	141,345
1.75%, 07/27/26	330	316,527
3.88%, 09/28/27	235	233,080
3.88%, 06/14/28	105	103,943
4.63%, 04/17/29	360	366,923
5.00%, 10/24/33	97	102,186
Series 37, 2.50%, 11/15/27	180	171,633
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(c)	200	190,826
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(c)	385	371,146
3.75%, 01/11/27	290	284,274
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	310	302,497
4.38%, 03/22/28	300	295,960
4.55%, 08/16/28	290	287,693
4.65%, 03/24/26	345	342,977
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	270	265,741
5.09%, 11/26/28, (1-year CMT + 0.850%)(c)	200	201,033
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	215	217,563
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	200	203,430
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	400	408,690
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	240	246,891
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	275	282,701
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	265	269,532
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	225	256,664
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(c)	150	148,799
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	175	170,257
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	210	218,349
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	275	296,924

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	$280	$279,612
4.70%, 01/27/28	140	139,399
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	455	432,188
2.05%, 07/17/30	100	86,618
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	470	401,583
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	350	333,194
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	205	176,487
2.56%, 02/25/30	315	283,216
2.76%, 09/13/26	215	208,126
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	260	227,608
3.20%, 07/18/29	380	356,508
3.29%, 07/25/27	240	232,888
3.68%, 02/22/27	265	260,287
3.74%, 03/07/29	345	334,184
3.85%, 03/01/26	500	494,818
3.96%, 03/02/28	336	330,819
4.05%, 09/11/28	230	226,522
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	215	211,862
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	160	153,820
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	320	322,303
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	335	339,229
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	200	203,458
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	220	224,364
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	85	86,487
5.41%, 04/19/34, (1-year CMT + 1.970%)(c)	215	222,302
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	250	255,368
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	390	401,631
5.44%, 02/22/34, (1-year CMT + 1.630%)(c)	280	289,729
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	40	41,369
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	290	275,420
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	40	38,015
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	105	89,463
2.17%, 05/22/32, (1-year CMT + 0.870%)(c)	215	181,922
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	275	238,358
2.26%, 07/09/32, (1-year CMT + 0.900%)(c)	200	169,381
2.56%, 09/13/31	230	196,697
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(c)	115	102,178
2.84%, 09/13/26	273	264,760
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	200	183,088
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	150	139,327
3.17%, 09/11/27	270	259,730
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	120	112,452
4.02%, 03/05/28	300	294,187
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(c)	250	245,032
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	200	204,021
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	200	204,178
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	225	228,987
5.58%, 05/26/35, (1-year CMT + 1.300%)(c)	200	207,048
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	200	207,014
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	40	41,140
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	225	233,689
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	25	25,981
Security	Par (000)	Value
Banks (continued)
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	$245	$255,890
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	225	235,015
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	315	325,174
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(c)	565	543,192
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	665	630,498
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	630	602,125
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	565	470,648
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	575	479,262
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	775	655,384
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	520	496,047
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	560	463,299
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	585	500,710
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	775	699,080
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	575	503,573
3.13%, 07/27/26	689	673,005
3.59%, 07/22/28(c)	661	639,940
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	660	621,604
3.63%, 01/20/27	668	656,843
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	661	642,300
3.88%, 01/27/26	704	698,146
3.95%, 04/23/27	414	406,904
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	575	568,210
4.35%, 09/08/26	483	479,733
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	649	639,495
4.65%, 10/18/30, (1-day SOFR +1.100%)(c)	675	670,186
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	450	445,874
5.04%, 07/19/30, (1-day SOFR +1.215%)(c)	460	463,735
5.05%, 01/28/27, (1-day SOFR + 1.295%)(c)	385	386,176
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	465	469,916
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	625	632,319
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	490	496,429
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	700	707,322
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	405	400,842
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	730	742,513
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	600	611,742
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	350	357,616
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	545	558,139
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	305	311,078
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	555	571,949
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	720	756,251
5.94%, 02/07/39, (5-year CMT + 1.800%)(c)	315	323,362
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	485	497,098
6.25%, 08/09/26	140	143,650
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	505	525,704
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	665	720,635
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	470	496,519
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	485	536,221
7.25%, 04/01/32	230	264,805
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	495	492,559
4.75%, 04/21/26	395	396,181
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	335	336,663
4.97%, 07/14/28, (1-day SOFR +0.930%)(c)	340	342,051
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	470	478,182
5.88%, 10/30/26	335	343,043
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	242,585
3.91%, 06/09/27	130	128,421

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.50%, 10/26/27	$250	$250,340
4.79%, 01/10/29	260	263,198
4.90%, 06/13/28	50	50,698
4.94%, 01/12/28	310	314,431
4.97%, 01/12/26	100	100,471
5.09%, 06/11/27	250	253,834
National Bank of Canada
4.50%, 10/10/29	20	19,735
5.60%, 07/02/27, (1-day SOFR +1.036%)(c)	45	45,541
5.60%, 12/18/28	255	262,336
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	355	337,857
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	200	174,935
3.07%, 05/22/28, (1-year CMT + 2.550%)(c)	215	205,992
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(c)	315	307,677
4.80%, 04/05/26	370	370,159
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(c)	415	414,247
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	260	259,433
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(c)	410	410,815
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	220	223,478
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	245	248,693
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	260	267,861
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	240	246,844
5.85%, 03/02/27, (1-year CMT + 1.350%)(c)	230	232,508
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	200	210,600
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	210	217,761
Northern Trust Corp.
1.95%, 05/01/30(a)	260	226,943
3.15%, 05/03/29	102	96,799
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(c)	112	107,708
3.65%, 08/03/28	46	44,814
4.00%, 05/10/27	245	242,624
6.13%, 11/02/32(a)	120	130,083
Oesterreichische Kontrollbank AG
0.50%, 02/02/26	140	133,699
3.63%, 09/09/27	20	19,688
3.75%, 09/05/29	50	49,139
4.13%, 01/20/26	50	49,799
4.13%, 01/18/29	460	458,904
4.25%, 03/01/28	80	80,079
4.75%, 05/21/27	355	359,296
5.00%, 10/23/26	105	106,307
PNC Bank NA
2.70%, 10/22/29	250	225,732
4.05%, 07/26/28	300	292,784
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	185	174,835
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	254	218,078
2.55%, 01/22/30	500	450,618
2.60%, 07/23/26	190	184,185
3.15%, 05/19/27	178	172,328
3.45%, 04/23/29	424	404,727
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	195	187,636
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(c)	285	284,975
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	235	232,968
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	375	373,721
5.10%, 07/23/27, (1-day SOFR + 0.796%)(c)	230	231,292
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	170	172,016
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	200	203,680
Security	Par (000)	Value
Banks (continued)
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	$315	$321,073
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	375	384,884
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	417	427,480
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	380	394,048
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	220	232,557
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	330	349,545
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)(c)	235	242,633
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	375	419,915
Regions Financial Corp.
1.80%, 08/12/28	150	135,121
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	150	150,629
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	145	148,554
Royal Bank of Canada
0.88%, 01/20/26	316	303,455
1.15%, 07/14/26	195	185,052
1.20%, 04/27/26	410	391,865
1.40%, 11/02/26	199	187,868
2.05%, 01/21/27	60	57,111
2.30%, 11/03/31	330	282,454
3.63%, 05/04/27	255	250,016
3.88%, 05/04/32	235	221,170
4.24%, 08/03/27	315	312,948
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(c)	135	134,625
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	140	139,505
4.65%, 01/27/26	372	371,389
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	320	318,763
4.88%, 01/12/26	245	246,094
4.88%, 01/19/27	250	252,059
4.90%, 01/12/28	140	141,278
4.95%, 02/01/29	230	233,097
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	255	257,215
5.00%, 02/01/33	355	357,373
5.00%, 05/02/33	230	231,538
5.07%, 07/23/27, (1-day SOFR + 0.790%)(c)	275	276,912
5.15%, 02/01/34	310	313,297
5.20%, 07/20/26	165	166,850
5.20%, 08/01/28	230	234,991
6.00%, 11/01/27	280	290,844
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	245	232,450
3.24%, 10/05/26	233	225,739
4.40%, 07/13/27	269	265,423
6.12%, 05/31/27, (1-day SOFR +1.232%)(c)	125	126,901
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	120	123,709
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	165	170,473
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	210	218,086
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	190	198,367
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	110	122,008
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	310	294,403
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	220	208,699
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(c)	210	203,169
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	225	221,604
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	210	218,860

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co.
4.59%, 11/25/26	$250	$250,615
4.78%, 11/23/29	250	252,066
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	85	80,348
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	205	195,014
2.20%, 03/03/31	120	103,873
2.40%, 01/24/30	171	154,343
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	115	99,355
2.65%, 05/19/26	185	180,393
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	45	40,867
3.15%, 03/30/31, (1-day SOFR + 2.650%)(c)	140	129,799
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(c)	115	112,826
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	124	118,095
4.33%, 10/22/27	190	189,360
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	150	146,444
4.53%, 02/20/29, (1-day SOFR +1.018%)(c)	255	254,274
4.68%, 10/22/32, (1-day SOFR +1.050%)(c)	180	178,508
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	145	144,144
4.99%, 03/18/27	225	227,512
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(c)	165	167,922
5.27%, 08/03/26	239	241,976
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	205	212,847
5.82%, 11/04/28, (1-day SOFR + 1.715%)(c)	85	87,916
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	125	133,303
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	245	235,002
1.40%, 09/17/26	330	311,881
1.71%, 01/12/31	200	166,663
1.90%, 09/17/28	435	393,137
2.13%, 07/08/30	125	108,267
2.14%, 09/23/30	205	175,778
2.17%, 01/14/27	145	138,024
2.22%, 09/17/31	280	236,993
2.47%, 01/14/29	200	183,248
2.63%, 07/14/26	528	511,615
2.75%, 01/15/30	365	330,272
3.01%, 10/19/26	305	296,121
3.04%, 07/16/29	550	510,958
3.20%, 09/17/29	165	153,751
3.35%, 10/18/27	210	203,007
3.36%, 07/12/27	320	311,136
3.45%, 01/11/27	287	280,609
3.78%, 03/09/26	360	356,158
3.94%, 07/19/28	90	87,850
4.31%, 10/16/28(a)	150	148,322
5.32%, 07/09/29	225	230,527
5.42%, 07/09/31	220	226,314
5.46%, 01/13/26	430	433,486
5.52%, 01/13/28	120	123,016
5.56%, 07/09/34	240	249,422
5.71%, 01/13/30	200	207,791
5.72%, 09/14/28	320	330,961
5.77%, 01/13/33	425	447,612
5.78%, 07/13/33	200	210,769
5.80%, 07/13/28	210	217,803
5.81%, 09/14/33	220	233,288
5.85%, 07/13/30	220	230,517
5.88%, 07/13/26	215	218,996
Synchrony Bank, 5.63%, 08/23/27	250	252,621
Security	Par (000)	Value
Banks (continued)
Synovus Bank, 5.63%, 02/15/28	$30	$30,245
Toronto-Dominion Bank (The)
0.75%, 01/06/26	300	287,916
1.20%, 06/03/26	349	331,870
1.25%, 09/10/26	250	235,822
1.95%, 01/12/27	150	142,238
2.00%, 09/10/31(a)	195	165,181
2.45%, 01/12/32	145	124,077
2.80%, 03/10/27	280	269,345
3.20%, 03/10/32	340	304,701
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	285	277,223
4.11%, 06/08/27	282	278,445
4.46%, 06/08/32	360	349,631
4.69%, 09/15/27	350	350,648
4.98%, 04/05/27	220	221,784
4.99%, 04/05/29	245	247,853
5.10%, 01/09/26	120	120,506
5.16%, 01/10/28	150	152,141
5.26%, 12/11/26	140	141,710
5.52%, 07/17/28	305	313,750
5.53%, 07/17/26	375	379,844
Truist Bank
2.25%, 03/11/30	250	217,240
3.80%, 10/30/26	80	78,550
Truist Financial Corp.
1.13%, 08/03/27	204	186,170
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	270	258,401
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	220	199,081
1.95%, 06/05/30	185	159,742
3.88%, 03/19/29	175	168,346
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	220	216,388
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	260	260,106
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	180	173,727
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	275	272,928
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	165	165,664
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	315	320,665
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	365	376,791
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	435	454,058
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	245	249,348
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	205	217,227
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	405	436,425
U.S. Bancorp
1.38%, 07/22/30(a)	285	238,785
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	295	279,743
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	225	186,758
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	210	181,153
3.00%, 07/30/29	230	212,987
3.10%, 04/27/26	218	213,604
3.90%, 04/26/28	222	217,264
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	395	393,063
4.65%, 02/01/29, (1-day SOFR + 1.230%)(c)	265	264,191
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	415	406,741
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	315	308,579
5.10%, 07/23/30, (1-day SOFR +1.250%)(c)	285	287,926
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	315	321,507
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	400	415,161
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	345	355,925
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	301	314,731
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	330	345,279
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	215	222,820

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series V, 2.38%, 07/22/26	$270	$261,058
Series X, 3.15%, 04/27/27	253	245,446
UBS AG/London
1.25%, 06/01/26	240	228,491
5.65%, 09/11/28	360	372,706
UBS AG/Stamford CT
1.25%, 08/07/26	370	350,343
5.00%, 07/09/27	310	312,705
7.50%, 02/15/28	510	550,142
UBS Group AG, 4.55%, 04/17/26	350	349,401
Wachovia Corp., 7.57%, 08/01/26(d)	85	88,447
Webster Financial Corp., 4.10%, 03/25/29	50	47,965
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	672	634,143
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	675	603,273
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	735	672,815
3.00%, 04/22/26	729	712,467
3.00%, 10/23/26	781	757,713
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(c)	550	536,781
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	920	824,863
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	810	787,700
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	672	652,731
4.10%, 06/03/26	546	540,550
4.15%, 01/24/29	607	595,052
4.30%, 07/22/27	553	547,630
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	470	461,775
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	670	669,844
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	1,035	1,024,630
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	645	654,669
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	525	528,509
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	845	857,837
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	605	619,438
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	965	991,291
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	865	887,187
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	725	739,988
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	630	663,294
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	775	846,470
Series B, 7.95%, 11/15/29	80	90,249
Wells Fargo Bank NA
4.81%, 01/15/26	360	361,080
5.25%, 12/11/26	465	471,241
5.45%, 08/07/26	530	537,433
Westpac Banking Corp.
1.15%, 06/03/26	374	356,185
1.95%, 11/20/28	306	278,523
2.15%, 06/03/31	195	168,747
2.65%, 01/16/30	90	82,287
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	255	219,907
2.70%, 08/19/26	240	233,265
2.85%, 05/13/26	365	356,753
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	205	176,973
3.35%, 03/08/27	233	227,837
3.40%, 01/25/28	247	239,518
4.04%, 08/26/27	225	223,024
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	235	223,933
Security	Par (000)	Value
Banks (continued)
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	$345	$339,897
4.60%, 10/20/26	110	110,391
5.05%, 04/16/29	230	235,312
5.20%, 04/16/26	220	222,125
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)(c)	180	181,546
5.46%, 11/18/27	280	288,032
5.54%, 11/17/28	325	338,146
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	200	202,182
6.82%, 11/17/33	180	199,816
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,214
Zions Bancorp NA, 3.25%, 10/29/29	125	111,648
		294,757,883
Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	40	39,610
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	295	280,948
4.00%, 04/13/28	420	415,248
4.75%, 01/23/29	898	907,563
4.90%, 01/23/31	220	223,936
5.00%, 06/15/34	165	168,258
Brown-Forman Corp., 4.75%, 04/15/33	90	90,052
Coca-Cola Co. (The)
1.00%, 03/15/28	260	234,952
1.38%, 03/15/31	328	273,373
1.45%, 06/01/27	345	322,436
1.50%, 03/05/28	205	188,059
1.65%, 06/01/30	260	224,721
2.00%, 03/05/31	225	195,468
2.13%, 09/06/29	235	213,140
2.25%, 01/05/32	485	420,894
2.90%, 05/25/27	140	135,593
3.38%, 03/25/27	243	238,546
3.45%, 03/25/30	268	257,013
4.65%, 08/14/34	140	139,702
5.00%, 05/13/34	180	184,532
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	120	122,949
5.45%, 06/01/34	115	118,384
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	76,133
2.75%, 01/22/30	80	72,830
Constellation Brands Inc.
2.25%, 08/01/31	225	190,972
2.88%, 05/01/30	155	140,537
3.15%, 08/01/29	180	168,020
3.50%, 05/09/27	45	43,795
3.60%, 02/15/28	70	67,750
3.70%, 12/06/26	144	141,555
4.35%, 05/09/27	165	164,017
4.65%, 11/15/28	115	114,878
4.75%, 05/09/32	110	108,654
4.80%, 01/15/29	100	100,290
4.90%, 05/01/33	165	163,282
5.00%, 02/02/26	105	104,991
Diageo Capital PLC
2.00%, 04/29/30	265	232,217
2.13%, 04/29/32	60	50,104
2.38%, 10/24/29	225	204,152
3.88%, 05/18/28	55	54,112

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.30%, 10/24/27	$220	$225,187
5.38%, 10/05/26	235	238,688
5.50%, 01/24/33	35	36,342
5.63%, 10/05/33	240	251,998
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	125	107,658
2.55%, 09/15/26	145	139,947
3.20%, 05/01/30	175	162,135
3.43%, 06/15/27	115	111,830
3.95%, 04/15/29	265	257,578
4.05%, 04/15/32	180	172,142
4.60%, 05/25/28	240	239,883
5.05%, 03/15/29	95	96,401
5.10%, 03/15/27	80	81,028
5.30%, 03/15/34	155	158,398
Series 10, 5.20%, 03/15/31	95	97,039
Molson Coors Beverage Co., 3.00%, 07/15/26	468	455,909
PepsiCo Inc.
1.40%, 02/25/31	220	183,184
1.63%, 05/01/30	259	223,386
1.95%, 10/21/31	195	165,266
2.38%, 10/06/26	219	211,505
2.63%, 03/19/27	150	144,561
2.63%, 07/29/29	233	216,177
2.75%, 03/19/30	360	330,527
2.85%, 02/24/26	145	142,412
3.00%, 10/15/27	348	336,227
3.60%, 02/18/28	150	147,028
3.90%, 07/18/32	285	272,755
4.45%, 05/15/28	175	176,333
4.45%, 02/15/33	175	177,278
4.50%, 07/17/29	160	161,298
4.55%, 02/13/26	115	115,218
4.80%, 07/17/34	115	115,755
5.13%, 11/10/26	165	167,412
7.00%, 03/01/29	150	165,369
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	100	100,592
4.65%, 02/16/27	125	125,829
4.70%, 02/16/34	120	119,314
		14,223,255
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	245	220,828
2.00%, 01/15/32	245	202,882
2.20%, 02/21/27	317	301,410
2.30%, 02/25/31	265	229,559
2.45%, 02/21/30	310	277,662
2.60%, 08/19/26	295	285,312
3.00%, 02/22/29	165	154,908
3.20%, 11/02/27	192	185,522
3.35%, 02/22/32	230	208,815
4.05%, 08/18/29	235	228,852
4.20%, 03/01/33	140	132,465
5.15%, 03/02/28	860	873,506
5.25%, 03/02/30	600	613,688
5.25%, 03/02/33	905	919,849
5.51%, 03/02/26	75	74,973
Biogen Inc., 2.25%, 05/01/30	370	323,498
Security	Par (000)	Value
Biotechnology (continued)
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	$115	$111,534
3.70%, 03/15/32	210	191,417
Gilead Sciences Inc.
1.20%, 10/01/27	190	173,774
1.65%, 10/01/30	280	237,262
2.95%, 03/01/27	277	268,062
3.65%, 03/01/26	638	630,534
4.80%, 11/15/29	140	140,863
5.25%, 10/15/33	190	195,404
Illumina Inc.
2.55%, 03/23/31	145	125,216
4.65%, 09/09/26	75	74,756
5.75%, 12/13/27	90	92,354
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	288	242,510
Royalty Pharma PLC
1.75%, 09/02/27	200	184,569
2.15%, 09/02/31(a)	149	124,551
2.20%, 09/02/30	230	197,670
5.15%, 09/02/29	120	120,917
5.40%, 09/02/34	55	54,835
		8,399,957
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27	146	139,783
2.70%, 02/15/31	135	119,546
2.72%, 02/15/30	475	430,130
5.90%, 03/15/34	135	143,244
CRH America Finance Inc., 5.40%, 05/21/34	80	82,210
CRH SMW Finance DAC, 5.20%, 05/21/29	200	203,499
Eagle Materials Inc., 2.50%, 07/01/31	225	196,213
Fortune Brands Innovations Inc.
3.25%, 09/15/29	125	117,011
4.00%, 03/25/32	95	89,096
5.88%, 06/01/33	155	162,522
Johnson Controls International PLC, 3.90%, 02/14/26	86	85,085
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	115	97,495
2.00%, 09/16/31	145	122,283
4.90%, 12/01/32	60	60,397
5.50%, 04/19/29	115	118,736
Lennox International Inc.
1.70%, 08/01/27	100	92,498
5.50%, 09/15/28	125	128,299
Martin Marietta Materials Inc.
2.40%, 07/15/31	200	172,682
3.45%, 06/01/27	25	24,324
3.50%, 12/15/27	154	149,321
5.15%, 12/01/34	60	60,311
Series CB, 2.50%, 03/15/30	135	121,078
Masco Corp.
1.50%, 02/15/28	115	104,581
2.00%, 10/01/30	90	76,862
2.00%, 02/15/31	170	144,576
3.50%, 11/15/27	80	77,350
Mohawk Industries Inc., 5.85%, 09/18/28	100	103,520
Owens Corning
3.40%, 08/15/26	145	141,879
3.50%, 02/15/30	50	46,959

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.88%, 06/01/30	$130	$123,905
3.95%, 08/15/29	95	91,810
5.50%, 06/15/27	75	76,515
5.70%, 06/15/34	120	125,203
Trane Technologies Financing Ltd.
3.50%, 03/21/26	165	162,522
3.80%, 03/21/29	198	192,110
5.10%, 06/13/34	70	70,985
5.25%, 03/03/33	60	61,589
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	140	136,492
Vulcan Materials Co.
3.50%, 06/01/30	180	168,857
3.90%, 04/01/27	135	133,194
4.95%, 12/01/29	120	121,139
5.35%, 12/01/34(a)	150	153,688
		5,229,499
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	150	141,208
2.05%, 05/15/30	222	195,449
4.60%, 02/08/29	75	75,544
4.75%, 02/08/31	165	166,292
4.80%, 03/03/33	145	146,075
4.85%, 02/08/34	255	256,072
Albemarle Corp.
4.65%, 06/01/27	155	154,344
5.05%, 06/01/32(a)	115	112,345
Cabot Corp.
4.00%, 07/01/29	78	75,370
5.00%, 06/30/32	120	119,642
Celanese U.S. Holdings LLC
1.40%, 08/05/26	95	88,699
6.17%, 07/15/27	345	351,989
6.33%, 07/15/29	152	157,099
6.38%, 07/15/32	153	159,389
6.60%, 11/15/28	205	212,317
6.80%, 11/15/30	235	247,273
6.95%, 11/15/33(a)	170	181,726
CF Industries Inc., 5.15%, 03/15/34	130	128,817
Dow Chemical Co. (The)
2.10%, 11/15/30	190	163,659
4.25%, 10/01/34	5	4,679
4.80%, 11/30/28	233	234,131
5.15%, 02/15/34(a)	130	130,559
6.30%, 03/15/33(a)	115	124,836
7.38%, 11/01/29	184	204,696
DuPont de Nemours Inc., 4.73%, 11/15/28	490	494,354
Eastman Chemical Co.
4.50%, 12/01/28	155	153,910
5.00%, 08/01/29	100	100,906
5.63%, 02/20/34	130	133,139
5.75%, 03/08/33	135	139,940
Ecolab Inc.
1.30%, 01/30/31	113	92,747
1.65%, 02/01/27	85	80,208
2.13%, 02/01/32	122	103,296
2.70%, 11/01/26	175	169,492
3.25%, 12/01/27	124	119,715
4.80%, 03/24/30	192	193,950
5.25%, 01/15/28(a)	125	128,344
Security	Par (000)	Value
Chemicals (continued)
EIDP Inc.
2.30%, 07/15/30	$106	$93,875
4.50%, 05/15/26	205	205,004
4.80%, 05/15/33	55	54,629
FMC Corp.
3.20%, 10/01/26	120	116,473
3.45%, 10/01/29	68	63,220
5.15%, 05/18/26	90	90,330
5.65%, 05/18/33(a)	105	106,659
Huntsman International LLC
2.95%, 06/15/31	91	77,520
4.50%, 05/01/29	178	171,642
5.70%, 10/15/34	75	73,317
International Flavors & Fragrances Inc., 4.45%, 09/26/28	35	34,574
Linde Inc./CT
1.10%, 08/10/30	176	147,550
3.20%, 01/30/26	150	147,950
Lubrizol Corp. (The), 6.50%, 10/01/34	10	11,350
LYB International Finance II BV, 3.50%, 03/02/27	170	165,642
LYB International Finance III LLC
2.25%, 10/01/30	115	99,669
5.50%, 03/01/34	165	167,002
5.63%, 05/15/33	130	134,540
Mosaic Co. (The)
4.05%, 11/15/27	115	113,011
5.38%, 11/15/28	100	102,280
5.45%, 11/15/33	25	25,365
NewMarket Corp., 2.70%, 03/18/31	125	108,549
Nutrien Ltd.
2.95%, 05/13/30	129	117,741
4.00%, 12/15/26	35	34,493
4.20%, 04/01/29	185	181,662
4.90%, 03/27/28	195	196,704
5.20%, 06/21/27	105	106,584
5.40%, 06/21/34(a)	100	102,012
PPG Industries Inc.
1.20%, 03/15/26	200	191,209
2.55%, 06/15/30	65	58,122
2.80%, 08/15/29	65	59,870
3.75%, 03/15/28	120	116,996
Rohm & Haas Co., 7.85%, 07/15/29	70	78,181
RPM International Inc.
2.95%, 01/15/32	100	88,204
3.75%, 03/15/27	129	126,320
4.55%, 03/01/29	112	111,329
Sherwin-Williams Co. (The)
2.20%, 03/15/32	125	105,367
2.30%, 05/15/30	157	138,821
2.95%, 08/15/29(a)	170	157,718
3.45%, 06/01/27	360	350,939
3.95%, 01/15/26	110	109,227
4.55%, 03/01/28	25	25,011
4.80%, 09/01/31	40	39,917
Westlake Corp.
3.38%, 06/15/30	75	69,482
3.60%, 08/15/26	199	195,165
		10,813,436
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30	265	222,543

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
1.70%, 05/15/28	$275	$252,532
4.45%, 09/09/34	125	121,684
Block Financial LLC
2.50%, 07/15/28	140	128,315
3.88%, 08/15/30	145	135,473
Cintas Corp. No. 2
3.70%, 04/01/27	283	278,076
4.00%, 05/01/32	191	182,418
Cornell University, 4.84%, 06/15/34(a)	105	106,519
Emory University, Series 2020, 2.14%, 09/01/30	100	88,296
Equifax Inc.
2.35%, 09/15/31	245	208,318
2.60%, 12/15/25	84	82,020
3.10%, 05/15/30	135	123,957
4.80%, 09/15/29	120	119,560
5.10%, 12/15/27	145	146,735
5.10%, 06/01/28	195	196,924
Global Payments Inc.
1.20%, 03/01/26	215	205,553
2.15%, 01/15/27	180	170,873
2.90%, 05/15/30	225	202,893
2.90%, 11/15/31	130	113,593
3.20%, 08/15/29	272	252,262
4.45%, 06/01/28	120	118,495
4.80%, 04/01/26	128	127,949
4.95%, 08/15/27	110	110,598
5.30%, 08/15/29	85	86,083
5.40%, 08/15/32	170	172,788
GXO Logistics Inc.
1.65%, 07/15/26	95	90,301
2.65%, 07/15/31	120	104,179
6.25%, 05/06/29	125	129,313
6.50%, 05/06/34	115	121,318
Johns Hopkins University, 4.71%, 07/01/32	65	65,164
Leland Stanford Junior University (The), 1.29%, 06/01/27	45	41,810
Moody's Corp.
2.00%, 08/19/31	80	67,665
3.25%, 01/15/28	115	111,075
4.25%, 02/01/29	120	118,921
4.25%, 08/08/32	95	91,956
5.00%, 08/05/34	105	105,634
PayPal Holdings Inc.
2.30%, 06/01/30	235	208,853
2.65%, 10/01/26	275	266,180
2.85%, 10/01/29	376	348,183
3.90%, 06/01/27	115	113,686
4.40%, 06/01/32	175	171,516
5.15%, 06/01/34	170	173,124
Quanta Services Inc.
2.35%, 01/15/32	120	101,574
2.90%, 10/01/30	240	217,772
4.75%, 08/09/27	100	100,122
5.25%, 08/09/34	140	140,123
RELX Capital Inc.
3.00%, 05/22/30	240	221,078
4.00%, 03/18/29	148	144,568
4.75%, 05/20/32	105	104,651
S&P Global Inc.
1.25%, 08/15/30	165	138,117
2.45%, 03/01/27	220	210,664
Security	Par (000)	Value
Commercial Services (continued)
2.50%, 12/01/29(a)	$154	$139,988
2.70%, 03/01/29	250	232,680
2.90%, 03/01/32	300	266,924
2.95%, 01/22/27	99	96,036
4.25%, 05/01/29	210	207,652
4.75%, 08/01/28	180	181,492
5.25%, 09/15/33	125	129,185
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	123	106,074
UL Solutions Inc., 6.50%, 10/20/28(b)	95	99,930
Verisk Analytics Inc.
4.13%, 03/15/29	175	171,757
5.25%, 06/05/34	115	116,343
5.75%, 04/01/33	125	131,879
Yale University, Series 2020, 1.48%, 04/15/30	110	94,686
		9,636,630
Computers — 0.6%
Accenture Capital Inc.
3.90%, 10/04/27	125	123,639
4.05%, 10/04/29	180	176,957
4.25%, 10/04/31	290	283,641
4.50%, 10/04/34	230	224,119
Amdocs Ltd., 2.54%, 06/15/30	185	163,145
Apple Inc.
0.70%, 02/08/26	545	522,317
1.20%, 02/08/28	505	459,395
1.25%, 08/20/30	315	267,105
1.40%, 08/05/28	520	469,850
1.65%, 05/11/30	413	359,663
1.65%, 02/08/31	575	491,554
1.70%, 08/05/31	220	186,406
2.05%, 09/11/26	455	437,506
2.20%, 09/11/29	419	381,784
2.45%, 08/04/26	438	425,036
2.90%, 09/12/27	466	449,448
3.00%, 06/20/27	207	201,000
3.00%, 11/13/27	295	285,498
3.20%, 05/11/27	445	434,049
3.25%, 02/23/26	734	724,601
3.25%, 08/08/29(a)	230	220,183
3.35%, 02/09/27	497	487,559
3.35%, 08/08/32(a)	305	285,572
4.00%, 05/10/28	320	318,254
4.15%, 05/10/30	120	120,260
4.30%, 05/10/33	220	220,485
Booz Allen Hamilton Inc., 5.95%, 08/04/33	150	156,168
CGI Inc.
1.45%, 09/14/26	145	136,886
2.30%, 09/14/31	100	84,498
Dell Inc., 7.10%, 04/15/28	85	91,623
Dell International LLC/EMC Corp.
4.35%, 02/01/30	75	73,258
4.85%, 02/01/35	175	170,429
4.90%, 10/01/26	422	423,052
5.25%, 02/01/28	205	208,857
5.30%, 10/01/29	382	390,599
5.40%, 04/15/34	175	178,858
5.75%, 02/01/33	235	247,026
6.02%, 06/15/26	401	407,324
6.10%, 07/15/27	145	149,918
6.20%, 07/15/30	182	193,463

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
DXC Technology Co.
1.80%, 09/15/26	$130	$122,901
2.38%, 09/15/28	165	149,167
Fortinet Inc.
1.00%, 03/15/26	60	57,209
2.20%, 03/15/31	130	112,674
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	75	71,974
6.00%, 06/04/29	85	87,827
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	201	193,160
4.40%, 09/25/27	230	228,853
4.45%, 09/25/26	230	229,163
4.55%, 10/15/29	305	302,309
4.85%, 10/15/31	130	128,946
5.00%, 10/15/34	385	380,156
5.25%, 07/01/28	130	132,444
HP Inc.
1.45%, 06/17/26	85	80,856
2.65%, 06/17/31	265	231,143
3.00%, 06/17/27	195	187,344
3.40%, 06/17/30	5	4,646
4.00%, 04/15/29	205	198,858
4.20%, 04/15/32	145	138,097
4.75%, 01/15/28	230	231,157
5.50%, 01/15/33	200	205,580
IBM International Capital Pte Ltd.
4.60%, 02/05/27	165	165,674
4.60%, 02/05/29	170	170,416
4.70%, 02/05/26	160	160,221
4.75%, 02/05/31	120	120,514
4.90%, 02/05/34	195	194,205
International Business Machines Corp.
1.70%, 05/15/27	165	154,395
1.95%, 05/15/30	315	273,314
2.20%, 02/09/27	135	128,551
2.72%, 02/09/32	60	52,701
3.30%, 05/15/26	675	663,211
3.30%, 01/27/27	90	87,858
3.45%, 02/19/26	325	320,696
3.50%, 05/15/29	560	536,798
4.15%, 07/27/27	200	198,280
4.40%, 07/27/32	190	185,895
4.50%, 02/06/26	195	194,851
4.50%, 02/06/28	265	265,603
4.75%, 02/06/33	225	225,580
5.88%, 11/29/32	65	69,667
6.22%, 08/01/27	70	73,121
6.50%, 01/15/28	45	47,640
Kyndryl Holdings Inc.
2.05%, 10/15/26	138	131,083
2.70%, 10/15/28	130	119,731
3.15%, 10/15/31	133	117,044
6.35%, 02/20/34	85	90,285
Leidos Inc.
2.30%, 02/15/31	205	175,641
4.38%, 05/15/30	140	135,228
5.75%, 03/15/33	100	103,155
NetApp Inc.
2.38%, 06/22/27	135	127,818
2.70%, 06/22/30	160	143,187
Security	Par (000)	Value
Computers (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30	$80	$70,753
Western Digital Corp.
2.85%, 02/01/29	125	112,111
3.10%, 02/01/32	110	92,934
		20,813,610
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	135	131,270
3.25%, 08/15/32	140	128,217
4.60%, 03/01/28	66	67,260
4.60%, 03/01/33	121	121,785
4.80%, 03/02/26	141	141,877
Conopco Inc., Series E, 7.25%, 12/15/26	75	79,016
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	150	126,361
2.38%, 12/01/29	180	161,773
2.60%, 04/15/30	100	90,006
3.15%, 03/15/27	120	116,402
4.38%, 05/15/28	90	89,496
4.65%, 05/15/33	160	155,755
5.00%, 02/14/34(a)	85	85,134
Haleon U.S. Capital LLC
3.38%, 03/24/27	380	369,895
3.38%, 03/24/29	255	242,088
3.63%, 03/24/32	480	444,108
Kenvue Inc.
4.90%, 03/22/33	280	282,253
5.00%, 03/22/30	245	250,696
5.05%, 03/22/28	220	224,815
5.35%, 03/22/26	180	181,983
Procter & Gamble Co. (The)
1.00%, 04/23/26	230	220,335
1.20%, 10/29/30	300	251,232
1.90%, 02/01/27	265	252,627
1.95%, 04/23/31	230	200,893
2.30%, 02/01/32	109	96,144
2.45%, 11/03/26	205	198,175
2.70%, 02/02/26	114	111,867
2.80%, 03/25/27	118	114,401
2.85%, 08/11/27	168	162,250
3.00%, 03/25/30	316	295,262
3.95%, 01/26/28	120	119,493
4.05%, 01/26/33	290	283,209
4.10%, 01/26/26	175	174,660
4.15%, 10/24/29	115	114,907
4.35%, 01/29/29	185	186,119
4.55%, 01/29/34	170	170,278
4.55%, 10/24/34(a)	100	100,551
5.80%, 08/15/34	55	60,056
Unilever Capital Corp.
1.38%, 09/14/30	130	109,435
1.75%, 08/12/31	170	143,181
2.00%, 07/28/26	200	192,667
2.13%, 09/06/29	200	180,466
2.90%, 05/05/27	255	246,810
3.50%, 03/22/28	105	102,450
4.25%, 08/12/27	115	114,754
4.63%, 08/12/34	230	227,270
4.88%, 09/08/28	100	101,782
5.00%, 12/08/33	125	127,859

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.90%, 11/15/32	$158	$171,506
		8,320,829
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	107,345
6.25%, 06/15/33	135	141,921
WW Grainger Inc., 4.45%, 09/15/34	90	88,235
		337,501
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	270	260,742
2.45%, 10/29/26	805	770,167
3.00%, 10/29/28	847	790,304
3.30%, 01/30/32	855	759,751
3.40%, 10/29/33	350	304,692
3.65%, 07/21/27	250	243,258
3.88%, 01/23/28	180	175,453
4.45%, 04/03/26	160	159,189
4.63%, 10/15/27	165	164,547
4.63%, 09/10/29	150	148,193
4.95%, 09/10/34	260	253,450
5.10%, 01/19/29	195	196,875
5.30%, 01/19/34	165	165,738
5.75%, 06/06/28	235	242,105
6.10%, 01/15/27	235	241,070
6.15%, 09/30/30	240	253,720
6.45%, 04/15/27	310	321,374
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	150	155,093
Affiliated Managers Group Inc.
3.30%, 06/15/30	150	138,178
5.50%, 08/20/34	115	115,385
Air Lease Corp.
1.88%, 08/15/26	300	285,849
2.10%, 09/01/28	95	86,360
2.20%, 01/15/27	180	170,958
2.88%, 01/15/26	365	357,208
2.88%, 01/15/32	220	191,825
3.00%, 02/01/30	185	168,535
3.13%, 12/01/30	205	185,412
3.25%, 10/01/29	130	121,323
3.63%, 04/01/27	160	156,487
3.63%, 12/01/27	105	101,726
3.75%, 06/01/26	209	205,814
4.63%, 10/01/28	130	129,458
5.10%, 03/01/29	125	126,821
5.20%, 07/15/31	90	90,839
5.30%, 06/25/26	75	75,623
5.30%, 02/01/28	145	147,435
5.85%, 12/15/27	150	154,631
Aircastle Ltd., 4.25%, 06/15/26	195	192,865
Ally Financial Inc.
2.20%, 11/02/28	190	171,415
4.75%, 06/09/27	206	205,662
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	100	101,488
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	145	152,216
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	140	147,141
7.10%, 11/15/27	190	201,255
8.00%, 11/01/31	565	636,442
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Co.
1.65%, 11/04/26	$270	$255,477
2.55%, 03/04/27	423	405,166
3.13%, 05/20/26	210	205,834
3.30%, 05/03/27	400	388,464
4.05%, 05/03/29	245	241,339
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	280	272,469
4.90%, 02/13/26	315	316,034
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	180	179,650
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	155	156,246
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	260	261,969
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	260	262,020
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	325	330,820
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	355	360,262
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	285	288,007
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(c)	315	323,911
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	75	77,254
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(c)	210	212,511
5.85%, 11/05/27	345	357,315
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	75	78,497
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	265	287,630
American Express Credit Corp., 3.30%, 05/03/27	35	34,099
Ameriprise Financial Inc.
2.88%, 09/15/26	97	94,383
4.50%, 05/13/32	120	118,060
5.15%, 05/15/33	185	188,827
5.70%, 12/15/28	140	146,066
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	11,005
Apollo Global Management Inc., 6.38%, 11/15/33	110	121,787
Ares Management Corp., 6.38%, 11/10/28	50	52,863
BGC Group Inc.
6.60%, 06/10/29	105	107,559
8.00%, 05/25/28	40	42,862
Blue Owl Finance LLC, 6.25%, 04/18/34	225	236,719
Brookfield Capital Finance LLC, 6.09%, 06/14/33	130	137,659
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	126	106,457
Brookfield Finance Inc.
2.72%, 04/15/31	125	110,210
3.90%, 01/25/28	212	207,683
4.25%, 06/02/26	145	144,120
4.35%, 04/15/30	204	199,438
4.85%, 03/29/29	200	200,739
6.35%, 01/05/34	150	161,898
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	310	292,809
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	197	161,795
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	105	88,841
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	315	293,698
3.65%, 05/11/27	231	225,373
3.75%, 07/28/26	389	381,537
3.75%, 03/09/27	313	306,187
3.80%, 01/31/28	385	373,072
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	350	350,183
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	235	236,546
5.27%, 05/10/33, (1-day SOFR + 2.370%)(c)	155	154,946
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	180	182,682

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	$250	$253,175
5.70%, 02/01/30, (1-day SOFR + 1.905%)(c)	220	225,387
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	265	272,581
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	225	232,451
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	220	229,601
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	200	207,920
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	365	388,005
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	185	192,473
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	405	453,325
Cboe Global Markets Inc.
1.63%, 12/15/30	195	163,492
3.00%, 03/16/32	125	111,122
3.65%, 01/12/27	235	231,102
Charles Schwab Corp. (The)
0.90%, 03/11/26	355	338,918
1.15%, 05/13/26	240	228,688
1.65%, 03/11/31	205	171,310
1.95%, 12/01/31	220	182,729
2.00%, 03/20/28	325	299,977
2.30%, 05/13/31	215	186,438
2.45%, 03/03/27	355	339,426
2.75%, 10/01/29	90	82,558
2.90%, 03/03/32	235	207,592
3.20%, 03/02/27	229	222,330
3.20%, 01/25/28	200	192,218
3.25%, 05/22/29	175	165,707
3.30%, 04/01/27	176	171,107
3.45%, 02/13/26	140	138,146
4.00%, 02/01/29	176	172,434
4.63%, 03/22/30	175	176,992
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	200	205,771
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	240	252,419
5.88%, 08/24/26	140	142,909
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	315	338,362
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	240	252,950
CI Financial Corp., 3.20%, 12/17/30	230	201,430
CME Group Inc.
2.65%, 03/15/32	183	160,855
3.75%, 06/15/28	173	169,818
Credit Suisse USA LLC, 7.13%, 07/15/32	105	119,214
Discover Financial Services
4.10%, 02/09/27	204	201,397
4.50%, 01/30/26	193	192,230
6.70%, 11/29/32	160	174,614
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	185	215,724
Eaton Vance Corp., 3.50%, 04/06/27	75	73,309
Enact Holdings Inc., 6.25%, 05/28/29	130	133,541
Franklin Resources Inc., 1.60%, 10/30/30	165	138,416
Intercontinental Exchange Inc.
1.85%, 09/15/32	320	259,384
2.10%, 06/15/30	371	325,199
3.10%, 09/15/27	85	82,017
3.63%, 09/01/28	40	38,705
3.75%, 09/21/28	160	155,633
4.00%, 09/15/27	300	296,420
4.35%, 06/15/29	320	317,185
4.60%, 03/15/33	300	295,125
5.25%, 06/15/31	155	159,117
Invesco Finance PLC, 3.75%, 01/15/26	165	163,188
Security	Par (000)	Value
Diversified Financial Services (continued)
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	$80	$78,706
Jefferies Financial Group Inc.
2.63%, 10/15/31	200	171,310
2.75%, 10/15/32	150	126,214
4.15%, 01/23/30	300	289,333
4.85%, 01/15/27	230	230,635
5.88%, 07/21/28	215	221,847
6.20%, 04/14/34	285	300,552
6.45%, 06/08/27	90	93,324
Lazard Group LLC
3.63%, 03/01/27	80	77,963
4.38%, 03/11/29	89	87,425
4.50%, 09/19/28	95	93,702
6.00%, 03/15/31	100	104,368
Legg Mason Inc., 4.75%, 03/15/26	118	118,141
LPL Holdings Inc.
5.70%, 05/20/27	65	66,097
6.00%, 05/20/34	135	139,944
6.75%, 11/17/28	135	143,279
Mastercard Inc.
1.90%, 03/15/31	150	129,300
2.00%, 11/18/31	200	170,159
2.95%, 11/21/26	198	192,649
2.95%, 06/01/29	270	254,583
3.30%, 03/26/27	245	239,613
3.35%, 03/26/30	352	332,987
3.50%, 02/26/28	130	126,860
4.10%, 01/15/28	75	74,568
4.35%, 01/15/32	110	108,151
4.55%, 01/15/35	90	88,185
4.85%, 03/09/33	180	182,503
4.88%, 03/09/28	175	177,958
4.88%, 05/09/34	230	232,012
Nasdaq Inc.
1.65%, 01/15/31(a)	195	163,549
3.85%, 06/30/26	145	143,221
5.35%, 06/28/28	245	250,811
5.55%, 02/15/34	275	283,652
Nomura Holdings Inc.
1.65%, 07/14/26	280	265,746
2.17%, 07/14/28	205	186,223
2.33%, 01/22/27	200	189,669
2.61%, 07/14/31	275	235,896
2.68%, 07/16/30	235	207,284
2.71%, 01/22/29	115	105,281
3.00%, 01/22/32	210	182,589
3.10%, 01/16/30	255	232,560
5.39%, 07/06/27	205	207,148
5.59%, 07/02/27	205	208,356
5.61%, 07/06/29	210	215,363
5.71%, 01/09/26	40	40,295
5.78%, 07/03/34	250	257,958
6.07%, 07/12/28	200	207,438
6.09%, 07/12/33	205	217,473
6.18%, 01/18/33	30	31,870
ORIX Corp.
2.25%, 03/09/31	60	51,240
3.70%, 07/18/27	75	73,014
4.00%, 04/13/32	112	105,309
4.65%, 09/10/29	75	74,652

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 09/13/27	$197	$198,102
5.20%, 09/13/32	122	123,412
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	133	119,990
Radian Group Inc.
4.88%, 03/15/27	125	124,173
6.20%, 05/15/29	140	144,547
Raymond James Financial Inc., 4.65%, 04/01/30	199	200,026
Stifel Financial Corp., 4.00%, 05/15/30	150	143,323
Synchrony Financial
2.88%, 10/28/31	120	101,582
3.70%, 08/04/26	124	121,259
3.95%, 12/01/27	120	115,940
5.15%, 03/19/29	180	178,718
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(c)	105	107,335
TPG Operating Group II LP, 5.88%, 03/05/34	125	131,240
Visa Inc.
0.75%, 08/15/27	110	100,478
1.10%, 02/15/31	265	218,164
1.90%, 04/15/27	336	317,832
2.05%, 04/15/30	354	313,546
2.75%, 09/15/27	166	159,645
Voya Financial Inc.
3.65%, 06/15/26	75	73,708
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(c)	75	69,806
5.00%, 09/20/34	85	82,769
Western Union Co. (The)
1.35%, 03/15/26	135	128,873
2.75%, 03/15/31	85	73,288
		44,593,907
Electric — 2.0%
AEP Texas Inc.
3.95%, 06/01/28	130	126,611
4.70%, 05/15/32	125	122,566
5.40%, 06/01/33	95	96,137
5.45%, 05/15/29	125	128,445
5.70%, 05/15/34	90	92,789
Series I, 2.10%, 07/01/30	167	144,915
AEP Transmission Co. LLC
3.10%, 12/01/26	65	63,278
5.15%, 04/01/34	85	86,086
AES Corp. (The)
1.38%, 01/15/26	230	220,709
2.45%, 01/15/31	215	182,498
5.45%, 06/01/28	235	237,798
Alabama Power Co.
3.05%, 03/15/32	60	53,805
3.75%, 09/01/27	95	93,364
3.94%, 09/01/32	125	118,923
5.85%, 11/15/33	85	90,530
Series 20-A, 1.45%, 09/15/30	180	151,426
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	65	65,418
Ameren Corp.
1.75%, 03/15/28	90	82,041
1.95%, 03/15/27	140	132,051
3.50%, 01/15/31	164	152,464
3.65%, 02/15/26	115	113,426
5.00%, 01/15/29	170	171,772
5.70%, 12/01/26	155	157,880
Security	Par (000)	Value
Electric (continued)
Ameren Illinois Co.
1.55%, 11/15/30	$90	$75,625
3.80%, 05/15/28	88	86,079
3.85%, 09/01/32	145	135,847
4.95%, 06/01/33	10	10,067
American Electric Power Co. Inc.
2.30%, 03/01/30	123	108,713
3.20%, 11/13/27	65	62,598
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	150	141,706
5.20%, 01/15/29	245	249,275
5.63%, 03/01/33	236	243,973
5.75%, 11/01/27	200	206,226
5.95%, 11/01/32	52	55,081
Series J, 4.30%, 12/01/28	124	122,428
Appalachian Power Co.
4.50%, 08/01/32	110	106,282
5.65%, 04/01/34	75	77,624
Series AA, 2.70%, 04/01/31	140	123,354
Series X, 3.30%, 06/01/27	10	9,672
Arizona Public Service Co.
2.20%, 12/15/31	95	79,681
2.60%, 08/15/29	129	118,117
2.95%, 09/15/27	90	86,095
5.55%, 08/01/33	60	61,500
5.70%, 08/15/34	95	98,804
6.35%, 12/15/32	95	102,774
Atlantic City Electric Co.
2.30%, 03/15/31	70	60,532
4.00%, 10/15/28	105	102,973
Avangrid Inc., 3.80%, 06/01/29	192	184,125
Baltimore Gas & Electric Co.
2.25%, 06/15/31	142	122,570
2.40%, 08/15/26	75	72,419
5.30%, 06/01/34	60	61,560
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	125	103,772
3.25%, 04/15/28	130	124,863
3.70%, 07/15/30	260	248,635
Black Hills Corp.
2.50%, 06/15/30	125	109,898
3.05%, 10/15/29	82	75,675
3.15%, 01/15/27	35	33,778
3.95%, 01/15/26	90	89,068
4.35%, 05/01/33	30	28,271
5.95%, 03/15/28	75	77,885
6.15%, 05/15/34	120	128,085
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	130	130,397
5.05%, 03/01/35	30	30,275
5.15%, 03/01/34	115	117,154
5.20%, 10/01/28	105	107,355
Series AA, 3.00%, 02/01/27	130	125,793
Series AE, 2.35%, 04/01/31	30	26,058
Series AG, 3.00%, 03/01/32	60	53,348
Series ai., 4.45%, 10/01/32	94	91,722
Series K2, 6.95%, 03/15/33	60	68,019
Series Z, 2.40%, 09/01/26	100	96,297
CenterPoint Energy Inc.
1.45%, 06/01/26	125	119,215
2.65%, 06/01/31	95	83,239
2.95%, 03/01/30	75	68,209

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.25%, 08/10/26	$90	$90,689
5.40%, 06/01/29	180	183,974
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(c)	50	51,542
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	33	32,331
CMS Energy Corp.
3.00%, 05/15/26	110	107,222
3.45%, 08/15/27	110	106,463
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	50	43,613
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	100	94,822
Commonwealth Edison Co.
2.20%, 03/01/30	75	66,455
2.55%, 06/15/26	100	97,050
3.15%, 03/15/32	60	54,051
3.70%, 08/15/28	210	204,425
4.90%, 02/01/33	95	95,385
5.30%, 06/01/34	45	46,374
Series 122, 2.95%, 08/15/27	140	134,816
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	100	100,377
4.90%, 07/01/33	55	55,157
4.95%, 08/15/34(a)	80	80,376
Series A, 2.05%, 07/01/31	90	76,680
Series A, 3.20%, 03/15/27	70	68,080
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	220	192,511
3.80%, 05/15/28	60	58,569
5.20%, 03/01/33	160	164,236
5.38%, 05/15/34	80	83,161
5.50%, 03/15/34	115	120,326
Series 20A, 3.35%, 04/01/30	130	122,320
Series B, 3.13%, 11/15/27	85	81,743
Series D, 4.00%, 12/01/28	116	113,986
Constellation Energy Generation LLC
5.60%, 03/01/28	115	118,318
5.80%, 03/01/33	145	152,090
6.13%, 01/15/34	105	112,726
Consumers Energy Co.
3.60%, 08/15/32	85	79,288
3.80%, 11/15/28	108	105,147
4.60%, 05/30/29	135	135,548
4.63%, 05/15/33	175	173,267
4.65%, 03/01/28	135	135,690
4.70%, 01/15/30	60	60,372
4.90%, 02/15/29	90	91,146
Dominion Energy Inc.
4.25%, 06/01/28	159	157,113
4.35%, 08/15/32	105	100,800
5.38%, 11/15/32	215	220,699
Series A, 1.45%, 04/15/26	120	114,798
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	150	156,788
Series B, 3.60%, 03/15/27	50	49,033
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	200	212,326
Series C, 2.25%, 08/15/31	175	149,010
Series C, 3.38%, 04/01/30	355	331,085
Series D, 2.85%, 08/15/26	92	89,210
Series E, 6.30%, 03/15/33	15	16,193
Series F, 5.25%, 08/01/33	125	126,483
Security	Par (000)	Value
Electric (continued)
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	$40	$40,988
6.63%, 02/01/32	65	72,052
Series A, 2.30%, 12/01/31	110	93,856
DTE Electric Co.
2.25%, 03/01/30	140	124,885
4.85%, 12/01/26	80	80,865
5.20%, 04/01/33	135	138,330
5.20%, 03/01/34	125	128,077
Series A, 1.90%, 04/01/28	125	115,077
Series A, 3.00%, 03/01/32	133	119,334
Series C, 2.63%, 03/01/31	95	84,822
DTE Energy Co.
2.85%, 10/01/26	155	150,154
2.95%, 03/01/30	69	62,580
4.88%, 06/01/28	195	196,171
4.95%, 07/01/27	195	196,434
5.10%, 03/01/29	200	202,570
5.85%, 06/01/34	195	205,030
Series C, 3.40%, 06/15/29	124	117,376
Duke Energy Carolinas LLC
2.45%, 08/15/29	92	83,740
2.45%, 02/01/30	130	116,982
2.55%, 04/15/31	77	67,860
2.85%, 03/15/32	110	97,378
2.95%, 12/01/26	110	106,811
3.95%, 11/15/28	165	161,800
4.85%, 01/15/34	105	105,071
4.95%, 01/15/33	270	272,035
6.45%, 10/15/32	85	93,349
Series A, 6.00%, 12/01/28	40	42,011
Duke Energy Corp.
2.45%, 06/01/30	180	159,705
2.55%, 06/15/31	235	204,766
2.65%, 09/01/26	330	319,177
3.15%, 08/15/27	205	197,499
3.25%, 01/15/82, (5-year CMT + 2.321%)(c)	100	92,873
3.40%, 06/15/29	150	142,129
4.30%, 03/15/28	200	198,083
4.50%, 08/15/32	235	228,471
4.85%, 01/05/27	120	120,811
4.85%, 01/05/29	105	105,662
5.00%, 12/08/27	130	131,372
5.45%, 06/15/34	165	169,262
5.75%, 09/15/33	155	163,030
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	150	152,821
Duke Energy Florida LLC
1.75%, 06/15/30	100	85,985
2.40%, 12/15/31	180	154,547
2.50%, 12/01/29	175	158,944
3.20%, 01/15/27	45	43,929
3.80%, 07/15/28	173	169,107
5.88%, 11/15/33	140	149,549
Duke Energy Indiana LLC, 5.25%, 03/01/34	90	92,342
Duke Energy Ohio Inc.
2.13%, 06/01/30	120	105,279
3.65%, 02/01/29	130	125,516
5.25%, 04/01/33	80	82,123
Duke Energy Progress LLC
2.00%, 08/15/31	160	135,192
3.40%, 04/01/32	65	59,638

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.45%, 03/15/29	$126	$120,774
3.70%, 09/01/28	145	141,013
5.10%, 03/15/34	125	127,067
5.25%, 03/15/33	140	143,587
Edison International
4.13%, 03/15/28	157	153,809
5.25%, 11/15/28	135	136,633
5.25%, 03/15/32	30	30,359
5.45%, 06/15/29	115	117,530
5.75%, 06/15/27	142	145,179
6.95%, 11/15/29	115	124,744
Emera U.S. Finance LP
2.64%, 06/15/31	100	86,167
3.55%, 06/15/26	200	195,998
Enel Americas SA, 4.00%, 10/25/26	150	147,196
Enel Chile SA, 4.88%, 06/12/28	250	246,638
Entergy Arkansas LLC
3.50%, 04/01/26	221	218,115
4.00%, 06/01/28	69	67,789
5.15%, 01/15/33	163	166,626
5.30%, 09/15/33	100	102,718
5.45%, 06/01/34	70	73,196
Entergy Corp.
1.90%, 06/15/28	155	141,347
2.40%, 06/15/31	95	81,640
2.80%, 06/15/30	120	108,630
2.95%, 09/01/26	142	137,832
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	230	236,156
Entergy Louisiana LLC
1.60%, 12/15/30	90	75,153
2.35%, 06/15/32	65	55,578
2.40%, 10/01/26	90	86,695
3.05%, 06/01/31	97	88,089
3.12%, 09/01/27	80	77,177
3.25%, 04/01/28	150	143,751
4.00%, 03/15/33	150	140,444
5.15%, 09/15/34	155	156,487
5.35%, 03/15/34	110	113,112
Entergy Mississippi LLC
2.85%, 06/01/28	110	103,993
5.00%, 09/01/33	50	50,026
Entergy Texas Inc.
1.75%, 03/15/31	175	147,012
4.00%, 03/30/29	123	119,922
Evergy Inc., 2.90%, 09/15/29	185	170,303
Evergy Kansas Central Inc.
2.55%, 07/01/26	105	101,790
3.10%, 04/01/27	100	97,075
5.90%, 11/15/33	80	85,089
Evergy Metro Inc.
4.95%, 04/15/33	5	4,989
5.40%, 04/01/34	80	82,038
Series 2020, 2.25%, 06/01/30	75	65,912
Eversource Energy
2.55%, 03/15/31	80	69,562
2.90%, 03/01/27	155	149,085
3.38%, 03/01/32	170	152,585
4.60%, 07/01/27	100	99,761
4.75%, 05/15/26	30	29,998
5.00%, 01/01/27	75	75,516
5.13%, 05/15/33	150	149,652
Security	Par (000)	Value
Electric (continued)
5.45%, 03/01/28	$300	$306,983
5.50%, 01/01/34	130	132,380
5.85%, 04/15/31	160	167,096
5.95%, 02/01/29	150	156,427
5.95%, 07/15/34	145	152,406
Series M, 3.30%, 01/15/28	135	129,425
Series O, 4.25%, 04/01/29	125	122,585
Series R, 1.65%, 08/15/30	149	125,620
Series U, 1.40%, 08/15/26	100	94,482
Exelon Corp.
2.75%, 03/15/27	105	100,630
3.35%, 03/15/32	155	140,336
3.40%, 04/15/26	192	188,858
4.05%, 04/15/30	334	322,078
5.15%, 03/15/28	165	167,370
5.15%, 03/15/29	45	45,761
5.30%, 03/15/33	200	204,771
5.45%, 03/15/34	140	143,744
FirstEnergy Corp.
2.65%, 03/01/30	95	85,291
Series A, 1.60%, 01/15/26	60	57,750
Series B, 2.25%, 09/01/30	65	56,549
Series B, 3.90%, 07/15/27	315	308,100
FirstEnergy Transmission LLC, 4.55%, 01/15/30(b)	40	39,424
Florida Power & Light Co.
2.45%, 02/03/32	365	314,849
4.40%, 05/15/28	170	169,731
4.45%, 05/15/26	100	100,217
4.63%, 05/15/30	110	110,703
4.80%, 05/15/33	110	109,880
5.00%, 08/01/34	70	70,850
5.05%, 04/01/28	260	264,749
5.10%, 04/01/33	130	132,381
5.15%, 06/15/29	180	184,666
5.30%, 06/15/34	170	175,719
5.63%, 04/01/34	95	100,870
Series A, 3.30%, 05/30/27	80	77,872
Fortis Inc./Canada, 3.06%, 10/04/26(a)	280	271,485
Georgia Power Co.
3.25%, 04/01/26	110	108,105
3.25%, 03/30/27	102	99,269
4.65%, 05/16/28	160	160,596
4.70%, 05/15/32	105	104,517
4.95%, 05/17/33	240	241,979
5.00%, 02/23/27	95	96,103
5.25%, 03/15/34	215	220,604
Series B, 2.65%, 09/15/29	174	159,801
Idaho Power Co., 5.20%, 08/15/34	65	66,164
Indiana Michigan Power Co., 3.85%, 05/15/28	30	29,240
Interstate Power & Light Co.
2.30%, 06/01/30	55	48,250
3.60%, 04/01/29	15	14,385
4.10%, 09/26/28	170	166,784
5.70%, 10/15/33	95	99,291
Interstate Power and Light Co., 4.95%, 09/30/34	50	49,624
IPALCO Enterprises Inc.
4.25%, 05/01/30	112	106,771
5.75%, 04/01/34	75	77,101
ITC Holdings Corp.
3.25%, 06/30/26	115	112,424
3.35%, 11/15/27	105	101,567

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Kentucky Utilities Co., 5.45%, 04/15/33	$70	$72,561
Louisville Gas & Electric Co., 5.45%, 04/15/33	80	82,989
MidAmerican Energy Co.
3.10%, 05/01/27	58	56,308
3.65%, 04/15/29	214	206,303
5.35%, 01/15/34	115	119,100
6.75%, 12/30/31	15	16,911
Mississippi Power Co., 3.95%, 03/30/28	82	80,180
National Grid PLC
5.42%, 01/11/34	170	173,736
5.60%, 06/12/28	15	15,427
5.81%, 06/12/33	175	183,084
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	60	56,969
1.35%, 03/15/31	130	106,354
1.65%, 06/15/31	40	33,132
2.40%, 03/15/30	120	107,031
2.75%, 04/15/32	70	61,318
3.05%, 04/25/27	108	104,354
3.40%, 02/07/28	90	87,000
3.70%, 03/15/29	135	130,133
3.90%, 11/01/28	125	122,000
4.02%, 11/01/32	150	142,085
4.12%, 09/16/27	65	64,364
4.15%, 12/15/32	155	148,254
4.45%, 03/13/26	75	74,855
4.80%, 02/05/27	110	110,709
4.80%, 03/15/28	125	126,292
4.85%, 02/07/29	105	106,117
5.00%, 02/07/31	145	148,055
5.00%, 08/15/34	70	70,353
5.05%, 09/15/28	95	96,765
5.10%, 05/06/27	60	60,824
5.15%, 06/15/29	105	107,256
5.60%, 11/13/26	90	91,713
5.80%, 01/15/33	165	175,216
Series C, 8.00%, 03/01/32	45	53,481
Nevada Power Co.
Series CC, 3.70%, 05/01/29	87	83,855
Series DD, 2.40%, 05/01/30	87	77,459
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	235	222,152
1.90%, 06/15/28	335	305,418
2.25%, 06/01/30	436	383,116
2.44%, 01/15/32	215	183,440
2.75%, 11/01/29	239	219,430
3.50%, 04/01/29	113	107,822
3.55%, 05/01/27	346	338,378
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	50	47,658
4.63%, 07/15/27	275	276,051
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(c)	105	101,637
4.90%, 02/28/28	290	292,129
4.90%, 03/15/29	240	242,101
4.95%, 01/29/26	285	286,085
5.00%, 02/28/30	150	152,254
5.00%, 07/15/32	250	251,826
5.05%, 02/28/33	240	241,402
5.25%, 03/15/34	265	269,084
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(c)	90	88,870
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	200	204,143
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	255	265,489
Security	Par (000)	Value
Electric (continued)
Northern States Power Co./MN, 2.25%, 04/01/31	$117	$101,402
NSTAR Electric Co.
1.95%, 08/15/31	40	33,858
3.20%, 05/15/27	195	189,090
3.25%, 05/15/29	100	94,806
3.95%, 04/01/30	40	38,757
5.40%, 06/01/34	100	103,277
OGE Energy Corp., 5.45%, 05/15/29	85	87,244
Ohio Power Co.
5.00%, 06/01/33	40	39,796
5.65%, 06/01/34	70	72,438
Series P, 2.60%, 04/01/30	75	67,266
Series Q, 1.63%, 01/15/31	55	45,603
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	70	65,077
3.30%, 03/15/30	40	37,318
3.80%, 08/15/28	95	92,559
5.40%, 01/15/33	125	128,956
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	220	200,240
3.70%, 11/15/28	120	116,530
4.15%, 06/01/32	120	115,033
4.30%, 05/15/28	30	29,850
4.55%, 09/15/32	145	142,847
4.65%, 11/01/29(b)	125	125,516
5.65%, 11/15/33	200	211,423
5.75%, 03/15/29	90	94,045
7.00%, 05/01/32	55	62,576
7.25%, 01/15/33	15	17,314
Pacific Gas and Electric Co.
2.10%, 08/01/27	197	183,960
2.50%, 02/01/31	428	371,436
2.95%, 03/01/26	130	126,938
3.00%, 06/15/28	185	174,121
3.15%, 01/01/26	458	449,466
3.25%, 06/01/31	232	209,305
3.30%, 03/15/27	96	92,727
3.30%, 12/01/27	240	229,993
3.75%, 07/01/28	210	202,497
4.20%, 03/01/29	75	73,020
4.40%, 03/01/32	115	109,600
4.55%, 07/01/30	690	675,763
4.65%, 08/01/28	105	104,232
5.45%, 06/15/27	100	101,597
5.55%, 05/15/29	180	184,606
5.80%, 05/15/34	235	244,730
5.90%, 06/15/32	153	159,902
6.10%, 01/15/29	165	172,190
6.15%, 01/15/33	185	195,499
6.40%, 06/15/33	260	279,606
6.95%, 03/15/34	125	139,960
PacifiCorp
2.70%, 09/15/30	130	115,803
3.50%, 06/15/29	93	88,373
5.10%, 02/15/29	135	137,170
5.30%, 02/15/31	150	153,942
5.45%, 02/15/34	245	250,316
7.70%, 11/15/31	40	46,603
PECO Energy Co., 4.90%, 06/15/33	186	187,292
Potomac Electric Power Co., 5.20%, 03/15/34	75	76,536

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PPL Capital Funding Inc.
3.10%, 05/15/26	$187	$182,601
4.13%, 04/15/30	20	19,322
5.25%, 09/01/34	160	162,098
PPL Electric Utilities Corp.
4.85%, 02/15/34	110	110,244
5.00%, 05/15/33	220	223,068
Progress Energy Inc.
7.00%, 10/30/31	65	73,287
7.75%, 03/01/31	160	183,621
Public Service Co. of Colorado
1.88%, 06/15/31(a)	195	164,323
3.70%, 06/15/28	107	104,113
4.10%, 06/01/32	55	52,730
5.35%, 05/15/34	100	102,713
Series 35, 1.90%, 01/15/31	90	76,845
Public Service Co. of New Hampshire
5.35%, 10/01/33	160	165,620
Series V, 2.20%, 06/15/31	65	55,819
Public Service Co. of Oklahoma
5.25%, 01/15/33	150	151,589
Series J, 2.20%, 08/15/31	70	58,979
Public Service Electric & Gas Co.
0.95%, 03/15/26	115	109,984
1.90%, 08/15/31	110	92,368
2.25%, 09/15/26	76	73,090
2.45%, 01/15/30	55	49,708
3.00%, 05/15/27	130	125,779
3.10%, 03/15/32	75	67,720
3.20%, 05/15/29	85	80,706
3.65%, 09/01/28	110	106,683
3.70%, 05/01/28	127	123,972
4.65%, 03/15/33	155	153,736
4.85%, 08/01/34	90	90,080
4.90%, 12/15/32	105	106,466
5.20%, 08/01/33	10	10,266
5.20%, 03/01/34	125	128,067
Public Service Enterprise Group Inc.
1.60%, 08/15/30	170	143,736
2.45%, 11/15/31	75	64,757
5.20%, 04/01/29	115	117,611
5.45%, 04/01/34	100	102,258
5.85%, 11/15/27	80	82,783
5.88%, 10/15/28	185	192,910
6.13%, 10/15/33	135	144,370
Puget Energy Inc.
2.38%, 06/15/28	132	121,161
4.10%, 06/15/30	120	113,840
4.22%, 03/15/32	90	83,670
Puget Sound Energy Inc., 5.33%, 06/15/34	50	51,024
San Diego Gas & Electric Co.
2.50%, 05/15/26	185	180,028
4.95%, 08/15/28	135	136,754
Series VVV, 1.70%, 10/01/30	175	148,933
Series XXX, 3.00%, 03/15/32	105	93,874
Sempra
3.25%, 06/15/27	253	244,566
3.40%, 02/01/28	249	239,547
3.70%, 04/01/29	180	172,544
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	200	190,217
5.40%, 08/01/26	185	187,058
Security	Par (000)	Value
Electric (continued)
5.50%, 08/01/33	$190	$195,662
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	50	50,053
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	200	204,231
Sierra Pacific Power Co., 2.60%, 05/01/26	130	126,557
Southern California Edison Co.
2.25%, 06/01/30	110	97,031
2.75%, 02/01/32	15	13,117
2.85%, 08/01/29	124	114,531
4.40%, 09/06/26	30	29,911
4.88%, 02/01/27	130	130,925
4.90%, 06/01/26	144	144,481
5.15%, 06/01/29	165	167,979
5.20%, 06/01/34	200	202,676
5.30%, 03/01/28	55	56,154
5.35%, 03/01/26	135	136,118
5.45%, 06/01/31	120	124,082
5.65%, 10/01/28	105	108,715
5.85%, 11/01/27	155	160,380
5.95%, 11/01/32	185	197,418
6.00%, 01/15/34	110	118,370
6.65%, 04/01/29	98	104,652
Series 2020-C, 1.20%, 02/01/26	65	62,476
Series A, 4.20%, 03/01/29	139	136,348
Series B, 3.65%, 03/01/28	73	70,924
Series D, 4.70%, 06/01/27(a)	115	115,416
Series G, 2.50%, 06/01/31	140	122,448
Southern Co. (The)
3.25%, 07/01/26	440	431,114
4.85%, 06/15/28	145	146,460
5.11%, 08/01/27	185	187,643
5.20%, 06/15/33	175	177,510
5.50%, 03/15/29	240	247,896
5.70%, 10/15/32	90	94,724
5.70%, 03/15/34	255	267,737
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	100	95,992
Series 21-B, 1.75%, 03/15/28	100	91,245
Series A, 3.70%, 04/30/30	234	222,528
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	100	98,097
Southern Power Co., 0.90%, 01/15/26	161	154,272
Southwestern Electric Power Co.
5.30%, 04/01/33	75	75,863
Series K, 2.75%, 10/01/26	100	96,498
Series M, 4.10%, 09/15/28	150	146,920
Series N, 1.65%, 03/15/26	125	119,968
System Energy Resources Inc., 6.00%, 04/15/28	95	98,482
Tampa Electric Co.
2.40%, 03/15/31	85	73,848
4.90%, 03/01/29	100	100,647
Tucson Electric Power Co.
1.50%, 08/01/30	85	71,261
3.25%, 05/15/32	35	31,353
5.20%, 09/15/34	80	80,576
Union Electric Co.
2.15%, 03/15/32	130	109,303
2.95%, 06/15/27	80	77,068
2.95%, 03/15/30	136	125,136
3.50%, 03/15/29	118	113,053
5.20%, 04/01/34	135	137,919

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co.
2.30%, 11/15/31	$115	$98,353
2.40%, 03/30/32	165	141,289
5.00%, 04/01/33	190	190,979
5.00%, 01/15/34	145	145,312
5.05%, 08/15/34	135	135,772
5.30%, 08/15/33	55	56,303
Series A, 2.88%, 07/15/29	155	144,076
Series A, 3.15%, 01/15/26	185	182,139
Series A, 3.50%, 03/15/27	145	141,661
Series A, 3.80%, 04/01/28	205	200,271
Series B, 2.95%, 11/15/26	105	101,912
Series B, 3.75%, 05/15/27	150	147,166
WEC Energy Group Inc.
1.38%, 10/15/27	85	77,863
1.80%, 10/15/30	90	76,431
2.20%, 12/15/28	135	123,218
4.75%, 01/09/26	322	322,275
4.75%, 01/15/28(a)	130	130,943
5.15%, 10/01/27	85	86,391
5.60%, 09/12/26	125	126,930
Wisconsin Electric Power Co.
1.70%, 06/15/28	110	100,313
4.60%, 10/01/34(a)	80	78,674
4.75%, 09/30/32	120	121,180
5.00%, 05/15/29	55	56,124
5.63%, 05/15/33	5	5,329
Wisconsin Power and Light Co.
1.95%, 09/16/31	110	91,603
3.00%, 07/01/29	65	60,702
3.05%, 10/15/27	75	72,123
3.95%, 09/01/32	220	208,398
4.95%, 04/01/33	40	39,981
5.38%, 03/30/34	50	51,182
Xcel Energy Inc.
1.75%, 03/15/27	130	121,815
2.35%, 11/15/31	60	50,541
2.60%, 12/01/29	115	103,840
3.35%, 12/01/26	117	114,091
3.40%, 06/01/30	140	130,224
4.00%, 06/15/28	140	136,667
4.60%, 06/01/32	180	175,211
5.45%, 08/15/33	175	178,332
5.50%, 03/15/34	140	143,122
		67,191,881
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	75	64,820
Emerson Electric Co.
0.88%, 10/15/26	160	150,325
1.80%, 10/15/27	110	102,554
1.95%, 10/15/30	135	117,101
2.00%, 12/21/28	245	222,999
2.20%, 12/21/31	255	218,447
		876,246
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	80	75,718
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	80	77,377
5.41%, 07/01/32	70	71,818
5.60%, 05/29/34	100	102,972
Security	Par (000)	Value
Electronics (continued)
Amphenol Corp.
2.20%, 09/15/31	$115	$97,683
2.80%, 02/15/30	235	214,840
4.35%, 06/01/29	150	148,451
4.75%, 03/30/26	75	75,097
5.05%, 04/05/27	125	126,451
5.05%, 04/05/29	90	91,566
5.25%, 04/05/34	100	102,297
Arrow Electronics Inc.
2.95%, 02/15/32	107	92,526
3.88%, 01/12/28	150	145,534
5.15%, 08/21/29	105	105,384
5.88%, 04/10/34	110	112,299
Avnet Inc.
3.00%, 05/15/31	80	69,305
4.63%, 04/15/26	122	121,327
5.50%, 06/01/32	65	65,281
6.25%, 03/15/28	140	145,057
Flex Ltd.
3.75%, 02/01/26	175	172,523
4.88%, 06/15/29	175	173,732
4.88%, 05/12/30	175	173,092
5.25%, 01/15/32	110	110,359
6.00%, 01/15/28	70	72,025
Fortive Corp., 3.15%, 06/15/26	255	249,062
Honeywell International Inc.
1.10%, 03/01/27	225	209,597
1.75%, 09/01/31	364	304,624
1.95%, 06/01/30	230	201,314
2.50%, 11/01/26	300	289,847
2.70%, 08/15/29	200	185,476
4.25%, 01/15/29	135	134,707
4.50%, 01/15/34	70	68,535
4.65%, 07/30/27	180	181,432
4.70%, 02/01/30	175	175,938
4.75%, 02/01/32	185	185,643
4.88%, 09/01/29	120	122,203
4.95%, 02/15/28	95	96,822
4.95%, 09/01/31	100	101,916
5.00%, 02/15/33	360	366,552
Hubbell Inc.
2.30%, 03/15/31	35	30,134
3.15%, 08/15/27	100	96,200
3.35%, 03/01/26	130	127,861
3.50%, 02/15/28	115	110,914
Jabil Inc.
1.70%, 04/15/26	90	86,241
3.00%, 01/15/31	135	120,527
3.60%, 01/15/30	141	131,649
3.95%, 01/12/28	135	131,428
4.25%, 05/15/27	95	93,844
5.45%, 02/01/29	65	66,088
Keysight Technologies Inc.
3.00%, 10/30/29	142	131,008
4.60%, 04/06/27	174	173,833
4.95%, 10/15/34	130	128,175
TD SYNNEX Corp.
1.75%, 08/09/26	165	156,552
2.38%, 08/09/28	160	146,667
2.65%, 08/09/31	125	106,324
6.10%, 04/12/34	85	88,945

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Trimble Inc.
4.90%, 06/15/28	$150	$150,458
6.10%, 03/15/33	165	174,236
Tyco Electronics Group SA
2.50%, 02/04/32	110	95,335
3.13%, 08/15/27	105	101,432
3.70%, 02/15/26	120	118,507
4.50%, 02/13/26	100	99,982
4.63%, 02/01/30	80	79,782
Vontier Corp.
1.80%, 04/01/26	140	134,185
2.40%, 04/01/28	125	114,309
2.95%, 04/01/31	165	143,829
		8,754,827
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	115	118,491
6.35%, 08/18/28	135	141,541
MasTec Inc., 5.90%, 06/15/29	50	51,465
		311,497
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	845	818,682
4.05%, 03/15/29	290	274,592
4.28%, 03/15/32	1,035	935,152
6.41%, 03/15/26	65	65,007
		2,093,433
Environmental Control — 0.2%
Republic Services Inc.
1.45%, 02/15/31	135	111,712
1.75%, 02/15/32	50	40,978
2.30%, 03/01/30	154	137,139
2.38%, 03/15/33	140	116,304
2.90%, 07/01/26	90	87,787
3.38%, 11/15/27	200	194,085
3.95%, 05/15/28	196	192,029
4.88%, 04/01/29	180	181,781
5.00%, 11/15/29	85	86,304
5.00%, 12/15/33	95	95,665
5.00%, 04/01/34	85	85,469
5.20%, 11/15/34	85	86,988
Veralto Corp.
5.35%, 09/18/28	200	204,503
5.45%, 09/18/33	180	184,748
5.50%, 09/18/26	165	167,122
Waste Connections Inc.
2.20%, 01/15/32	80	67,292
2.60%, 02/01/30	149	135,041
3.20%, 06/01/32	175	156,927
3.50%, 05/01/29	112	107,151
4.20%, 01/15/33	200	190,608
4.25%, 12/01/28	120	118,601
5.00%, 03/01/34	140	140,651
Waste Management Inc.
1.15%, 03/15/28	130	117,075
1.50%, 03/15/31	50	41,520
2.00%, 06/01/29	120	107,916
3.15%, 11/15/27	200	192,985
4.15%, 04/15/32	159	153,544
4.50%, 03/15/28	245	244,873
Security	Par (000)	Value
Environmental Control (continued)
4.63%, 02/15/30	$145	$145,246
4.63%, 02/15/33(a)	165	164,423
4.65%, 03/15/30	225	225,115
4.80%, 03/15/32	225	225,419
4.88%, 02/15/29	160	162,447
4.88%, 02/15/34(a)	265	266,507
4.95%, 07/03/27	100	101,264
4.95%, 07/03/31	95	96,593
4.95%, 03/15/35	325	326,290
		5,460,102
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	65	70,564
Conagra Brands Inc.
1.38%, 11/01/27	210	191,377
4.85%, 11/01/28	303	303,954
5.30%, 10/01/26	120	121,233
7.00%, 10/01/28	80	86,003
8.25%, 09/15/30	50	58,319
Flowers Foods Inc.
2.40%, 03/15/31	145	124,919
3.50%, 10/01/26	45	43,978
General Mills Inc.
2.25%, 10/14/31	180	153,359
2.88%, 04/15/30	175	159,389
3.20%, 02/10/27	107	103,934
4.20%, 04/17/28	340	335,498
4.70%, 01/30/27	125	125,262
4.88%, 01/30/30	100	100,519
4.95%, 03/29/33	190	189,556
5.25%, 01/30/35	100	101,074
5.50%, 10/17/28	115	118,397
Hershey Co. (The)
1.70%, 06/01/30	105	90,676
2.30%, 08/15/26	131	126,502
2.45%, 11/15/29	105	96,028
4.25%, 05/04/28(a)	90	89,997
4.50%, 05/04/33	85	84,633
Hormel Foods Corp.
1.70%, 06/03/28	185	168,751
1.80%, 06/11/30	225	194,057
4.80%, 03/30/27	95	95,823
Ingredion Inc.
2.90%, 06/01/30	130	118,737
3.20%, 10/01/26	140	136,289
J.M. Smucker Co. (The)
2.13%, 03/15/32(a)	125	103,994
2.38%, 03/15/30	150	134,054
3.38%, 12/15/27	130	125,994
5.90%, 11/15/28	150	157,072
6.20%, 11/15/33	195	209,670
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	20	19,036
3.00%, 02/02/29	50	46,244
3.00%, 05/15/32	245	209,383
3.63%, 01/15/32	260	232,317
3.75%, 12/01/31	75	67,715
5.13%, 02/01/28	265	266,044
5.50%, 01/15/30	300	302,120
5.75%, 04/01/33	310	316,586
6.75%, 03/15/34	368	401,874

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Kellanova
2.10%, 06/01/30	$115	$101,089
3.25%, 04/01/26	148	145,484
3.40%, 11/15/27	138	133,612
4.30%, 05/15/28	165	163,072
5.25%, 03/01/33	120	122,678
Series B, 7.45%, 04/01/31	95	108,140
Kraft Heinz Foods Co.
3.00%, 06/01/26	445	434,322
3.75%, 04/01/30	200	191,366
3.88%, 05/15/27	325	319,416
4.25%, 03/01/31	70	68,114
4.63%, 01/30/29	145	145,566
6.75%, 03/15/32	65	72,252
Kroger Co. (The)
1.70%, 01/15/31	155	129,881
2.20%, 05/01/30	100	87,848
2.65%, 10/15/26	220	212,184
3.50%, 02/01/26	79	77,920
3.70%, 08/01/27	185	181,169
4.50%, 01/15/29	135	134,346
4.60%, 08/15/27	160	160,741
4.65%, 09/15/29	295	296,020
4.70%, 08/15/26	190	190,618
4.90%, 09/15/31	235	236,333
5.00%, 09/15/34	475	472,883
7.50%, 04/01/31	95	109,131
McCormick & Co. Inc./MD
0.90%, 02/15/26	155	148,263
1.85%, 02/15/31	125	105,117
2.50%, 04/15/30	150	134,144
3.40%, 08/15/27	197	191,669
4.70%, 10/15/34	85	82,491
4.95%, 04/15/33	155	155,078
Mondelez International Inc.
1.50%, 02/04/31	140	116,467
1.88%, 10/15/32(a)	80	65,483
2.63%, 03/17/27	115	110,254
2.75%, 04/13/30	197	178,984
3.00%, 03/17/32	259	229,838
4.13%, 05/07/28	150	148,487
4.75%, 02/20/29	95	95,704
4.75%, 08/28/34(a)	105	103,122
Pilgrim's Pride Corp.
3.50%, 03/01/32	265	233,319
4.25%, 04/15/31	175	163,496
6.25%, 07/01/33	255	267,122
6.88%, 05/15/34	30	32,847
Sysco Corp.
2.40%, 02/15/30	90	80,238
2.45%, 12/14/31	100	85,594
3.25%, 07/15/27	181	175,034
3.30%, 07/15/26	231	226,240
5.75%, 01/17/29	120	124,639
5.95%, 04/01/30	245	258,207
6.00%, 01/17/34	90	96,608
The Campbell's Co.
2.38%, 04/24/30	105	92,928
4.15%, 03/15/28	246	242,155
5.20%, 03/19/27	120	121,689
5.20%, 03/21/29	125	127,269
Security	Par (000)	Value
Food (continued)
5.30%, 03/20/26	$110	$110,743
5.40%, 03/21/34	245	249,905
Tyson Foods Inc.
3.55%, 06/02/27	313	305,070
4.00%, 03/01/26	218	216,141
4.35%, 03/01/29	157	154,076
4.88%, 08/15/34	135	132,196
5.40%, 03/15/29	150	153,469
5.70%, 03/15/34	130	134,660
		16,123,862
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	35	33,649
Georgia-Pacific LLC
7.75%, 11/15/29	140	159,664
8.88%, 05/15/31	20	24,616
Suzano Austria GmbH
2.50%, 09/15/28	135	122,520
3.13%, 01/15/32	230	195,340
3.75%, 01/15/31	250	225,216
5.00%, 01/15/30	255	248,454
6.00%, 01/15/29	370	376,167
Suzano International Finance BV, 5.50%, 01/17/27	170	171,310
		1,556,936
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	182	152,708
2.63%, 09/15/29	242	223,291
3.00%, 06/15/27	215	207,767
5.45%, 10/15/32	10	10,535
5.90%, 11/15/33	145	155,932
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	202	171,646
4.00%, 04/01/28	115	112,684
4.40%, 07/01/32	55	53,573
5.25%, 03/01/28	195	198,908
5.40%, 03/01/33	140	144,139
5.40%, 07/01/34	85	87,298
National Fuel Gas Co.
2.95%, 03/01/31	140	122,187
3.95%, 09/15/27	65	63,462
4.75%, 09/01/28	90	89,354
5.50%, 01/15/26	140	140,600
5.50%, 10/01/26	100	101,179
NiSource Inc.
1.70%, 02/15/31	269	223,906
2.95%, 09/01/29	179	165,566
3.49%, 05/15/27	245	238,973
3.60%, 05/01/30	250	236,473
5.20%, 07/01/29	150	152,711
5.25%, 03/30/28	230	234,160
5.35%, 04/01/34	165	168,066
5.40%, 06/30/33	85	86,688
ONE Gas Inc.
2.00%, 05/15/30	70	61,372
4.25%, 09/01/32	35	33,957
5.10%, 04/01/29	50	50,942
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	65	56,569
3.50%, 06/01/29	142	134,940

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.40%, 06/15/33	$65	$66,701
Southern California Gas Co.
2.95%, 04/15/27	215	207,445
5.05%, 09/01/34	100	101,312
5.20%, 06/01/33	155	158,415
Series TT, 2.60%, 06/15/26	135	131,317
Series XX, 2.55%, 02/01/30	155	140,642
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	120	117,454
4.95%, 09/15/34	100	99,398
5.15%, 09/15/32	90	91,171
5.75%, 09/15/33	90	94,286
Series 2020-A, 1.75%, 01/15/31	158	132,046
Southwest Gas Corp.
2.20%, 06/15/30	117	102,532
3.70%, 04/01/28	85	81,989
4.05%, 03/15/32	145	136,946
5.45%, 03/23/28	90	91,920
5.80%, 12/01/27	65	66,707
Spire Inc., 5.30%, 03/01/26	50	50,317
Spire Missouri Inc.
4.80%, 02/15/33	35	35,060
Series 2034, 5.15%, 08/15/34	55	56,223
		5,841,467
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	60	53,003
4.63%, 06/15/28	105	104,115
Regal Rexnord Corp.
6.05%, 02/15/26	130	131,340
6.05%, 04/15/28	240	246,638
6.30%, 02/15/30	255	265,788
6.40%, 04/15/33	260	274,418
Snap-on Inc., 3.25%, 03/01/27	15	14,619
Stanley Black & Decker Inc.
2.30%, 03/15/30	200	175,865
3.00%, 05/15/32	135	118,406
3.40%, 03/01/26	90	88,453
4.25%, 11/15/28	130	128,071
6.00%, 03/06/28	110	114,651
6.27%, 03/06/26	25	25,000
		1,740,367
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	118	107,405
1.40%, 06/30/30(a)	166	142,152
3.75%, 11/30/26	425	420,359
Agilent Technologies Inc.
2.10%, 06/04/30	105	91,405
2.30%, 03/12/31	195	168,700
2.75%, 09/15/29	140	128,307
3.05%, 09/22/26	115	111,662
4.20%, 09/09/27	55	54,567
4.75%, 09/09/34	120	117,171
Baxter International Inc.
1.73%, 04/01/31	145	120,358
1.92%, 02/01/27	315	296,946
2.27%, 12/01/28	240	217,874
2.54%, 02/01/32(a)	350	298,451
2.60%, 08/15/26	160	154,527
Security	Par (000)	Value
Health Care - Products (continued)
3.95%, 04/01/30	$150	$143,393
Boston Scientific Corp.
2.65%, 06/01/30	305	275,891
4.00%, 03/01/28	95	93,377
Dentsply Sirona Inc., 3.25%, 06/01/30	128	114,839
DH Europe Finance II SARL, 2.60%, 11/15/29	205	187,656
Edwards Lifesciences Corp., 4.30%, 06/15/28	169	166,686
GE HealthCare Technologies Inc.
4.80%, 08/14/29	110	110,197
5.65%, 11/15/27	365	375,459
5.86%, 03/15/30	320	335,444
5.91%, 11/22/32	375	398,964
Medtronic Global Holdings SCA
4.25%, 03/30/28	223	222,330
4.50%, 03/30/33	225	220,710
Revvity Inc.
1.90%, 09/15/28	125	112,635
2.25%, 09/15/31	125	104,931
2.55%, 03/15/31	90	77,466
3.30%, 09/15/29	136	126,830
Smith & Nephew PLC
2.03%, 10/14/30	255	216,547
5.15%, 03/20/27	15	15,137
5.40%, 03/20/34	140	142,025
Solventum Corp.
5.40%, 03/01/29(b)	250	253,775
5.45%, 02/25/27(b)	240	243,124
5.45%, 03/13/31(b)	250	253,989
5.60%, 03/23/34(b)	365	371,520
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	180	157,553
Stryker Corp.
1.95%, 06/15/30	260	225,837
3.50%, 03/15/26	298	293,941
3.65%, 03/07/28	130	126,718
4.25%, 09/11/29	135	133,337
4.63%, 09/11/34	95	93,177
4.85%, 12/08/28	135	136,557
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	160	145,013
2.00%, 10/15/31	275	232,704
2.60%, 10/01/29	160	147,208
4.80%, 11/21/27	140	141,659
4.95%, 08/10/26	165	166,370
4.95%, 11/21/32	160	162,203
4.98%, 08/10/30	170	173,291
5.00%, 12/05/26	270	272,729
5.00%, 01/31/29(a)	245	249,690
5.09%, 08/10/33	200	203,831
5.20%, 01/31/34	125	128,460
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	185	160,640
3.05%, 01/15/26	140	137,702
5.20%, 09/15/34	80	80,257
5.35%, 12/01/28	135	138,362
		10,700,048
Health Care - Services — 0.8%
Adventist Health System/West, 5.43%, 03/01/32	40	40,516
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	145	141,772
Ascension Health, Series B, 2.53%, 11/15/29	196	179,293

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Banner Health
1.90%, 01/01/31	$95	$81,007
2.34%, 01/01/30	105	94,161
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	115	97,913
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	125	118,457
Series 2018, 4.30%, 07/01/28(a)	10	9,885
Series 20-2, 2.10%, 06/01/31	60	51,017
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	105	90,584
Centene Corp.
2.45%, 07/15/28	515	466,266
2.50%, 03/01/31	510	429,092
2.63%, 08/01/31	250	209,344
3.00%, 10/15/30	480	419,328
3.38%, 02/15/30	445	401,133
4.25%, 12/15/27	500	484,442
4.63%, 12/15/29	730	699,716
CHRISTUS Health, Series C, 4.34%, 07/01/28	10	9,889
Cigna Group (The)
1.25%, 03/15/26	98	93,795
2.38%, 03/15/31	325	280,819
2.40%, 03/15/30	318	282,633
3.05%, 10/15/27	135	129,801
3.40%, 03/01/27	270	263,008
4.38%, 10/15/28	850	842,659
4.50%, 02/25/26	170	169,784
5.00%, 05/15/29	185	187,324
5.13%, 05/15/31	150	151,915
5.25%, 02/15/34	245	247,584
5.40%, 03/15/33	190	194,489
5.69%, 03/15/26	205	205,040
CommonSpirit Health
2.78%, 10/01/30	87	78,251
3.35%, 10/01/29	172	162,125
5.21%, 12/01/31	130	132,549
6.07%, 11/01/27	110	114,218
Elevance Health Inc.
2.25%, 05/15/30	309	271,500
2.55%, 03/15/31	235	205,688
2.88%, 09/15/29	199	183,193
3.65%, 12/01/27	380	370,431
4.10%, 03/01/28	305	300,095
4.10%, 05/15/32	125	118,397
4.50%, 10/30/26	110	109,857
4.75%, 02/15/30	145	144,968
4.75%, 02/15/33	275	269,533
4.90%, 02/08/26	140	139,975
4.95%, 11/01/31	240	240,665
5.15%, 06/15/29	140	142,272
5.20%, 02/15/35	215	216,598
5.38%, 06/15/34	175	178,407
5.50%, 10/15/32	110	113,757
HCA Inc.
2.38%, 07/15/31	225	190,230
3.13%, 03/15/27	230	221,664
3.38%, 03/15/29	115	108,206
3.50%, 09/01/30	615	567,786
3.63%, 03/15/32	412	371,922
4.13%, 06/15/29	462	446,439
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 02/15/27	$227	$225,362
5.20%, 06/01/28	160	161,946
5.25%, 06/15/26	425	426,250
5.38%, 09/01/26	225	226,203
5.45%, 04/01/31	205	208,051
5.45%, 09/15/34	315	315,580
5.50%, 06/01/33	295	298,245
5.60%, 04/01/34	250	253,183
5.63%, 09/01/28	325	332,190
5.88%, 02/15/26	350	352,742
5.88%, 02/01/29	225	231,789
Humana Inc.
1.35%, 02/03/27	225	209,309
2.15%, 02/03/32	135	110,610
3.13%, 08/15/29	110	102,066
3.70%, 03/23/29	165	157,542
3.95%, 03/15/27	125	122,947
4.88%, 04/01/30	155	154,320
5.38%, 04/15/31	190	192,139
5.75%, 03/01/28	170	174,615
5.75%, 12/01/28	105	108,179
5.88%, 03/01/33	190	196,442
5.95%, 03/15/34	170	176,660
ICON Investments Six DAC
5.85%, 05/08/29	200	205,906
6.00%, 05/08/34	65	67,062
IQVIA Inc.
5.70%, 05/15/28	90	92,207
6.25%, 02/01/29	295	308,120
Kaiser Foundation Hospitals, 3.15%, 05/01/27	166	161,435
Laboratory Corp. of America Holdings
1.55%, 06/01/26	160	152,854
2.70%, 06/01/31	125	109,592
2.95%, 12/01/29	81	74,259
3.60%, 09/01/27	133	129,815
4.35%, 04/01/30	155	151,438
4.55%, 04/01/32	125	121,416
4.80%, 10/01/34	135	131,378
OhioHealth Corp., 2.30%, 11/15/31	75	64,431
Piedmont Healthcare Inc., 2.04%, 01/01/32	65	54,273
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	45	45,916
Series 19A, 2.53%, 10/01/29	65	58,806
Series H, 2.75%, 10/01/26	100	96,542
Quest Diagnostics Inc.
2.80%, 06/30/31	110	97,268
2.95%, 06/30/30	220	200,380
3.45%, 06/01/26	127	124,712
4.20%, 06/30/29	100	98,078
4.60%, 12/15/27	110	110,268
4.63%, 12/15/29	110	109,353
5.00%, 12/15/34	100	99,221
6.40%, 11/30/33	165	180,796
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	66	63,868
SSM Health Care Corp.
4.89%, 06/01/28	65	65,347
Series A, 3.82%, 06/01/27	135	132,697
Stanford Health Care, Series 2020, 3.31%, 08/15/30	40	37,437
Sutter Health, Series 20A, 2.29%, 08/15/30	10	8,813

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
3.70%, 05/15/27	$130	$128,003
1.15%, 05/15/26	280	267,077
1.25%, 01/15/26	100	96,497
2.00%, 05/15/30	225	196,897
2.30%, 05/15/31	340	295,238
2.88%, 08/15/29	179	166,794
2.95%, 10/15/27	233	224,240
3.10%, 03/15/26	265	261,085
3.38%, 04/15/27	160	156,482
3.45%, 01/15/27	160	157,034
3.85%, 06/15/28	270	265,192
3.88%, 12/15/28	208	203,652
4.00%, 05/15/29	213	208,918
4.20%, 05/15/32	320	309,717
4.25%, 01/15/29	270	267,794
4.50%, 04/15/33	395	385,906
4.60%, 04/15/27	105	105,522
4.70%, 04/15/29	110	110,902
4.75%, 07/15/26	140	140,870
4.80%, 01/15/30	275	277,909
4.90%, 04/15/31	245	248,350
4.95%, 01/15/32	340	343,316
5.00%, 04/15/34	275	276,537
5.15%, 07/15/34	525	534,645
5.25%, 02/15/28	250	256,113
5.30%, 02/15/30	290	299,276
5.35%, 02/15/33	230	238,197
Universal Health Services Inc.
1.65%, 09/01/26	172	162,477
2.65%, 10/15/30	170	147,950
2.65%, 01/15/32	110	92,211
4.63%, 10/15/29	110	107,344
5.05%, 10/15/34	65	62,339
UPMC, 5.04%, 05/15/33	5	5,035
		27,560,969
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.70%, 07/29/31(b)	75	77,896
6.90%, 04/13/29(b)	225	234,375
Ares Capital Corp.
2.15%, 07/15/26	215	204,855
2.88%, 06/15/27	125	118,490
2.88%, 06/15/28	270	248,971
3.20%, 11/15/31	160	139,189
3.88%, 01/15/26	235	231,888
5.88%, 03/01/29	215	218,372
5.95%, 07/15/29	185	188,563
7.00%, 01/15/27	185	191,710
Ares Strategic Income Fund
5.60%, 02/15/30(b)	100	99,233
5.70%, 03/15/28(b)	35	35,137
6.35%, 08/15/29(b)	165	168,522
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	105	99,841
2.95%, 03/10/26	30	29,090
Barings BDC Inc.
3.30%, 11/23/26	30	28,749
7.00%, 02/15/29	80	82,326
Blackstone Private Credit Fund
2.63%, 12/15/26	289	273,922
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.25%, 03/15/27	$160	$153,063
4.00%, 01/15/29	150	142,827
5.25%, 04/01/30(b)	15	14,723
5.60%, 11/22/29(b)	100	99,637
5.95%, 07/16/29	100	101,633
6.00%, 11/22/34(b)	100	99,793
6.25%, 01/25/31(a)	105	107,649
7.30%, 11/27/28	130	137,021
Blackstone Secured Lending Fund
2.13%, 02/15/27	175	163,561
2.75%, 09/16/26	140	134,017
2.85%, 09/30/28	178	162,705
3.63%, 01/15/26	190	186,546
5.88%, 11/15/27	105	107,293
Blue Owl Capital Corp.
2.63%, 01/15/27	135	127,177
2.88%, 06/11/28	235	214,736
3.40%, 07/15/26	200	193,606
4.25%, 01/15/26	140	138,383
5.95%, 03/15/29	120	121,222
Blue Owl Capital Corp. II, 8.45%, 11/15/26	40	41,898
Blue Owl Capital Corp. III, 3.13%, 04/13/27	95	89,659
Blue Owl Credit Income Corp.
3.13%, 09/23/26	60	57,465
4.70%, 02/08/27	140	137,227
5.80%, 03/15/30(b)	200	198,496
6.60%, 09/15/29(a)(b)	105	107,902
6.65%, 03/15/31	140	143,903
7.75%, 09/16/27	155	162,678
7.75%, 01/15/29	150	160,438
7.95%, 06/13/28	135	143,946
Blue Owl Technology Finance Corp., 2.50%, 01/15/27	90	84,115
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	160	161,606
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	70	71,333
FS KKR Capital Corp.
2.63%, 01/15/27	90	85,010
3.13%, 10/12/28	170	154,971
3.25%, 07/15/27	15	14,221
3.40%, 01/15/26	220	215,331
6.13%, 01/15/30	75	75,396
6.88%, 08/15/29	125	130,402
7.88%, 01/15/29	105	112,602
Goldman Sachs BDC Inc.
2.88%, 01/15/26	110	107,246
6.38%, 03/11/27	30	30,862
Golub Capital BDC Inc.
2.05%, 02/15/27	30	27,926
2.50%, 08/24/26	85	80,927
6.00%, 07/15/29	165	166,432
7.05%, 12/05/28	105	110,162
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	100	98,707
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	170	170,857
HPS Corporate Lending Fund
6.25%, 09/30/29(b)	100	100,729
6.75%, 01/30/29(b)	110	113,676
Main Street Capital Corp.
3.00%, 07/14/26	95	91,285

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.50%, 06/04/27	$100	$101,767
6.95%, 03/01/29	70	72,670
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	50	49,620
6.15%, 05/17/29(a)(b)	75	75,796
New Mountain Finance Corp., 6.88%, 02/01/29	40	40,399
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	115	107,951
7.10%, 02/15/29	75	77,788
Oaktree Strategic Credit Fund
6.50%, 07/23/29	95	96,871
8.40%, 11/14/28	60	65,019
Prospect Capital Corp.
3.36%, 11/15/26(a)	80	75,891
3.44%, 10/15/28(a)	80	70,108
3.71%, 01/22/26(a)	95	92,662
Sixth Street Lending Partners
5.75%, 01/15/30(b)	105	103,847
6.50%, 03/11/29(b)	155	157,873
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	70	66,923
6.13%, 03/01/29	85	86,515
6.95%, 08/14/28	25	26,227
		9,892,056
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	140	131,617
1.40%, 10/15/27	90	82,537
5.00%, 10/15/34	5	4,945
Lennar Corp.
4.75%, 11/29/27	170	170,666
5.00%, 06/15/27	110	110,854
5.25%, 06/01/26	125	125,782
MDC Holdings Inc.
2.50%, 01/15/31	102	89,599
3.85%, 01/15/30	85	80,880
Meritage Homes Corp., 5.13%, 06/06/27	25	25,137
NVR Inc., 3.00%, 05/15/30	200	182,034
PulteGroup Inc.
5.00%, 01/15/27	96	96,474
6.38%, 05/15/33	80	86,511
7.88%, 06/15/32	55	64,348
Toll Brothers Finance Corp.
3.80%, 11/01/29	97	92,399
4.35%, 02/15/28	65	64,010
4.88%, 03/15/27	90	90,180
		1,497,973
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	130	123,921
4.40%, 03/15/29	103	97,996
Whirlpool Corp.
2.40%, 05/15/31	23	19,260
4.70%, 05/14/32	75	71,682
4.75%, 02/26/29	173	171,360
5.50%, 03/01/33	75	74,904
5.75%, 03/01/34	75	74,766
		633,889
Security	Par (000)	Value
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	$65	$54,264
2.65%, 04/30/30	80	71,962
4.88%, 12/06/28	150	150,967
5.75%, 03/15/33	100	104,971
Church & Dwight Co. Inc.
2.30%, 12/15/31	115	97,878
3.15%, 08/01/27	100	97,019
5.60%, 11/15/32	115	120,528
Clorox Co. (The)
1.80%, 05/15/30	120	103,492
3.10%, 10/01/27	120	115,341
3.90%, 05/15/28	155	152,007
4.40%, 05/01/29	125	124,390
4.60%, 05/01/32	135	134,268
Kimberly-Clark Corp.
1.05%, 09/15/27	140	127,998
2.00%, 11/02/31	175	150,265
2.75%, 02/15/26	140	137,184
3.10%, 03/26/30	125	116,862
3.20%, 04/25/29	165	157,892
3.95%, 11/01/28	130	128,057
4.50%, 02/16/33	85	84,668
		2,230,013
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	80	96,935
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(c)	200	197,689
Aflac Inc.
1.13%, 03/15/26	135	129,342
2.88%, 10/15/26	54	52,396
3.60%, 04/01/30	300	286,373
Alleghany Corp., 3.63%, 05/15/30	150	142,952
Allstate Corp. (The)
1.45%, 12/15/30	135	111,249
3.28%, 12/15/26	202	197,199
5.05%, 06/24/29	80	81,223
5.25%, 03/30/33	200	203,654
American Financial Group Inc./OH, 5.25%, 04/02/30	5	5,124
American International Group Inc.
3.40%, 06/30/30	114	106,277
4.20%, 04/01/28	119	117,355
5.13%, 03/27/33	195	197,229
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(c)	60	59,631
American National Group Inc.
5.00%, 06/15/27	150	149,604
5.75%, 10/01/29	10	10,162
Aon Corp.
2.80%, 05/15/30	269	244,064
3.75%, 05/02/29	156	150,396
4.50%, 12/15/28	117	116,388
8.21%, 01/01/27	45	47,544
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	105	88,521
2.60%, 12/02/31	85	73,911
2.85%, 05/28/27	210	201,364
5.00%, 09/12/32	157	158,649
5.35%, 02/28/33	160	163,921

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon North America Inc.
5.13%, 03/01/27	$135	$136,521
5.15%, 03/01/29	235	238,926
5.30%, 03/01/31	165	169,598
5.45%, 03/01/34	360	370,082
Arch Capital Finance LLC, 4.01%, 12/15/26	186	183,452
Arch Capital Group Ltd., 7.35%, 05/01/34	25	28,922
Arthur J Gallagher & Co.
2.40%, 11/09/31	85	72,408
5.45%, 07/15/34	95	97,569
5.50%, 03/02/33	15	15,488
6.50%, 02/15/34	120	131,549
Assurant Inc.
2.65%, 01/15/32	80	68,406
3.70%, 02/22/30	70	65,842
4.90%, 03/27/28	110	110,094
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	120	107,935
6.13%, 09/15/28	35	36,684
Athene Holding Ltd.
3.50%, 01/15/31	170	156,223
4.13%, 01/12/28	210	206,041
5.88%, 01/15/34	140	145,205
6.15%, 04/03/30	119	125,323
6.65%, 02/01/33	105	114,374
AXA SA, 8.60%, 12/15/30	195	233,411
Axis Specialty Finance LLC, 3.90%, 07/15/29	99	95,080
Axis Specialty Finance PLC, 4.00%, 12/06/27	140	136,699
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	186	157,020
1.85%, 03/12/30	175	153,956
2.30%, 03/15/27	190	182,144
2.88%, 03/15/32	215	193,000
Berkshire Hathaway Inc., 3.13%, 03/15/26	562	552,982
Brighthouse Financial Inc.
3.70%, 06/22/27	70	68,223
5.63%, 05/15/30(a)	180	186,429
Brown & Brown Inc.
2.38%, 03/15/31	165	141,558
4.20%, 03/17/32	120	112,877
4.50%, 03/15/29	75	74,085
5.65%, 06/11/34	120	123,639
Chubb INA Holdings LLC
1.38%, 09/15/30	255	214,959
3.35%, 05/03/26	335	329,814
4.65%, 08/15/29	150	150,811
5.00%, 03/15/34	350	354,125
Cincinnati Financial Corp., 6.92%, 05/15/28	94	100,917
CNA Financial Corp.
2.05%, 08/15/30	140	121,038
3.45%, 08/15/27	145	140,715
3.90%, 05/01/29	156	151,148
4.50%, 03/01/26	100	99,702
5.13%, 02/15/34	105	105,477
5.50%, 06/15/33	60	61,670
CNO Financial Group Inc.
5.25%, 05/30/29	175	175,673
6.45%, 06/15/34	155	163,460
Corebridge Financial Inc.
3.65%, 04/05/27	275	268,381
3.85%, 04/05/29	315	303,574
Security	Par (000)	Value
Insurance (continued)
3.90%, 04/05/32	$350	$325,172
5.75%, 01/15/34	145	150,645
6.05%, 09/15/33	130	137,668
6.38%, 09/15/54, (5-year CMT + 2.646%)(c)	140	140,668
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	50	47,499
Enstar Group Ltd.
3.10%, 09/01/31	135	116,041
4.95%, 06/01/29	133	132,264
Equitable Holdings Inc.
4.35%, 04/20/28	400	395,099
5.59%, 01/11/33	130	134,146
Essent Group Ltd., 6.25%, 07/01/29	75	77,356
F&G Annuities & Life Inc.
6.25%, 10/04/34	55	54,972
6.50%, 06/04/29	115	118,474
7.40%, 01/13/28	120	126,122
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	72,739
4.63%, 04/29/30	140	138,530
4.85%, 04/17/28	199	198,889
5.63%, 08/16/32	220	226,457
6.00%, 12/07/33	95	99,284
Fidelity National Financial Inc.
2.45%, 03/15/31	125	107,525
3.40%, 06/15/30	185	170,159
4.50%, 08/15/28	150	148,610
First American Financial Corp.
2.40%, 08/15/31	140	116,451
4.00%, 05/15/30	90	84,812
5.45%, 09/30/34	75	74,294
Globe Life Inc.
2.15%, 08/15/30	120	102,686
4.55%, 09/15/28(a)	200	198,593
4.80%, 06/15/32	60	58,973
5.85%, 09/15/34	65	66,992
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	104	90,647
4.50%, 04/15/26	140	139,091
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	145	133,281
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,687
Jackson Financial Inc.
3.13%, 11/23/31	90	78,223
5.17%, 06/08/27	95	95,724
5.67%, 06/08/32	85	87,281
Kemper Corp.
2.40%, 09/30/30	125	106,656
3.80%, 02/23/32	85	76,658
Lincoln National Corp.
3.05%, 01/15/30(a)	115	105,366
3.40%, 01/15/31	115	105,081
3.40%, 03/01/32	60	53,796
3.63%, 12/12/26	15	14,671
3.80%, 03/01/28	140	136,090
5.85%, 03/15/34	60	62,427
Loews Corp.
3.20%, 05/15/30	175	162,606
3.75%, 04/01/26	125	123,627
Manulife Financial Corp.
2.48%, 05/19/27	110	104,795

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.70%, 03/16/32	$150	$139,804
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	145	141,679
4.15%, 03/04/26	242	240,840
Markel Group Inc.
3.35%, 09/17/29	68	64,153
3.50%, 11/01/27	125	121,031
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	160	140,345
2.38%, 12/15/31	75	64,356
4.38%, 03/15/29	310	308,069
4.55%, 11/08/27	190	190,712
4.65%, 03/15/30	375	375,802
4.85%, 11/15/31	375	376,370
5.00%, 03/15/35	615	618,526
5.15%, 03/15/34	110	112,832
5.40%, 09/15/33	160	166,936
5.75%, 11/01/32	112	118,679
5.88%, 08/01/33	25	26,945
Mercury General Corp., 4.40%, 03/15/27	125	123,059
MetLife Inc.
4.55%, 03/23/30	254	254,286
5.30%, 12/15/34	50	51,370
5.38%, 07/15/33(a)	178	185,077
6.38%, 06/15/34	140	154,845
6.50%, 12/15/32	95	106,237
MGIC Investment Corp., 5.25%, 08/15/28	35	34,663
Munich Re America Corp., Series B, 7.45%, 12/15/26	5	5,266
NMI Holdings Inc., 6.00%, 08/15/29	65	66,190
Old Republic International Corp.
3.88%, 08/26/26	132	129,925
5.75%, 03/28/34	100	102,725
PartnerRe Finance B LLC, 3.70%, 07/02/29	140	133,565
Primerica Inc., 2.80%, 11/19/31	180	156,347
Principal Financial Group Inc.
2.13%, 06/15/30	150	131,310
3.10%, 11/15/26	100	97,100
3.70%, 05/15/29	111	106,767
5.38%, 03/15/33	95	97,647
Progressive Corp. (The)
2.45%, 01/15/27	125	120,106
2.50%, 03/15/27	160	153,380
3.00%, 03/15/32	170	152,717
3.20%, 03/26/30	110	102,663
4.00%, 03/01/29	143	140,559
4.95%, 06/15/33	100	101,403
6.25%, 12/01/32	60	66,466
6.63%, 03/01/29	105	113,601
Prudential Financial Inc.
1.50%, 03/10/26	167	160,802
2.10%, 03/10/30	190	169,273
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	125	113,195
3.88%, 03/27/28	97	95,219
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(c)	110	106,522
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	200	192,187
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(c)	210	209,389
5.75%, 07/15/33	145	156,247
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	215	217,236
6.50%, 03/15/54, (5-year CMT + 2.404%)(c)	205	212,119
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	120	126,198
Security	Par (000)	Value
Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/30	$246	$226,335
3.63%, 03/24/32	115	106,388
Reinsurance Group of America Inc.
3.15%, 06/15/30	170	155,769
3.90%, 05/15/29	185	178,432
3.95%, 09/15/26	155	152,941
5.75%, 09/15/34	145	149,420
6.00%, 09/15/33	20	21,154
RenaissanceRe Finance Inc., 3.45%, 07/01/27	100	96,935
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	160	152,416
5.75%, 06/05/33	185	190,155
SiriusPoint Ltd., 7.00%, 04/05/29	45	46,414
Stewart Information Services Corp., 3.60%, 11/15/31	110	95,734
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	50,433
Trinity Acquisition PLC, 4.40%, 03/15/26	190	188,695
Unum Group, 4.00%, 06/15/29	40	38,916
Willis North America Inc.
2.95%, 09/15/29	213	196,307
4.50%, 09/15/28	135	133,985
4.65%, 06/15/27	205	204,590
5.35%, 05/15/33	115	116,976
		27,054,923
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	355	304,700
3.40%, 12/06/27	635	612,474
Alphabet Inc.
0.80%, 08/15/27	240	219,730
1.10%, 08/15/30	500	421,076
2.00%, 08/15/26	458	440,793
Amazon.com Inc.
1.00%, 05/12/26	610	582,081
1.20%, 06/03/27	280	259,850
1.50%, 06/03/30	484	414,040
1.65%, 05/12/28	517	473,389
2.10%, 05/12/31	640	554,017
3.15%, 08/22/27	737	715,342
3.30%, 04/13/27	445	435,139
3.45%, 04/13/29	303	293,530
3.60%, 04/13/32	540	508,138
4.55%, 12/01/27	445	448,131
4.65%, 12/01/29	375	380,929
4.70%, 12/01/32	520	525,643
Baidu Inc.
3.43%, 04/07/30	50	46,824
3.63%, 07/06/27	215	209,696
4.38%, 03/29/28	55	54,482
4.88%, 11/14/28	50	50,321
Booking Holdings Inc.
3.55%, 03/15/28	85	82,714
3.60%, 06/01/26	293	289,208
4.63%, 04/13/30	344	345,019
eBay Inc.
1.40%, 05/10/26	200	190,960
2.60%, 05/10/31	170	149,177
2.70%, 03/11/30	165	149,211
3.60%, 06/05/27	236	230,972
5.95%, 11/22/27	45	46,690

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
6.30%, 11/22/32	$65	$70,500
Expedia Group Inc.
2.95%, 03/15/31	93	83,302
3.25%, 02/15/30	310	288,849
3.80%, 02/15/28	175	170,109
4.63%, 08/01/27	125	124,894
5.00%, 02/15/26	225	225,388
JD.com Inc., 3.38%, 01/14/30	200	187,134
Meta Platforms Inc.
3.50%, 08/15/27	615	602,174
3.85%, 08/15/32	660	627,625
4.30%, 08/15/29	215	214,408
4.55%, 08/15/31	215	215,102
4.60%, 05/15/28	335	338,019
4.75%, 08/15/34	575	575,543
4.80%, 05/15/30	225	229,470
4.95%, 05/15/33	380	389,183
Netflix Inc.
4.38%, 11/15/26	140	139,870
4.88%, 04/15/28	260	262,756
4.90%, 08/15/34	215	216,698
5.88%, 11/15/28	435	455,165
6.38%, 05/15/29	213	228,372
Tencent Music Entertainment Group, 2.00%, 09/03/30	195	166,513
Uber Technologies Inc.
4.30%, 01/15/30	250	245,104
4.80%, 09/15/34	330	323,785
VeriSign Inc.
2.70%, 06/15/31	185	160,248
4.75%, 07/15/27	120	120,028
Weibo Corp., 3.38%, 07/08/30	200	181,264
		16,275,779
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	85	83,346
4.55%, 03/11/26	80	79,493
6.00%, 06/17/34	115	120,039
6.55%, 11/29/27	280	293,145
6.80%, 11/29/32	220	241,017
Nucor Corp.
2.70%, 06/01/30	130	117,707
3.13%, 04/01/32	85	76,240
3.95%, 05/01/28	172	169,114
4.30%, 05/23/27	155	154,428
Reliance Inc., 2.15%, 08/15/30	60	51,792
Steel Dynamics Inc.
1.65%, 10/15/27	45	41,454
3.25%, 01/15/31	95	87,084
3.45%, 04/15/30	177	165,791
5.00%, 12/15/26(a)	120	120,017
5.38%, 08/15/34	105	106,938
Vale Overseas Ltd.
3.75%, 07/08/30	320	297,600
6.13%, 06/12/33	325	335,384
8.25%, 01/17/34(a)	140	168,705
		2,709,294
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	135	112,899
Security	Par (000)	Value
Leisure Time (continued)
4.40%, 09/15/32(a)	$105	$98,412
Brunswick Corp./DE, 5.85%, 03/18/29(a)	30	30,813
Polaris Inc., 6.95%, 03/15/29	85	90,424
		332,548
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	110	103,401
3.70%, 01/15/31	100	91,583
5.85%, 08/01/34	105	107,228
Hyatt Hotels Corp.
4.38%, 09/15/28	150	147,454
4.85%, 03/15/26	120	120,009
5.25%, 06/30/29	75	75,892
5.38%, 12/15/31	85	86,004
5.50%, 06/30/34	60	60,672
5.75%, 01/30/27	130	132,492
5.75%, 04/23/30	120	124,175
Las Vegas Sands Corp.
3.50%, 08/18/26	55	53,551
3.90%, 08/08/29	125	117,216
5.90%, 06/01/27	100	101,655
6.00%, 08/15/29	110	112,684
6.20%, 08/15/34	120	123,443
Marriott International Inc./MD
4.80%, 03/15/30	100	100,077
4.88%, 05/15/29	55	55,388
4.90%, 04/15/29	175	176,483
5.00%, 10/15/27	220	222,531
5.30%, 05/15/34	210	213,150
5.45%, 09/15/26	60	60,872
5.55%, 10/15/28	160	165,137
Series AA, 4.65%, 12/01/28	20	20,067
Series FF, 4.63%, 06/15/30	255	253,200
Series GG, 3.50%, 10/15/32	195	175,501
Series HH, 2.85%, 04/15/31	250	222,234
Series II, 2.75%, 10/15/33	60	50,357
Series R, 3.13%, 06/15/26	220	215,004
Series X, 4.00%, 04/15/28	75	73,598
Sands China Ltd.
2.30%, 03/08/27	35	32,554
2.85%, 03/08/29	207	184,795
3.25%, 08/08/31	180	154,740
3.80%, 01/08/26	105	102,901
4.38%, 06/18/30	30	28,062
5.40%, 08/08/28	370	366,909
		4,431,019
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	20	19,685
AGCO Corp.
5.45%, 03/21/27	135	136,738
5.80%, 03/21/34(a)	135	138,657
Caterpillar Financial Services Corp.
0.90%, 03/02/26	165	158,138
1.10%, 09/14/27	100	91,920
1.15%, 09/14/26	145	137,152
1.70%, 01/08/27	110	104,165
2.40%, 08/09/26	65	62,890
3.60%, 08/12/27	145	142,500
4.35%, 05/15/26	310	309,885
4.38%, 08/16/29	105	104,616

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.40%, 10/15/27	$135	$135,267
4.45%, 10/16/26	120	120,066
4.50%, 01/08/27	110	110,419
4.60%, 11/15/27	125	125,616
4.70%, 11/15/29	125	126,004
4.80%, 01/06/26	170	170,692
4.85%, 02/27/29	135	137,055
5.00%, 05/14/27	125	126,785
5.05%, 02/27/26	160	161,284
Caterpillar Inc.
1.90%, 03/12/31	65	56,225
2.60%, 09/19/29	174	160,357
2.60%, 04/09/30	245	223,442
CNH Industrial Capital LLC
1.45%, 07/15/26	180	170,907
1.88%, 01/15/26	125	121,000
4.50%, 10/08/27	30	29,790
4.55%, 04/10/28	110	109,315
5.10%, 04/20/29	105	106,360
5.50%, 01/12/29	155	159,134
CNH Industrial NV, 3.85%, 11/15/27	117	114,924
Deere & Co.
3.10%, 04/15/30	115	107,026
5.38%, 10/16/29	110	114,595
7.13%, 03/03/31	115	132,040
Dover Corp., 2.95%, 11/04/29	100	92,737
Flowserve Corp.
2.80%, 01/15/32	140	120,215
3.50%, 10/01/30	135	125,016
IDEX Corp.
2.63%, 06/15/31	155	135,156
3.00%, 05/01/30	70	63,772
Ingersoll Rand Inc.
5.18%, 06/15/29	145	147,520
5.20%, 06/15/27	100	101,421
5.31%, 06/15/31	85	86,962
5.40%, 08/14/28	110	112,649
5.45%, 06/15/34	215	220,525
5.70%, 08/14/33	185	193,152
John Deere Capital Corp.
0.70%, 01/15/26	200	191,813
1.05%, 06/17/26	60	57,028
1.30%, 10/13/26	140	132,330
1.45%, 01/15/31	180	150,914
1.50%, 03/06/28	100	91,364
1.70%, 01/11/27	175	165,611
1.75%, 03/09/27	110	103,824
2.00%, 06/17/31	205	175,333
2.25%, 09/14/26	155	149,372
2.35%, 03/08/27	110	105,211
2.45%, 01/09/30	125	113,214
2.65%, 06/10/26	115	112,069
2.80%, 09/08/27	185	177,617
2.80%, 07/18/29	170	158,435
3.05%, 01/06/28	140	135,239
3.35%, 04/18/29	150	143,953
3.45%, 03/07/29	153	147,049
3.90%, 06/07/32	145	137,902
4.15%, 09/15/27	170	169,053
4.20%, 07/15/27	85	84,721
4.35%, 09/15/32	90	88,269
Security	Par (000)	Value
Machinery (continued)
4.40%, 09/08/31	$180	$177,405
4.50%, 01/08/27	145	145,696
4.50%, 01/16/29	200	200,600
4.70%, 06/10/30	210	212,078
4.75%, 06/08/26	140	140,827
4.75%, 01/20/28	245	247,743
4.80%, 01/09/26	300	301,060
4.85%, 03/05/27	90	90,966
4.85%, 06/11/29	155	157,535
4.85%, 10/11/29	140	142,629
4.90%, 06/11/27	155	156,955
4.90%, 03/03/28	60	60,953
4.90%, 03/07/31	125	126,895
4.95%, 03/06/26	85	85,558
4.95%, 07/14/28	255	259,775
5.05%, 03/03/26	75	75,647
5.10%, 04/11/34	160	163,948
5.15%, 09/08/26	90	91,219
5.15%, 09/08/33	215	221,584
Series 1, 5.05%, 06/12/34	175	178,534
Nordson Corp.
4.50%, 12/15/29	85	83,877
5.60%, 09/15/28	60	61,972
5.80%, 09/15/33	105	110,871
nVent Finance SARL
2.75%, 11/15/31	75	64,376
4.55%, 04/15/28	143	142,196
5.65%, 05/15/33	90	92,197
Oshkosh Corp.
3.10%, 03/01/30	65	59,709
4.60%, 05/15/28	60	59,727
Otis Worldwide Corp.
2.29%, 04/05/27	165	156,961
2.57%, 02/15/30	334	300,194
5.13%, 11/19/31	30	30,479
5.25%, 08/16/28	190	193,970
Rockwell Automation Inc.
1.75%, 08/15/31	75	62,674
3.50%, 03/01/29	150	143,642
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	195	190,197
4.70%, 09/15/28	303	302,417
5.61%, 03/11/34	35	36,192
Xylem Inc./New York
1.95%, 01/30/28	155	143,673
2.25%, 01/30/31	160	138,263
3.25%, 11/01/26	160	155,964
		14,181,253
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26(a)	148	142,027
2.38%, 08/26/29	243	220,242
2.88%, 10/15/27	226	216,486
3.05%, 04/15/30	137	127,090
3.38%, 03/01/29	181	172,627
3.63%, 09/14/28	143	138,801
Carlisle Companies Inc.
2.20%, 03/01/32	147	122,427
2.75%, 03/01/30	165	149,274
3.75%, 12/01/27	160	156,093

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp.
3.10%, 09/15/27	$185	$178,970
4.00%, 11/02/32	140	133,922
4.15%, 03/15/33	290	279,418
4.35%, 05/18/28	60	60,027
Illinois Tool Works Inc., 2.65%, 11/15/26	285	276,422
Parker-Hannifin Corp.
3.25%, 03/01/27	147	142,998
3.25%, 06/14/29	249	235,866
4.25%, 09/15/27	270	268,445
4.50%, 09/15/29	180	179,828
Pentair Finance SARL
4.50%, 07/01/29	85	83,413
5.90%, 07/15/32	90	95,286
Teledyne Technologies Inc.
1.60%, 04/01/26	160	153,569
2.25%, 04/01/28	165	152,649
2.75%, 04/01/31	273	241,722
Textron Inc.
2.45%, 03/15/31	140	121,054
3.00%, 06/01/30	130	118,139
3.38%, 03/01/28	80	76,646
3.65%, 03/15/27	70	68,282
3.90%, 09/17/29	63	60,556
4.00%, 03/15/26	103	101,988
6.10%, 11/15/33	100	106,371
		4,580,638
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	285	253,305
2.30%, 02/01/32	200	161,634
2.80%, 04/01/31	360	308,797
3.75%, 02/15/28	201	193,058
4.20%, 03/15/28	270	262,471
4.40%, 04/01/33	200	183,088
5.05%, 03/30/29	248	245,802
6.10%, 06/01/29	335	344,912
6.15%, 11/10/26	280	285,893
6.55%, 06/01/34	350	367,208
6.65%, 02/01/34	165	174,004
Comcast Corp.
1.50%, 02/15/31	385	318,899
1.95%, 01/15/31	325	276,609
2.35%, 01/15/27	269	257,441
2.65%, 02/01/30	340	308,398
3.15%, 03/01/26	476	468,523
3.15%, 02/15/28	337	323,396
3.30%, 02/01/27	285	278,141
3.30%, 04/01/27	200	194,994
3.40%, 04/01/30	383	360,120
3.55%, 05/01/28	208	201,612
4.15%, 10/15/28	876	864,082
4.20%, 08/15/34	255	240,215
4.25%, 10/15/30	308	301,311
4.25%, 01/15/33	272	260,253
4.55%, 01/15/29	235	235,491
4.65%, 02/15/33	295	291,587
4.80%, 05/15/33	297	295,646
5.10%, 06/01/29	180	183,884
5.30%, 06/01/34	210	215,628
Security	Par (000)	Value
Media (continued)
5.35%, 11/15/27	$190	$194,623
5.50%, 11/15/32	265	277,152
7.05%, 03/15/33	135	154,333
Discovery Communications LLC
3.63%, 05/15/30	234	212,267
3.95%, 03/20/28	407	389,631
4.13%, 05/15/29	162	153,362
4.90%, 03/11/26	110	109,577
FactSet Research Systems Inc.
2.90%, 03/01/27	130	124,855
3.45%, 03/01/32	110	98,738
Fox Corp.
3.50%, 04/08/30	130	122,304
4.71%, 01/25/29	360	360,207
6.50%, 10/13/33	240	258,142
Grupo Televisa SAB, 8.50%, 03/11/32	65	72,984
Paramount Global
2.90%, 01/15/27	110	105,454
3.38%, 02/15/28	115	108,550
3.70%, 06/01/28	50	47,478
4.20%, 06/01/29	110	104,863
4.20%, 05/19/32	210	188,769
4.95%, 01/15/31	271	258,202
5.50%, 05/15/33	95	91,400
7.88%, 07/30/30	185	203,772
TCI Communications Inc.
7.13%, 02/15/28	70	75,331
7.88%, 02/15/26	105	108,934
Thomson Reuters Corp., 3.35%, 05/15/26	138	135,483
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	140	161,038
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	203	194,510
2.95%, 06/15/27	240	231,616
3.00%, 02/13/26	226	221,986
Series B, 7.00%, 03/01/32	70	79,995
Walt Disney Co. (The)
1.75%, 01/13/26	360	349,341
2.00%, 09/01/29	466	417,314
2.20%, 01/13/28	161	151,010
2.65%, 01/13/31	525	471,109
3.38%, 11/15/26	100	98,082
3.70%, 03/23/27	120	118,471
3.80%, 03/22/30	287	278,178
6.55%, 03/15/33	55	61,667
		15,447,130
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32	90	85,033
4.50%, 12/15/28	120	118,028
		203,061
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	35	32,219
3.75%, 10/01/30	200	181,033
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	310	312,090
4.88%, 02/27/26	275	276,214
4.90%, 02/28/33	155	155,646
5.10%, 09/08/28	115	117,232

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.25%, 09/08/26	$195	$197,327
5.25%, 09/08/30	185	190,488
5.25%, 09/08/33	320	328,480
6.42%, 03/01/26	70	71,556
Freeport-McMoRan Inc.
4.13%, 03/01/28	125	122,152
4.25%, 03/01/30	115	111,821
4.38%, 08/01/28	130	127,633
4.63%, 08/01/30	158	155,116
5.00%, 09/01/27	133	133,245
5.25%, 09/01/29	165	166,179
Kinross Gold Corp.
4.50%, 07/15/27	146	145,253
6.25%, 07/15/33	110	117,140
Newmont Corp.
2.25%, 10/01/30	309	270,581
2.60%, 07/15/32(a)	295	254,867
2.80%, 10/01/29	161	148,433
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	45	41,878
5.30%, 03/15/26	175	176,122
5.35%, 03/15/34	185	188,886
Rio Tinto Alcan Inc.
6.13%, 12/15/33	35	38,102
7.25%, 03/15/31	110	124,060
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	145	157,153
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	265	271,129
Yamana Gold Inc., 2.63%, 08/15/31	149	128,127
		4,740,162
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	495	494,139
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	725	725,094
		1,219,233
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	167	159,638
3.25%, 02/15/29	80	74,300
3.28%, 12/01/28	120	112,338
3.57%, 12/01/31	215	193,425
4.25%, 04/01/28	160	156,170
5.10%, 03/01/30	60	59,881
5.55%, 08/22/34	110	110,289
		866,041
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30(a)	130	123,770
4.38%, 10/15/28	15	14,583
BP Capital Markets America Inc.
1.75%, 08/10/30	255	218,552
2.72%, 01/12/32	485	424,085
3.02%, 01/16/27(a)	225	218,533
3.12%, 05/04/26	240	235,565
3.41%, 02/11/26	278	274,480
3.54%, 04/06/27	110	107,852
3.59%, 04/14/27	138	135,387
3.63%, 04/06/30	269	256,546
3.94%, 09/21/28	235	230,191
4.23%, 11/06/28	316	312,716
4.70%, 04/10/29	200	200,912
Security	Par (000)	Value
Oil & Gas (continued)
4.81%, 02/13/33	$495	$490,725
4.87%, 11/25/29	175	176,690
4.89%, 09/11/33	335	332,640
4.97%, 10/17/29	200	202,983
4.99%, 04/10/34	230	230,235
5.02%, 11/17/27	205	208,035
5.23%, 11/17/34	400	406,234
BP Capital Markets PLC
3.28%, 09/19/27	360	349,414
3.72%, 11/28/28	278	269,603
Burlington Resources LLC
7.20%, 08/15/31	55	62,377
7.40%, 12/01/31	10	11,552
Canadian Natural Resources Ltd.
2.95%, 07/15/30	155	139,677
3.85%, 06/01/27	303	296,934
6.45%, 06/30/33	15	16,070
7.20%, 01/15/32	135	151,034
Cenovus Energy Inc.
2.65%, 01/15/32	155	132,026
4.25%, 04/15/27	80	79,099
Chevron Corp.
2.00%, 05/11/27	195	184,784
2.24%, 05/11/30	373	331,882
2.95%, 05/16/26	450	440,868
Chevron USA Inc.
1.02%, 08/12/27	225	206,470
3.25%, 10/15/29	150	142,457
3.85%, 01/15/28	157	155,497
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	233,851
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	199,646
Conoco Funding Co., 7.25%, 10/15/31	85	97,233
ConocoPhillips Co.
4.70%, 01/15/30	300	300,946
4.85%, 01/15/32	150	150,449
5.00%, 01/15/35	325	326,437
5.05%, 09/15/33(a)	290	294,945
5.90%, 10/15/32	130	140,268
6.95%, 04/15/29	277	304,303
Continental Resources Inc./OK, 4.38%, 01/15/28	230	224,847
Coterra Energy Inc.
3.90%, 05/15/27	170	166,536
4.38%, 03/15/29	103	100,391
5.60%, 03/15/34	110	111,862
Devon Energy Corp.
4.50%, 01/15/30	172	168,520
5.20%, 09/15/34	255	249,479
5.25%, 10/15/27	115	115,318
5.85%, 12/15/25	108	108,810
5.88%, 06/15/28	70	70,367
7.88%, 09/30/31	146	168,150
7.95%, 04/15/32	120	138,045
Diamondback Energy Inc.
3.13%, 03/24/31	162	145,926
3.25%, 12/01/26	206	200,615
3.50%, 12/01/29	217	204,049
5.15%, 01/30/30	200	202,627
5.20%, 04/18/27	205	207,771
5.40%, 04/18/34	300	303,618
6.25%, 03/15/33	185	197,068
Eni USA Inc., 7.30%, 11/15/27	109	116,450

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc.
4.15%, 01/15/26	$190	$189,042
4.38%, 04/15/30	207	204,348
EQT Corp.
3.90%, 10/01/27	275	269,124
5.00%, 01/15/29	82	81,945
5.70%, 04/01/28	115	117,886
5.75%, 02/01/34(a)	180	184,571
7.00%, 02/01/30	140	151,326
Equinor ASA
2.38%, 05/22/30	213	191,490
3.00%, 04/06/27	43	41,765
3.13%, 04/06/30	365	341,094
3.63%, 09/10/28	255	248,672
7.25%, 09/23/27	150	161,298
Exxon Mobil Corp.
2.28%, 08/16/26	270	260,975
2.44%, 08/16/29	324	298,096
2.61%, 10/15/30	460	415,444
3.04%, 03/01/26	535	525,831
3.29%, 03/19/27	192	188,458
3.48%, 03/19/30	292	278,394
Helmerich & Payne Inc.
2.90%, 09/29/31	135	115,418
4.85%, 12/01/29(a)(b)	10	9,793
Hess Corp.
4.30%, 04/01/27	257	255,230
7.13%, 03/15/33	95	107,956
7.30%, 08/15/31	130	147,864
7.88%, 10/01/29	110	124,679
HF Sinclair Corp.
4.50%, 10/01/30	80	76,578
5.00%, 02/01/28	40	39,723
5.88%, 04/01/26	230	232,054
6.38%, 04/15/27	30	30,455
Marathon Oil Corp.
4.40%, 07/15/27	262	261,038
5.30%, 04/01/29	150	154,522
5.70%, 04/01/34	95	101,622
6.80%, 03/15/32	135	152,313
Marathon Petroleum Corp.
3.80%, 04/01/28	135	131,058
5.13%, 12/15/26	202	203,428
Occidental Petroleum Corp.
5.00%, 08/01/27	185	186,112
5.20%, 08/01/29	275	276,840
5.38%, 01/01/32	215	214,840
5.55%, 03/15/26	155	155,969
5.55%, 10/01/34(a)	220	219,509
6.13%, 01/01/31	255	264,782
6.38%, 09/01/28(a)	80	83,477
6.63%, 09/01/30	310	329,000
7.50%, 05/01/31	205	229,543
7.88%, 09/15/31	85	96,287
8.50%, 07/15/27	35	37,592
8.88%, 07/15/30	90	104,146
Ovintiv Inc.
5.38%, 01/01/26	135	135,427
5.65%, 05/15/28	150	153,153
6.25%, 07/15/33	145	152,314
6.50%, 08/15/34	110	117,143
Security	Par (000)	Value
Oil & Gas (continued)
7.20%, 11/01/31	$20	$21,924
7.38%, 11/01/31	95	105,505
8.13%, 09/15/30	85	96,690
Patterson-UTI Energy Inc.
3.95%, 02/01/28	55	52,870
5.15%, 11/15/29(a)	70	69,420
7.15%, 10/01/33	75	80,578
Phillips 66
1.30%, 02/15/26	170	163,241
2.15%, 12/15/30	215	185,069
3.90%, 03/15/28	175	171,099
4.65%, 11/15/34	200	192,262
Phillips 66 Co.
3.15%, 12/15/29	125	115,972
3.55%, 10/01/26	125	122,663
3.75%, 03/01/28	105	102,503
4.95%, 12/01/27	195	197,196
5.25%, 06/15/31	205	208,921
5.30%, 06/30/33	200	202,874
Pioneer Natural Resources Co.
1.13%, 01/15/26	15	14,449
1.90%, 08/15/30	240	207,106
2.15%, 01/15/31	230	199,117
5.10%, 03/29/26	160	161,176
Shell Finance U.S. Inc.
2.38%, 11/07/29	343	311,389
2.75%, 04/06/30	345	316,103
Shell International Finance BV
2.50%, 09/12/26	252	244,127
2.88%, 05/10/26	402	393,192
3.88%, 11/13/28	367	360,777
Suncor Energy Inc., 7.15%, 02/01/32	110	122,576
Tosco Corp., 8.13%, 02/15/30	70	81,643
TotalEnergies Capital International SA
2.83%, 01/10/30	275	253,578
3.46%, 02/19/29	305	293,102
TotalEnergies Capital SA
3.88%, 10/11/28	237	232,567
4.72%, 09/10/34	180	177,852
5.15%, 04/05/34	220	223,834
Valero Energy Corp.
2.15%, 09/15/27	69	64,756
2.80%, 12/01/31	110	95,714
3.40%, 09/15/26	20	19,548
4.00%, 04/01/29	35	33,961
4.35%, 06/01/28	86	85,030
7.50%, 04/15/32	170	195,107
Woodside Finance Ltd., 5.10%, 09/12/34	225	220,701
		28,464,801
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	151	143,877
3.14%, 11/07/29	120	112,065
3.34%, 12/15/27	324	312,691
4.49%, 05/01/30	135	133,886
Halliburton Co., 2.92%, 03/01/30	265	242,066
NOV Inc., 3.60%, 12/01/29	162	152,654
Schlumberger Investment SA
2.65%, 06/26/30	295	266,925
4.50%, 05/15/28	80	80,095

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
4.85%, 05/15/33	$80	$80,040
5.00%, 06/01/34	100	100,830
		1,625,129
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26	185	181,966
4.50%, 05/15/28	70	69,250
5.63%, 05/26/33	130	134,494
Amcor Flexibles North America Inc.
2.63%, 06/19/30	112	99,746
2.69%, 05/25/31	195	170,727
Amcor Group Finance PLC, 5.45%, 05/23/29	50	50,933
AptarGroup Inc., 3.60%, 03/15/32	68	61,928
Berry Global Inc.
1.57%, 01/15/26	397	382,799
1.65%, 01/15/27	85	79,586
5.50%, 04/15/28	25	25,421
5.65%, 01/15/34(b)	185	189,505
5.80%, 06/15/31(b)	135	139,619
Packaging Corp. of America
3.00%, 12/15/29	112	103,505
3.40%, 12/15/27	160	154,453
5.70%, 12/01/33	85	89,072
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	60	60,850
5.44%, 04/03/34(b)	265	270,939
Sonoco Products Co.
2.25%, 02/01/27	70	66,421
2.85%, 02/01/32(a)	120	104,226
3.13%, 05/01/30	115	105,514
4.45%, 09/01/26	35	34,817
4.60%, 09/01/29	45	44,289
5.00%, 09/01/34	155	151,396
WestRock MWV LLC
7.95%, 02/15/31	10	11,512
8.20%, 01/15/30(a)	104	119,617
WRKCo Inc.
3.00%, 06/15/33	180	154,776
3.38%, 09/15/27	130	125,649
3.90%, 06/01/28	62	60,288
4.00%, 03/15/28	150	146,436
4.20%, 06/01/32	10	9,543
4.65%, 03/15/26	209	209,074
4.90%, 03/15/29	182	182,332
		3,790,683
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	890	864,560
3.20%, 05/14/26	405	397,818
3.20%, 11/21/29	1,146	1,075,280
4.25%, 11/14/28(a)	443	440,342
4.80%, 03/15/27	465	468,646
4.80%, 03/15/29	540	545,156
4.95%, 03/15/31	300	303,859
5.05%, 03/15/34	690	699,559
Astrazeneca Finance LLC
1.20%, 05/28/26	325	310,156
1.75%, 05/28/28	295	269,293
2.25%, 05/28/31	149	129,586
4.80%, 02/26/27	295	297,780
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 02/26/29	$240	$243,047
4.88%, 03/03/28	290	293,913
4.88%, 03/03/33	115	116,309
4.90%, 03/03/30	170	172,834
4.90%, 02/26/31	215	218,293
5.00%, 02/26/34	320	324,364
AstraZeneca PLC
0.70%, 04/08/26	245	233,227
1.38%, 08/06/30	297	250,454
3.13%, 06/12/27	169	164,218
4.00%, 01/17/29	218	214,397
Becton Dickinson & Co.
1.96%, 02/11/31	240	203,241
2.82%, 05/20/30	113	102,344
3.70%, 06/06/27	369	361,595
4.30%, 08/22/32	100	95,918
4.69%, 02/13/28	170	170,607
4.87%, 02/08/29	10	10,079
5.08%, 06/07/29	170	172,528
5.11%, 02/08/34	155	156,179
Bristol-Myers Squibb Co.
1.13%, 11/13/27	255	232,724
1.45%, 11/13/30	265	222,835
2.95%, 03/15/32	405	361,087
3.20%, 06/15/26	429	421,196
3.25%, 02/27/27	115	112,266
3.40%, 07/26/29	520	495,609
3.45%, 11/15/27	135	131,843
3.90%, 02/20/28	295	290,669
4.90%, 02/22/27	145	146,677
4.90%, 02/22/29(a)	410	416,445
4.95%, 02/20/26	270	271,711
5.10%, 02/22/31	290	296,638
5.20%, 02/22/34	550	563,380
5.75%, 02/01/31	245	258,997
5.90%, 11/15/33	180	193,686
Cardinal Health Inc.
3.41%, 06/15/27	260	252,711
4.70%, 11/15/26	60	59,986
5.00%, 11/15/29	60	60,393
5.13%, 02/15/29	90	91,330
5.35%, 11/15/34	65	65,826
5.45%, 02/15/34	60	61,178
Cencora Inc.
2.70%, 03/15/31	220	193,961
2.80%, 05/15/30	80	72,316
3.45%, 12/15/27	210	203,251
5.13%, 02/15/34	25	25,081
CVS Health Corp.
1.30%, 08/21/27	507	462,015
1.75%, 08/21/30	280	233,483
1.88%, 02/28/31	280	230,430
2.13%, 09/15/31	225	184,860
2.88%, 06/01/26	400	388,694
3.00%, 08/15/26	135	130,983
3.25%, 08/15/29	367	339,662
3.63%, 04/01/27	150	146,184
3.75%, 04/01/30	288	269,667
4.30%, 03/25/28	1,040	1,020,791
5.00%, 02/20/26	350	350,541
5.00%, 01/30/29	240	240,829

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 02/21/30	$310	$310,542
5.25%, 01/30/31	170	170,629
5.25%, 02/21/33	370	367,424
5.30%, 06/01/33	290	287,966
5.40%, 06/01/29	230	234,048
5.55%, 06/01/31	225	228,842
5.70%, 06/01/34(a)	230	234,844
6.25%, 06/01/27	75	77,254
Eli Lilly & Co.
3.10%, 05/15/27	104	101,184
3.38%, 03/15/29	215	206,945
4.15%, 08/14/27	140	139,633
4.20%, 08/14/29	190	188,554
4.50%, 02/09/27	260	261,194
4.50%, 02/09/29	265	266,510
4.60%, 08/14/34	225	221,957
4.70%, 02/27/33	250	250,578
4.70%, 02/09/34	335	332,852
5.50%, 03/15/27	110	112,996
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	360	354,240
5.38%, 04/15/34	75	78,410
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	245	234,514
Johnson & Johnson
0.95%, 09/01/27	350	321,600
1.30%, 09/01/30	405	344,109
2.45%, 03/01/26	412	402,621
2.90%, 01/15/28	282	271,310
2.95%, 03/03/27	265	257,540
4.38%, 12/05/33	25	24,933
4.80%, 06/01/29	300	306,315
4.90%, 06/01/31	290	296,890
4.95%, 05/15/33	130	135,517
4.95%, 06/01/34	240	246,264
6.95%, 09/01/29	75	84,277
McKesson Corp.
1.30%, 08/15/26	155	147,085
3.95%, 02/16/28	89	87,720
4.25%, 09/15/29	75	74,102
4.90%, 07/15/28	40	40,504
5.10%, 07/15/33	165	168,237
Merck & Co. Inc.
0.75%, 02/24/26	275	263,202
1.45%, 06/24/30	285	242,224
1.70%, 06/10/27	375	352,295
1.90%, 12/10/28	230	209,219
2.15%, 12/10/31	470	401,823
3.40%, 03/07/29	415	398,615
4.05%, 05/17/28	90	89,518
4.30%, 05/17/30	160	158,929
4.50%, 05/17/33	420	414,950
6.50%, 12/01/33	35	39,737
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	95	100,361
Mylan Inc., 4.55%, 04/15/28	180	177,666
Novartis Capital Corp.
2.00%, 02/14/27	286	272,492
2.20%, 08/14/30	410	363,562
3.10%, 05/17/27	278	270,465
3.80%, 09/18/29	175	170,413
4.00%, 09/18/31	180	174,108
4.20%, 09/18/34	175	167,369
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
1.70%, 05/28/30	$242	$208,811
1.75%, 08/18/31	230	192,505
2.63%, 04/01/30	331	300,995
2.75%, 06/03/26	295	287,758
3.00%, 12/15/26	393	382,009
3.45%, 03/15/29	422	406,027
3.60%, 09/15/28(a)	195	190,095
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	685	684,526
4.45%, 05/19/28	800	798,721
4.65%, 05/19/30	205	205,247
4.75%, 05/19/33	1,080	1,069,355
Pharmacia LLC, 6.60%, 12/01/28	130	139,582
Sanofi SA, 3.63%, 06/19/28	245	239,384
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	41	40,075
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	550	480,500
5.00%, 11/26/28	422	427,162
5.30%, 07/05/34	200	203,205
Utah Acquisition Sub Inc., 3.95%, 06/15/26	369	363,606
Viatris Inc.
2.30%, 06/22/27	180	168,973
2.70%, 06/22/30	320	280,878
Wyeth LLC, 6.50%, 02/01/34	165	184,201
Zoetis Inc.
2.00%, 05/15/30	195	169,622
3.00%, 09/12/27	165	158,678
3.90%, 08/20/28	133	130,016
5.60%, 11/16/32	190	199,317
		38,853,853
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	120	109,185
3.60%, 09/01/32	94	84,047
4.45%, 07/15/27	90	89,129
4.80%, 05/03/29	125	124,336
5.63%, 08/01/34	100	102,115
5.95%, 06/01/26	155	156,790
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	230	218,027
5.13%, 06/30/27	292	294,275
Cheniere Energy Inc.
4.63%, 10/15/28	360	356,152
5.65%, 04/15/34	290	297,883
Cheniere Energy Partners LP
3.25%, 01/31/32	210	185,604
4.00%, 03/01/31	345	324,334
4.50%, 10/01/29	190	185,733
5.75%, 08/15/34(b)	275	282,571
5.95%, 06/30/33	317	331,139
DCP Midstream Operating LP
3.25%, 02/15/32	110	96,578
5.13%, 05/15/29	135	136,596
5.63%, 07/15/27	110	112,142
8.13%, 08/16/30	100	115,031
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	104	96,428
Enbridge Inc.
1.60%, 10/04/26	145	137,236

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
2.50%, 08/01/33	$270	$222,533
3.13%, 11/15/29	235	218,008
3.70%, 07/15/27	200	196,002
4.25%, 12/01/26	62	61,502
5.25%, 04/05/27	105	106,600
5.30%, 04/05/29	175	178,345
5.63%, 04/05/34	235	242,388
5.70%, 03/08/33	535	555,371
5.90%, 11/15/26	195	199,282
6.00%, 11/15/28	145	151,987
6.20%, 11/15/30	175	186,889
7.20%, 06/27/54, (5-year CMT + 2.970%)(c)	110	114,452
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	75	78,025
Energy Transfer LP
3.75%, 05/15/30	365	344,689
3.90%, 07/15/26	90	88,802
4.00%, 10/01/27	155	152,256
4.15%, 09/15/29	140	136,056
4.20%, 04/15/27	147	145,419
4.40%, 03/15/27	162	160,956
4.75%, 01/15/26	295	294,695
4.95%, 05/15/28	192	193,250
4.95%, 06/15/28	239	240,882
5.25%, 04/15/29	341	346,405
5.25%, 07/01/29	190	193,301
5.50%, 06/01/27	218	221,838
5.55%, 02/15/28	170	174,255
5.55%, 05/15/34	230	234,382
5.60%, 09/01/34	280	286,588
5.75%, 02/15/33	360	371,975
6.05%, 12/01/26	235	240,717
6.10%, 12/01/28	110	115,469
6.40%, 12/01/30	185	198,168
6.55%, 12/01/33	330	359,649
EnLink Midstream LLC
5.38%, 06/01/29	105	106,781
5.65%, 09/01/34	115	117,899
EnLink Midstream Partners LP, 4.85%, 07/15/26	15	14,980
Enterprise Products Operating LLC
2.80%, 01/31/30	335	307,006
3.13%, 07/31/29	283	266,333
3.70%, 02/15/26	255	252,470
3.95%, 02/15/27	135	133,375
4.15%, 10/16/28	275	271,074
4.60%, 01/11/27	245	245,619
4.85%, 01/31/34	250	248,970
5.05%, 01/10/26	185	186,044
5.35%, 01/31/33	250	258,154
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(c)	117	112,767
Series D, 6.88%, 03/01/33	100	113,035
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	100	97,622
Series H, 6.65%, 10/15/34	25	28,021
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	35	40,051
7.40%, 03/15/31	65	72,815
7.75%, 03/15/32	80	91,499
Kinder Morgan Inc.
1.75%, 11/15/26	135	127,841
2.00%, 02/15/31	207	176,450
Security	Par (000)	Value
Pipelines (continued)
4.30%, 03/01/28	$270	$267,064
4.80%, 02/01/33	200	194,852
5.00%, 02/01/29	225	226,825
5.10%, 08/01/29	140	141,861
5.20%, 06/01/33	370	370,267
5.40%, 02/01/34	195	197,711
7.75%, 01/15/32	230	267,302
7.80%, 08/01/31	105	120,826
MPLX LP
1.75%, 03/01/26	371	357,230
2.65%, 08/15/30	355	315,209
4.00%, 03/15/28	340	332,447
4.13%, 03/01/27	305	301,367
4.25%, 12/01/27	115	113,605
4.80%, 02/15/29	85	85,096
4.95%, 09/01/32	257	253,973
5.00%, 03/01/33	235	231,284
5.50%, 06/01/34	320	324,169
Northwest Pipeline LLC, 4.00%, 04/01/27	40	39,325
ONEOK Inc.
3.10%, 03/15/30	210	192,717
3.25%, 06/01/30(a)	95	87,457
3.40%, 09/01/29	156	146,774
4.00%, 07/13/27	126	123,864
4.25%, 09/24/27	270	267,251
4.35%, 03/15/29	150	147,479
4.40%, 10/15/29	150	147,477
4.55%, 07/15/28	180	179,211
4.75%, 10/15/31	250	246,922
5.00%, 03/01/26	160	160,274
5.05%, 11/01/34	300	295,859
5.55%, 11/01/26	175	177,448
5.65%, 11/01/28	155	159,973
5.80%, 11/01/30	115	120,048
5.85%, 01/15/26	150	151,501
6.05%, 09/01/33	335	353,616
6.10%, 11/15/32	175	185,429
6.35%, 01/15/31	135	144,654
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	175	164,759
3.80%, 09/15/30	180	169,745
4.50%, 12/15/26	206	205,337
5.70%, 09/15/34	80	82,204
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	314	309,365
4.50%, 05/15/30	402	394,682
5.00%, 03/15/27	354	355,646
5.88%, 06/30/26	275	278,059
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	80	79,953
5.03%, 10/01/29(b)	75	74,511
5.58%, 10/01/34(b)	235	235,487
Spectra Energy Partners LP, 3.38%, 10/15/26	116	113,067
Targa Resources Corp.
4.20%, 02/01/33	160	149,411
5.20%, 07/01/27	183	185,353
6.13%, 03/15/33	200	211,586
6.15%, 03/01/29	150	157,774
6.50%, 03/30/34	240	261,171

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	$235	$218,698
4.88%, 02/01/31	270	265,514
5.00%, 01/15/28	165	164,490
5.50%, 03/01/30	250	253,321
6.50%, 07/15/27	160	161,705
6.88%, 01/15/29	130	133,198
TC PipeLines LP, 3.90%, 05/25/27	120	117,337
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	41,947
7.00%, 10/15/28	85	91,771
Texas Eastern Transmission LP, 7.00%, 07/15/32	135	150,767
TransCanada PipeLines Ltd.
4.10%, 04/15/30	330	317,726
4.25%, 05/15/28	298	293,777
4.63%, 03/01/34	220	210,700
4.88%, 01/15/26	215	215,114
5.60%, 03/31/34	70	71,617
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	150	138,604
4.00%, 03/15/28	120	117,550
7.85%, 02/01/26	180	184,826
Valero Energy Partners LP, 4.50%, 03/15/28	85	84,404
Western Midstream Operating LP
4.05%, 02/01/30	275	261,704
4.50%, 03/01/28	50	49,274
4.65%, 07/01/26	120	119,489
4.75%, 08/15/28	75	74,347
5.45%, 11/15/34	100	99,405
6.15%, 04/01/33	190	198,507
6.35%, 01/15/29	85	88,834
Williams Companies Inc. (The)
2.60%, 03/15/31	294	256,989
3.50%, 11/15/30	232	216,420
3.75%, 06/15/27	414	405,174
4.65%, 08/15/32	205	199,826
4.80%, 11/15/29	80	79,882
4.90%, 03/15/29	175	175,858
5.15%, 03/15/34	295	294,733
5.30%, 08/15/28	205	209,042
5.40%, 03/02/26	210	211,585
5.65%, 03/15/33	195	201,646
8.75%, 03/15/32	60	72,777
Series A, 7.50%, 01/15/31	85	95,378
		31,515,686
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(a)	139	120,581
4.88%, 03/01/26	165	165,046
5.50%, 04/01/29	20	20,568
5.95%, 08/15/34	230	242,474
Jones Lang LaSalle Inc., 6.88%, 12/01/28	50	53,625
		602,294
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	75	68,198
2.60%, 06/15/33	60	49,378
2.90%, 10/01/30	81	72,347
4.80%, 10/01/32	40	39,115
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 06/15/34	$65	$66,742
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	195	153,228
2.00%, 05/18/32	185	150,701
2.75%, 12/15/29	120	108,699
2.95%, 03/15/34	155	130,914
3.38%, 08/15/31	170	155,114
3.80%, 04/15/26	144	142,116
3.95%, 01/15/27	75	73,880
3.95%, 01/15/28	145	141,900
4.30%, 01/15/26	55	54,689
4.50%, 07/30/29	70	69,010
4.70%, 07/01/30	120	118,690
4.90%, 12/15/30	119	119,192
American Assets Trust LP
3.38%, 02/01/31	130	114,997
6.15%, 10/01/34	5	5,082
American Homes 4 Rent LP
2.38%, 07/15/31	110	93,521
3.63%, 04/15/32	74	67,360
4.25%, 02/15/28	155	152,692
4.90%, 02/15/29	115	115,316
5.50%, 02/01/34	150	152,859
5.50%, 07/15/34	120	121,927
American Tower Corp.
1.45%, 09/15/26	120	113,292
1.50%, 01/31/28	120	108,744
1.60%, 04/15/26	185	177,425
1.88%, 10/15/30	202	171,339
2.10%, 06/15/30	195	169,268
2.30%, 09/15/31	172	146,096
2.70%, 04/15/31	110	96,763
2.75%, 01/15/27	175	168,291
2.90%, 01/15/30	153	139,692
3.13%, 01/15/27	83	80,495
3.38%, 10/15/26	226	220,592
3.55%, 07/15/27	190	184,874
3.60%, 01/15/28	140	135,561
3.65%, 03/15/27	155	151,537
3.80%, 08/15/29	349	334,818
3.95%, 03/15/29	144	139,489
4.05%, 03/15/32	140	132,382
4.40%, 02/15/26	171	170,242
5.20%, 02/15/29	90	91,478
5.25%, 07/15/28	165	167,732
5.40%, 01/31/35	100	101,516
5.45%, 02/15/34	135	138,188
5.50%, 03/15/28	145	148,314
5.55%, 07/15/33	215	220,945
5.65%, 03/15/33	175	181,154
5.80%, 11/15/28	160	165,830
5.90%, 11/15/33	180	189,713
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	100	98,811
AvalonBay Communities Inc.
1.90%, 12/01/28	220	198,524
2.05%, 01/15/32	120	101,597
2.30%, 03/01/30	180	160,204
2.45%, 01/15/31	150	131,998
2.90%, 10/15/26	30	29,108
2.95%, 05/11/26	125	122,186

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.20%, 01/15/28	$10	$9,623
3.30%, 06/01/29	105	99,446
3.35%, 05/15/27	97	94,336
5.00%, 02/15/33	60	60,576
5.30%, 12/07/33	130	133,360
5.35%, 06/01/34	40	41,223
Boston Properties LP
2.45%, 10/01/33(a)	210	165,500
2.55%, 04/01/32	155	127,686
2.75%, 10/01/26	227	218,065
2.90%, 03/15/30	197	175,927
3.25%, 01/30/31	240	213,422
3.40%, 06/21/29	150	139,012
3.65%, 02/01/26	205	201,938
4.50%, 12/01/28	195	191,021
6.50%, 01/15/34(a)	160	171,250
6.75%, 12/01/27	190	199,164
Brixmor Operating Partnership LP
2.25%, 04/01/28	55	50,533
2.50%, 08/16/31	175	149,475
3.90%, 03/15/27	145	142,065
4.05%, 07/01/30	140	133,690
4.13%, 06/15/26	190	188,177
4.13%, 05/15/29	205	198,514
5.50%, 02/15/34	60	60,815
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	83,921
Camden Property Trust
2.80%, 05/15/30	180	163,559
3.15%, 07/01/29	55	51,750
4.10%, 10/15/28	163	160,225
4.90%, 01/15/34	75	74,639
5.85%, 11/03/26	105	107,548
COPT Defense Properties LP
2.00%, 01/15/29	130	115,142
2.25%, 03/15/26	145	140,125
2.75%, 04/15/31	95	81,885
2.90%, 12/01/33	40	32,727
Cousins Properties LP, 5.88%, 10/01/34	5	5,110
Crown Castle Inc.
1.05%, 07/15/26	248	233,771
2.10%, 04/01/31	220	184,910
2.25%, 01/15/31	230	196,123
2.50%, 07/15/31	166	142,347
2.90%, 03/15/27	155	149,083
3.10%, 11/15/29	85	78,339
3.30%, 07/01/30	160	146,928
3.65%, 09/01/27	233	226,596
3.70%, 06/15/26	163	160,413
3.80%, 02/15/28	244	236,824
4.00%, 03/01/27	94	92,498
4.30%, 02/15/29	140	136,992
4.45%, 02/15/26	209	208,156
4.80%, 09/01/28	135	134,738
4.90%, 09/01/29	125	125,039
5.00%, 01/11/28	195	196,388
5.10%, 05/01/33	190	189,589
5.20%, 09/01/34	95	94,418
5.60%, 06/01/29	165	169,966
5.80%, 03/01/34	190	197,737
CubeSmart LP
2.00%, 02/15/31	40	33,829
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 12/15/28	$165	$149,908
2.50%, 02/15/32	105	89,584
3.00%, 02/15/30	80	72,870
3.13%, 09/01/26	85	82,581
4.38%, 02/15/29	90	88,213
Digital Realty Trust LP
3.60%, 07/01/29	236	225,482
3.70%, 08/15/27	271	264,337
4.45%, 07/15/28	136	134,785
5.55%, 01/15/28	182	186,422
DOC DR LLC
2.63%, 11/01/31	110	94,918
3.95%, 01/15/28	80	78,282
4.30%, 03/15/27	145	143,791
EPR Properties
3.60%, 11/15/31	100	88,415
3.75%, 08/15/29	100	93,151
4.50%, 06/01/27	100	98,500
4.75%, 12/15/26	100	99,449
4.95%, 04/15/28	100	98,782
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	105	107,811
Equinix Inc.
1.45%, 05/15/26	105	100,303
1.55%, 03/15/28	135	122,422
1.80%, 07/15/27	135	125,731
2.00%, 05/15/28	35	32,041
2.15%, 07/15/30	205	178,818
2.50%, 05/15/31	215	186,981
2.90%, 11/18/26	146	141,188
3.20%, 11/18/29	283	263,492
3.90%, 04/15/32	314	295,011
ERP Operating LP
1.85%, 08/01/31	115	96,874
2.50%, 02/15/30	140	125,924
2.85%, 11/01/26	183	177,482
3.00%, 07/01/29	163	152,216
3.25%, 08/01/27	165	159,715
3.50%, 03/01/28	100	97,282
4.15%, 12/01/28	139	137,212
4.65%, 09/15/34	50	48,686
Essential Properties LP, 2.95%, 07/15/31	105	90,585
Essex Portfolio LP
1.65%, 01/15/31	99	81,856
1.70%, 03/01/28	60	54,604
2.55%, 06/15/31	20	17,300
2.65%, 03/15/32	50	42,859
3.00%, 01/15/30	130	118,856
3.38%, 04/15/26	170	166,814
3.63%, 05/01/27	90	88,007
4.00%, 03/01/29	190	184,000
5.50%, 04/01/34	85	86,805
Extra Space Storage LP
2.20%, 10/15/30	105	90,824
2.35%, 03/15/32	140	116,794
2.40%, 10/15/31	130	110,388
2.55%, 06/01/31	100	86,667
3.50%, 07/01/26	185	181,660
3.88%, 12/15/27	65	63,557
3.90%, 04/01/29	80	77,094
4.00%, 06/15/29	105	101,717

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.35%, 01/15/35	$50	$50,347
5.40%, 02/01/34	100	101,262
5.50%, 07/01/30	120	123,511
5.70%, 04/01/28	70	72,181
5.90%, 01/15/31	120	125,649
Federal Realty OP LP
1.25%, 02/15/26	140	134,157
3.20%, 06/15/29	100	93,152
3.25%, 07/15/27	150	144,667
3.50%, 06/01/30	100	92,970
5.38%, 05/01/28	80	81,494
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	190	165,990
4.00%, 01/15/30	167	157,029
4.00%, 01/15/31	95	88,144
5.30%, 01/15/29	147	147,337
5.38%, 04/15/26	240	240,269
5.63%, 09/15/34	155	156,306
5.75%, 06/01/28	121	123,075
6.75%, 12/01/33	35	37,824
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	151,215
3.10%, 02/15/30	180	163,414
3.50%, 08/01/26	190	185,856
3.75%, 07/01/27	89	86,528
Healthpeak OP LLC
1.35%, 02/01/27	30	27,956
2.13%, 12/01/28	140	127,104
2.88%, 01/15/31	55	49,331
3.00%, 01/15/30	175	160,829
3.25%, 07/15/26	200	195,564
3.50%, 07/15/29	180	170,780
5.25%, 12/15/32	30	30,459
Highwoods Realty LP
2.60%, 02/01/31	75	63,464
3.05%, 02/15/30	105	93,868
3.88%, 03/01/27	30	29,190
4.13%, 03/15/28	20	19,246
4.20%, 04/15/29	60	57,465
7.65%, 02/01/34	50	56,711
Host Hotels & Resorts LP
5.70%, 07/01/34	75	76,207
Series F, 4.50%, 02/01/26	65	64,685
Series H, 3.38%, 12/15/29	130	120,105
Series I, 3.50%, 09/15/30	165	150,776
Series J, 2.90%, 12/15/31	85	73,458
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	155	128,162
2.30%, 11/15/28	160	146,014
2.70%, 01/15/34	45	36,904
4.15%, 04/15/32	95	89,011
4.88%, 02/01/35	25	24,367
5.45%, 08/15/30	90	92,472
5.50%, 08/15/33	70	71,217
Kilroy Realty LP
2.50%, 11/15/32	95	75,294
2.65%, 11/15/33	70	54,986
3.05%, 02/15/30	135	119,731
4.25%, 08/15/29	80	76,058
4.75%, 12/15/28	55	54,160
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
1.90%, 03/01/28	$135	$123,894
2.25%, 12/01/31	130	110,086
2.70%, 10/01/30	110	98,799
2.80%, 10/01/26	211	204,205
3.20%, 04/01/32	55	49,282
3.80%, 04/01/27	120	117,822
4.60%, 02/01/33	210	204,673
6.40%, 03/01/34	70	76,784
Kite Realty Group LP
4.00%, 10/01/26	25	24,597
4.95%, 12/15/31	30	29,732
5.50%, 03/01/34	65	66,108
Kite Realty Group Trust, 4.75%, 09/15/30	80	79,279
LXP Industrial Trust
2.38%, 10/01/31	100	82,498
2.70%, 09/15/30	66	57,678
6.75%, 11/15/28	45	47,559
Mid-America Apartments LP
1.10%, 09/15/26	110	103,376
1.70%, 02/15/31	105	88,104
2.75%, 03/15/30	60	54,494
3.60%, 06/01/27	223	218,388
3.95%, 03/15/29	200	194,864
4.20%, 06/15/28	75	74,028
5.00%, 03/15/34	50	50,225
5.30%, 02/15/32	80	82,003
National Health Investors Inc., 3.00%, 02/01/31	110	94,777
NNN REIT Inc.
2.50%, 04/15/30	45	39,876
3.50%, 10/15/27	80	77,688
3.60%, 12/15/26	30	29,378
4.30%, 10/15/28	132	130,271
5.50%, 06/15/34	80	81,827
5.60%, 10/15/33	115	118,402
Omega Healthcare Investors Inc.
3.25%, 04/15/33	160	137,501
3.38%, 02/01/31	115	103,724
3.63%, 10/01/29	140	130,794
4.50%, 04/01/27	170	168,230
4.75%, 01/15/28	119	118,280
5.25%, 01/15/26	120	120,199
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	95	81,034
4.95%, 01/15/35	50	48,388
5.75%, 07/15/34	80	82,173
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	44,243
3.15%, 08/15/30	74	63,991
6.88%, 07/15/29	70	72,286
9.25%, 07/20/28	85	93,870
Prologis LP
1.25%, 10/15/30	165	136,772
1.63%, 03/15/31	85	70,629
1.75%, 07/01/30	90	77,064
1.75%, 02/01/31	140	118,353
2.13%, 04/15/27	121	114,775
2.25%, 04/15/30	230	203,752
2.25%, 01/15/32	115	97,997
2.88%, 11/15/29	70	64,945

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 06/30/26	$75	$73,616
3.25%, 10/01/26	82	80,319
3.38%, 12/15/27	140	135,877
3.88%, 09/15/28	139	135,931
4.00%, 09/15/28	95	93,263
4.38%, 02/01/29	64	63,740
4.63%, 01/15/33	55	54,389
4.75%, 06/15/33	160	158,750
4.88%, 06/15/28	120	121,624
5.00%, 03/15/34	245	245,765
5.00%, 01/31/35	120	120,116
5.13%, 01/15/34	130	131,567
Public Storage Operating Co.
0.88%, 02/15/26	120	114,985
1.50%, 11/09/26	197	186,286
1.85%, 05/01/28	172	158,078
1.95%, 11/09/28	90	81,823
2.25%, 11/09/31	125	106,844
2.30%, 05/01/31	155	135,102
3.09%, 09/15/27	120	115,790
3.39%, 05/01/29	116	110,581
5.10%, 08/01/33	110	111,750
5.13%, 01/15/29	120	122,886
Rayonier LP, 2.75%, 05/17/31	126	109,170
Realty Income Corp.
0.75%, 03/15/26	125	118,977
1.80%, 03/15/33	35	27,435
2.10%, 03/15/28	135	124,609
2.20%, 06/15/28	105	96,674
2.70%, 02/15/32	60	51,874
2.85%, 12/15/32	140	120,804
3.00%, 01/15/27	160	154,965
3.10%, 12/15/29	160	148,791
3.20%, 02/15/31	85	77,774
3.25%, 06/15/29	45	42,426
3.25%, 01/15/31	239	219,391
3.40%, 01/15/28	105	101,449
3.40%, 01/15/30	135	126,697
3.65%, 01/15/28	170	165,284
3.95%, 08/15/27	180	177,799
4.00%, 07/15/29	95	92,492
4.13%, 10/15/26	55	54,489
4.70%, 12/15/28	110	110,410
4.75%, 02/15/29	105	105,243
4.85%, 03/15/30	70	70,415
4.88%, 06/01/26	215	215,645
4.90%, 07/15/33	160	158,402
5.05%, 01/13/26	65	65,001
5.13%, 02/15/34	175	175,998
5.63%, 10/13/32	169	176,506
Regency Centers LP
2.95%, 09/15/29	165	153,065
3.60%, 02/01/27	191	186,776
3.70%, 06/15/30	110	104,252
4.13%, 03/15/28	25	24,574
5.10%, 01/15/35	35	34,950
5.25%, 01/15/34	60	60,947
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	25	26,799
Rexford Industrial Realty LP
2.13%, 12/01/30	30	25,392
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.15%, 09/01/31	$110	$91,223
5.00%, 06/15/28	75	75,257
Sabra Health Care LP
3.20%, 12/01/31	125	109,532
3.90%, 10/15/29	110	103,685
5.13%, 08/15/26	150	150,147
Safehold GL Holdings LLC
2.80%, 06/15/31	130	112,218
2.85%, 01/15/32	45	38,455
5.65%, 01/15/35	75	75,186
6.10%, 04/01/34	45	46,804
Simon Property Group LP
1.38%, 01/15/27	165	154,652
1.75%, 02/01/28	180	165,650
2.20%, 02/01/31	185	159,867
2.25%, 01/15/32	175	148,522
2.45%, 09/13/29	285	258,687
2.65%, 07/15/30	185	166,080
2.65%, 02/01/32	140	121,333
3.25%, 11/30/26	195	190,174
3.30%, 01/15/26	326	321,469
3.38%, 06/15/27	170	165,724
3.38%, 12/01/27	192	186,619
4.75%, 09/26/34	125	121,641
5.50%, 03/08/33	215	222,663
6.25%, 01/15/34	105	113,857
Store Capital LLC
2.70%, 12/01/31	90	75,245
2.75%, 11/18/30	75	64,954
4.50%, 03/15/28	80	78,064
4.63%, 03/15/29	95	92,262
Sun Communities Operating LP
2.30%, 11/01/28	200	181,376
2.70%, 07/15/31	135	115,819
4.20%, 04/15/32	140	130,455
5.50%, 01/15/29	65	65,864
5.70%, 01/15/33	50	50,946
Tanger Properties LP
2.75%, 09/01/31	110	93,951
3.13%, 09/01/26	134	129,619
3.88%, 07/15/27	15	14,580
UDR Inc.
1.90%, 03/15/33	30	23,660
2.10%, 08/01/32	105	85,490
2.10%, 06/15/33	35	27,629
2.95%, 09/01/26	109	105,514
3.00%, 08/15/31	105	93,959
3.20%, 01/15/30	150	139,072
3.50%, 07/01/27	110	106,698
3.50%, 01/15/28	85	81,685
4.40%, 01/26/29	95	93,348
5.13%, 09/01/34	55	54,858
Ventas Realty LP
2.50%, 09/01/31	110	94,791
3.00%, 01/15/30	160	146,452
3.25%, 10/15/26	130	126,393
3.85%, 04/01/27	80	78,421
4.00%, 03/01/28	90	88,129
4.13%, 01/15/26	80	79,403
4.40%, 01/15/29	231	227,694
4.75%, 11/15/30	125	124,090

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 01/15/35	$50	$48,973
5.63%, 07/01/34	50	51,515
VICI Properties LP
4.75%, 02/15/28	285	283,948
4.95%, 02/15/30	250	247,763
5.13%, 05/15/32	375	371,315
5.75%, 04/01/34	100	102,770
Welltower OP LLC
2.05%, 01/15/29	90	81,119
2.70%, 02/15/27	180	173,417
2.75%, 01/15/31(a)	135	119,956
2.75%, 01/15/32	110	95,738
2.80%, 06/01/31	130	115,202
3.10%, 01/15/30	193	177,913
3.85%, 06/15/32	70	65,360
4.13%, 03/15/29	175	171,160
4.25%, 04/01/26	230	228,550
4.25%, 04/15/28	165	162,878
Weyerhaeuser Co.
3.38%, 03/09/33	80	71,403
4.00%, 11/15/29	175	168,924
4.00%, 04/15/30	172	165,768
4.75%, 05/15/26	195	195,113
6.95%, 10/01/27	10	10,618
7.38%, 03/15/32	175	199,334
WP Carey Inc.
2.25%, 04/01/33	30	24,226
2.40%, 02/01/31	70	60,424
2.45%, 02/01/32	100	83,951
3.85%, 07/15/29	135	129,785
4.25%, 10/01/26	100	98,970
5.38%, 06/30/34	100	101,014
		48,100,222
Retail — 0.8%
AutoNation Inc.
1.95%, 08/01/28	55	49,435
2.40%, 08/01/31	112	93,460
3.80%, 11/15/27	55	53,402
3.85%, 03/01/32	195	177,820
4.75%, 06/01/30	47	46,179
AutoZone Inc.
1.65%, 01/15/31	110	91,770
3.13%, 04/21/26	85	83,211
3.75%, 06/01/27	165	161,731
3.75%, 04/18/29	84	80,824
4.00%, 04/15/30	165	159,209
4.50%, 02/01/28	150	149,620
4.75%, 08/01/32	145	143,129
4.75%, 02/01/33	155	151,959
5.05%, 07/15/26	145	146,055
5.10%, 07/15/29	115	116,887
5.20%, 08/01/33	90	90,678
5.40%, 07/15/34	125	126,966
6.25%, 11/01/28	75	79,191
6.55%, 11/01/33	100	109,776
Best Buy Co. Inc.
1.95%, 10/01/30	175	149,693
4.45%, 10/01/28(a)	130	129,101
Costco Wholesale Corp.
1.38%, 06/20/27	300	279,073
1.60%, 04/20/30	332	286,795
Security	Par (000)	Value
Retail (continued)
1.75%, 04/20/32	$305	$252,880
3.00%, 05/18/27	235	228,882
Darden Restaurants Inc.
3.85%, 05/01/27	79	77,333
4.35%, 10/15/27	85	84,194
4.55%, 10/15/29	75	73,626
6.30%, 10/10/33	105	111,896
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	210	186,122
Dollar General Corp.
3.50%, 04/03/30	249	230,473
3.88%, 04/15/27(a)	168	164,540
4.13%, 05/01/28	150	146,712
4.63%, 11/01/27	115	114,473
5.00%, 11/01/32(a)	155	150,895
5.20%, 07/05/28	105	105,988
5.45%, 07/05/33(a)	180	179,889
Dollar Tree Inc.
2.65%, 12/01/31	210	178,521
4.20%, 05/15/28	275	269,040
Ferguson Enterprises Inc., 5.00%, 10/03/34	160	157,042
Genuine Parts Co.
1.88%, 11/01/30	110	92,522
2.75%, 02/01/32	95	81,669
4.95%, 08/15/29	105	105,055
6.50%, 11/01/28	135	143,124
6.88%, 11/01/33	90	100,741
Home Depot Inc. (The)
0.90%, 03/15/28	150	134,654
1.38%, 03/15/31	255	210,288
1.50%, 09/15/28	275	247,743
1.88%, 09/15/31	230	193,635
2.13%, 09/15/26	238	228,760
2.50%, 04/15/27	200	191,857
2.70%, 04/15/30	357	325,457
2.80%, 09/14/27	223	214,390
2.88%, 04/15/27	205	198,608
2.95%, 06/15/29	408	382,499
3.00%, 04/01/26	326	320,256
3.25%, 04/15/32	330	300,715
3.90%, 12/06/28	237	232,987
4.50%, 09/15/32	275	273,148
4.75%, 06/25/29	175	177,039
4.85%, 06/25/31	220	222,925
4.88%, 06/25/27	175	177,261
4.90%, 04/15/29	145	147,508
4.95%, 09/30/26	170	171,693
4.95%, 06/25/34	275	278,185
5.15%, 06/25/26	285	288,367
Lowe's Companies Inc.
1.30%, 04/15/28	220	197,834
1.70%, 09/15/28	255	229,777
1.70%, 10/15/30	245	207,597
2.50%, 04/15/26	333	324,300
2.63%, 04/01/31	335	295,808
3.10%, 05/03/27	349	337,522
3.35%, 04/01/27	150	146,021
3.65%, 04/05/29	345	331,684
3.75%, 04/01/32	360	336,078
4.50%, 04/15/30	293	290,425
4.80%, 04/01/26	235	235,667
5.00%, 04/15/33(a)	260	261,820

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.15%, 07/01/33	$210	$213,828
6.50%, 03/15/29	75	80,676
McDonald's Corp.
2.13%, 03/01/30	197	173,857
2.63%, 09/01/29	219	201,826
3.50%, 03/01/27	181	177,052
3.50%, 07/01/27	260	253,873
3.60%, 07/01/30	222	210,728
3.70%, 01/30/26	436	432,389
3.80%, 04/01/28	225	220,403
4.60%, 09/09/32	185	184,029
4.80%, 08/14/28	160	161,430
4.95%, 08/14/33(a)	175	177,625
5.00%, 05/17/29	110	112,049
5.20%, 05/17/34	80	82,761
O'Reilly Automotive Inc.
1.75%, 03/15/31	80	66,597
3.55%, 03/15/26	102	100,470
3.60%, 09/01/27	182	177,344
3.90%, 06/01/29	104	100,816
4.20%, 04/01/30	140	136,381
4.35%, 06/01/28	145	143,915
4.70%, 06/15/32	200	196,762
5.00%, 08/19/34	125	123,817
5.75%, 11/20/26	165	168,380
Ross Stores Inc.
0.88%, 04/15/26	95	90,242
1.88%, 04/15/31	105	88,054
Starbucks Corp.
2.00%, 03/12/27	135	127,837
2.25%, 03/12/30	177	157,209
2.45%, 06/15/26	150	145,449
2.55%, 11/15/30	300	266,414
3.00%, 02/14/32	215	191,937
3.50%, 03/01/28	120	116,723
3.55%, 08/15/29	251	240,627
4.00%, 11/15/28	175	171,511
4.75%, 02/15/26	220	220,593
4.80%, 02/15/33	105	105,074
4.85%, 02/08/27	95	95,795
4.90%, 02/15/31(a)	115	116,687
5.00%, 02/15/34	135	135,472
Target Corp.
1.95%, 01/15/27	290	276,228
2.35%, 02/15/30	206	185,238
2.50%, 04/15/26	208	203,405
2.65%, 09/15/30	137	123,859
3.38%, 04/15/29	254	243,382
4.40%, 01/15/33	150	146,694
4.50%, 09/15/32	165	162,634
4.50%, 09/15/34	140	136,399
6.35%, 11/01/32	75	83,702
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	10	8,985
1.60%, 05/15/31	65	54,194
2.25%, 09/15/26	260	250,557
3.88%, 04/15/30	210	203,112
Tractor Supply Co.
1.75%, 11/01/30	180	152,112
5.25%, 05/15/33	140	142,351
Security	Par (000)	Value
Retail (continued)
Walmart Inc.
2.38%, 09/24/29	$52	$48,002
3.05%, 07/08/26	200	196,180
3.25%, 07/08/29	175	168,718
3.70%, 06/26/28(a)	335	330,081
3.90%, 04/15/28	175	173,346
4.00%, 04/15/26	205	204,237
4.00%, 04/15/30	120	118,990
4.10%, 04/15/33	340	331,501
4.15%, 09/09/32	285	280,913
5.88%, 04/05/27	20	20,774
7.55%, 02/15/30	125	144,539
		24,860,854
Semiconductors — 0.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32	80	75,836
Analog Devices Inc.
1.70%, 10/01/28	210	190,118
2.10%, 10/01/31	250	213,342
3.45%, 06/15/27	95	92,770
3.50%, 12/05/26	240	235,814
5.05%, 04/01/34	105	106,978
Applied Materials Inc.
1.75%, 06/01/30	244	210,990
3.30%, 04/01/27	247	241,157
4.80%, 06/15/29	85	86,227
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	135	130,478
3.88%, 01/15/27	626	616,853
Broadcom Inc.
1.95%, 02/15/28(b)	175	161,059
2.45%, 02/15/31(b)	520	453,864
2.60%, 02/15/33(b)	250	209,694
3.42%, 04/15/33(b)	540	480,773
3.46%, 09/15/26	160	156,828
3.47%, 04/15/34(b)	735	648,792
4.00%, 04/15/29(b)	201	194,868
4.11%, 09/15/28	255	250,716
4.15%, 02/15/28	170	167,692
4.15%, 11/15/30	450	435,648
4.15%, 04/15/32(b)	150	142,497
4.30%, 11/15/32	505	484,352
4.35%, 02/15/30	240	235,737
4.75%, 04/15/29	391	391,424
4.80%, 10/15/34	360	352,584
5.00%, 04/15/30	166	167,984
5.05%, 07/12/27	245	247,557
5.05%, 07/12/29	485	490,808
5.15%, 11/15/31	240	244,232
Series ., 4.55%, 02/15/32	205	200,718
Intel Corp.
1.60%, 08/12/28	185	164,863
2.00%, 08/12/31	285	236,080
2.45%, 11/15/29	456	407,594
2.60%, 05/19/26	240	232,867
3.15%, 05/11/27	209	201,489
3.75%, 03/25/27	271	265,008
3.75%, 08/05/27	235	229,173
3.90%, 03/25/30	349	332,531
4.00%, 08/05/29	165	159,418
4.00%, 12/15/32	95	88,282
4.15%, 08/05/32	270	254,064

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.88%, 02/10/26	$325	$325,446
4.88%, 02/10/28	390	390,785
5.00%, 02/21/31	50	50,172
5.13%, 02/10/30	260	263,317
5.15%, 02/21/34(a)	165	164,380
5.20%, 02/10/33	570	570,674
KLA Corp.
4.10%, 03/15/29	239	235,624
4.65%, 07/15/32	200	199,969
4.70%, 02/01/34	100	99,346
Lam Research Corp.
1.90%, 06/15/30	200	173,546
3.75%, 03/15/26	132	130,702
4.00%, 03/15/29	225	221,033
Marvell Technology Inc.
1.65%, 04/15/26	55	52,635
2.45%, 04/15/28	210	194,540
2.95%, 04/15/31	195	173,843
4.88%, 06/22/28	80	80,029
5.75%, 02/15/29	110	113,686
5.95%, 09/15/33	95	100,342
Microchip Technology Inc., 5.05%, 03/15/29	235	236,498
Micron Technology Inc.
2.70%, 04/15/32	220	188,114
4.19%, 02/15/27	218	215,454
4.66%, 02/15/30	195	192,942
4.98%, 02/06/26	173	173,200
5.30%, 01/15/31	125	126,880
5.33%, 02/06/29	155	157,639
5.38%, 04/15/28	150	152,968
5.88%, 02/09/33	275	287,647
5.88%, 09/15/33	70	73,327
6.75%, 11/01/29	250	269,572
NVIDIA Corp.
1.55%, 06/15/28	245	223,633
2.00%, 06/15/31	335	289,634
2.85%, 04/01/30	269	249,400
3.20%, 09/16/26	260	255,062
NXP BV/NXP Funding LLC
5.35%, 03/01/26	135	135,708
5.55%, 12/01/28	103	105,798
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	200	172,765
2.65%, 02/15/32	210	180,121
3.15%, 05/01/27	75	72,280
3.40%, 05/01/30	245	227,222
3.88%, 06/18/26	150	148,105
4.30%, 06/18/29	230	225,358
4.40%, 06/01/27	90	89,550
5.00%, 01/15/33	180	178,707
Qorvo Inc., 4.38%, 10/15/29	165	155,841
Qualcomm Inc.
1.30%, 05/20/28	193	173,931
1.65%, 05/20/32	250	202,684
2.15%, 05/20/30	235	207,673
3.25%, 05/20/27	463	450,759
4.25%, 05/20/32	65	63,240
5.40%, 05/20/33	160	167,712
Skyworks Solutions Inc.
1.80%, 06/01/26	100	95,604
3.00%, 06/01/31	125	108,959
Security	Par (000)	Value
Semiconductors (continued)
Texas Instruments Inc.
1.13%, 09/15/26(a)	$140	$132,249
1.75%, 05/04/30	150	130,037
1.90%, 09/15/31	145	123,839
2.25%, 09/04/29	235	213,428
2.90%, 11/03/27	121	116,471
3.65%, 08/16/32	55	51,609
4.60%, 02/08/27	160	160,960
4.60%, 02/15/28	180	181,540
4.60%, 02/08/29	90	90,715
4.85%, 02/08/34	125	126,522
4.90%, 03/14/33	205	208,750
TSMC Arizona Corp.
1.75%, 10/25/26	255	241,552
2.50%, 10/25/31	280	244,341
3.88%, 04/22/27	225	221,254
4.13%, 04/22/29	25	24,610
4.25%, 04/22/32	220	215,239
Xilinx Inc., 2.38%, 06/01/30	232	207,308
		23,374,239
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	40	36,160
3.48%, 12/01/27	225	216,433
4.20%, 05/01/30	160	152,883
5.35%, 01/15/30	100	100,947
5.75%, 01/15/35	100	102,065
		608,488
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	205	195,905
2.30%, 02/01/30	352	316,988
4.80%, 04/04/29	195	198,121
4.85%, 04/04/27	110	111,331
4.95%, 04/04/34	125	127,417
AppLovin Corp.
5.13%, 12/01/29	200	201,423
5.38%, 12/01/31	65	65,708
5.50%, 12/01/34	135	136,599
Atlassian Corp.
5.25%, 05/15/29	75	76,498
5.50%, 05/15/34	105	107,529
Autodesk Inc.
2.40%, 12/15/31	225	192,979
2.85%, 01/15/30	128	117,128
3.50%, 06/15/27	155	150,952
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	255	221,756
2.90%, 12/01/29	147	134,555
3.40%, 06/27/26	97	95,075
Cadence Design Systems Inc.
4.20%, 09/10/27	50	49,704
4.30%, 09/10/29	125	123,595
4.70%, 09/10/34	165	162,267
Concentrix Corp.
6.60%, 08/02/28(a)	148	151,424
6.65%, 08/02/26	175	178,462
6.85%, 08/02/33(a)	77	79,110

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31	$175	$147,885
4.80%, 03/01/26	124	124,271
Fidelity National Information Services Inc.
1.15%, 03/01/26	255	243,992
1.65%, 03/01/28	225	204,564
2.25%, 03/01/31	20	17,250
3.75%, 05/21/29(a)	20	19,181
5.10%, 07/15/32	168	170,232
Fiserv Inc.
2.25%, 06/01/27	251	237,197
2.65%, 06/01/30	197	176,349
3.20%, 07/01/26	425	415,390
3.50%, 07/01/29	629	597,244
4.20%, 10/01/28	265	260,577
4.75%, 03/15/30	160	159,857
5.15%, 03/15/27	145	146,775
5.15%, 08/12/34	170	170,508
5.35%, 03/15/31	130	134,095
5.38%, 08/21/28	160	163,596
5.45%, 03/02/28	155	158,676
5.45%, 03/15/34	160	163,973
5.60%, 03/02/33	260	269,669
5.63%, 08/21/33	240	249,155
Intuit Inc.
1.35%, 07/15/27	123	113,919
1.65%, 07/15/30	160	136,861
5.13%, 09/15/28	160	163,891
5.20%, 09/15/33	280	287,434
5.25%, 09/15/26	230	232,938
Microsoft Corp.
1.35%, 09/15/30	160	137,007
2.40%, 08/08/26	814	788,670
3.30%, 02/06/27	863	846,736
3.40%, 09/15/26	166	163,543
3.40%, 06/15/27	65	63,799
Oracle Corp.
1.65%, 03/25/26	605	581,972
2.30%, 03/25/28	470	437,656
2.65%, 07/15/26	655	635,652
2.80%, 04/01/27	501	482,025
2.88%, 03/25/31	655	585,033
2.95%, 04/01/30	730	667,734
3.25%, 11/15/27	603	582,599
3.25%, 05/15/30	130	120,686
4.20%, 09/27/29	360	352,570
4.30%, 07/08/34	435	411,017
4.50%, 05/06/28	205	204,735
4.65%, 05/06/30	175	174,956
4.70%, 09/27/34	565	551,435
4.90%, 02/06/33	330	329,210
6.15%, 11/09/29	285	302,767
6.25%, 11/09/32	530	574,478
Roper Technologies Inc.
1.40%, 09/15/27	180	165,687
1.75%, 02/15/31	265	221,241
2.00%, 06/30/30	90	77,835
2.95%, 09/15/29	176	162,660
3.80%, 12/15/26	160	157,707
3.85%, 12/15/25	80	79,258
4.20%, 09/15/28	215	212,307
Security	Par (000)	Value
Software (continued)
4.50%, 10/15/29	$85	$84,385
4.75%, 02/15/32	110	109,153
4.90%, 10/15/34	160	157,519
Salesforce Inc.
1.50%, 07/15/28(a)	250	226,472
1.95%, 07/15/31	310	264,511
3.70%, 04/11/28	322	315,921
ServiceNow Inc., 1.40%, 09/01/30	398	335,045
Take-Two Interactive Software Inc.
3.70%, 04/14/27	140	137,052
4.00%, 04/14/32	105	99,172
4.95%, 03/28/28	175	176,643
5.00%, 03/28/26	225	225,858
5.40%, 06/12/29	75	76,710
5.60%, 06/12/34	65	67,174
VMware LLC
1.40%, 08/15/26	250	236,230
1.80%, 08/15/28	185	167,204
2.20%, 08/15/31	280	235,581
3.90%, 08/21/27	289	283,206
4.65%, 05/15/27	123	122,964
4.70%, 05/15/30	175	173,196
Workday Inc.
3.50%, 04/01/27	165	161,377
3.70%, 04/01/29	140	134,934
3.80%, 04/01/32	280	259,995
		22,481,282
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	265	239,967
3.63%, 04/22/29	95	90,416
4.70%, 07/21/32	200	196,315
AT&T Inc.
1.65%, 02/01/28	510	465,880
1.70%, 03/25/26	640	616,121
2.25%, 02/01/32	565	476,341
2.30%, 06/01/27	545	515,676
2.55%, 12/01/33	805	664,431
2.75%, 06/01/31	649	576,140
2.95%, 07/15/26	70	68,270
3.80%, 02/15/27	187	183,958
3.88%, 01/15/26	100	99,070
4.10%, 02/15/28	330	325,363
4.25%, 03/01/27	331	328,886
4.30%, 02/15/30	683	670,102
4.35%, 03/01/29	646	639,920
5.40%, 02/15/34	545	560,734
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	130	129,093
5.20%, 02/15/34	145	145,021
Series US-5, 2.15%, 02/15/32	125	103,595
British Telecommunications PLC, 9.63%, 12/15/30	575	708,229
Cisco Systems Inc.
2.50%, 09/20/26	345	334,727
2.95%, 02/28/26	197	193,597
4.80%, 02/26/27	390	393,947
4.85%, 02/26/29	475	483,220
4.90%, 02/26/26	215	216,380
4.95%, 02/26/31	405	412,905
5.05%, 02/26/34(a)	555	566,412

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	$767	$904,617
9.25%, 06/01/32	130	164,925
Juniper Networks Inc.
2.00%, 12/10/30	105	88,398
3.75%, 08/15/29	130	124,018
Koninklijke KPN NV, 8.38%, 10/01/30	135	158,406
Motorola Solutions Inc.
2.30%, 11/15/30	200	173,336
2.75%, 05/24/31	215	189,458
4.60%, 02/23/28	205	205,108
4.60%, 05/23/29	173	172,299
5.00%, 04/15/29	85	85,849
5.40%, 04/15/34	145	148,158
5.60%, 06/01/32	150	156,343
Nokia OYJ, 4.38%, 06/12/27	120	117,806
Orange SA, 9.00%, 03/01/31	490	594,615
Rogers Communications Inc.
2.90%, 11/15/26	160	154,397
3.20%, 03/15/27	220	212,768
3.80%, 03/15/32	440	404,617
5.00%, 02/15/29	190	191,107
5.30%, 02/15/34	280	280,516
Sprint Capital Corp.
6.88%, 11/15/28	520	558,920
8.75%, 03/15/32	435	529,823
Sprint LLC, 7.63%, 03/01/26	160	164,172
Telefonica Emisiones SA, 4.10%, 03/08/27	291	287,377
Telefonica Europe BV, 8.25%, 09/15/30	270	312,364
TELUS Corp.
2.80%, 02/16/27	155	148,691
3.40%, 05/13/32	235	211,916
3.70%, 09/15/27	80	77,783
T-Mobile USA Inc.
1.50%, 02/15/26	245	235,793
2.05%, 02/15/28	405	374,105
2.25%, 02/15/26	420	407,801
2.25%, 11/15/31	190	160,818
2.40%, 03/15/29	90	81,805
2.55%, 02/15/31	570	498,851
2.63%, 04/15/26	302	293,788
2.63%, 02/15/29	232	213,260
2.70%, 03/15/32	205	177,335
2.88%, 02/15/31	225	200,776
3.38%, 04/15/29	535	505,781
3.50%, 04/15/31	565	522,322
3.75%, 04/15/27	817	800,725
3.88%, 04/15/30	1,493	1,426,867
4.20%, 10/01/29	145	142,032
4.70%, 01/15/35	225	218,622
4.75%, 02/01/28	315	314,359
4.80%, 07/15/28	215	215,767
4.85%, 01/15/29	240	241,650
4.95%, 03/15/28	225	226,932
5.05%, 07/15/33	550	552,225
5.15%, 04/15/34	305	307,928
5.20%, 01/15/33	275	278,505
5.38%, 04/15/27	115	115,486
5.75%, 01/15/34	220	231,055
Verizon Communications Inc.
1.50%, 09/18/30	220	184,760
Security	Par (000)	Value
Telecommunications (continued)
1.68%, 10/30/30	$270	$227,045
1.75%, 01/20/31	487	407,800
2.10%, 03/22/28	452	417,162
2.36%, 03/15/32	958	809,158
2.55%, 03/21/31	800	700,827
2.63%, 08/15/26	451	438,699
3.00%, 03/22/27	137	132,501
3.15%, 03/22/30	358	331,617
3.88%, 02/08/29	230	224,036
4.02%, 12/03/29	881	855,429
4.13%, 03/16/27	663	657,179
4.33%, 09/21/28	805	797,642
4.40%, 11/01/34	200	190,918
4.50%, 08/10/33	415	401,530
5.05%, 05/09/33	235	238,212
6.40%, 09/15/33	80	88,480
7.75%, 12/01/30	145	167,434
Vodafone Group PLC
4.38%, 05/30/28	161	161,185
6.25%, 11/30/32	75	81,958
7.88%, 02/15/30	70	80,196
		33,560,859
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	95	92,231
3.55%, 11/19/26	150	146,771
3.90%, 11/19/29	165	156,962
6.05%, 05/14/34	90	92,841
		488,805
Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	141	137,272
7.00%, 12/15/25	100	102,517
Canadian National Railway Co.
2.75%, 03/01/26	110	107,613
3.85%, 08/05/32	235	222,625
4.38%, 09/18/34	120	115,956
5.85%, 11/01/33	60	64,588
6.25%, 08/01/34	110	122,246
6.90%, 07/15/28	70	75,713
Canadian Pacific Railway Co.
1.75%, 12/02/26	300	283,557
2.05%, 03/05/30	130	114,279
2.45%, 12/02/31	295	257,076
2.88%, 11/15/29	95	87,481
4.00%, 06/01/28	127	124,664
7.13%, 10/15/31	80	90,687
CH Robinson Worldwide Inc., 4.20%, 04/15/28	130	127,972
CSX Corp.
2.40%, 02/15/30	120	107,631
2.60%, 11/01/26	225	217,468
3.25%, 06/01/27	200	194,451
3.80%, 03/01/28	210	205,697
4.10%, 11/15/32	245	234,961
4.25%, 03/15/29	205	203,150
5.20%, 11/15/33	115	118,327
FedEx Corp.
2.40%, 05/15/31	130	112,987
3.10%, 08/05/29	235	220,337
3.25%, 04/01/26	175	171,991

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.40%, 02/15/28	$133	$128,547
4.20%, 10/17/28	15	14,816
4.25%, 05/15/30	215	211,965
4.90%, 01/15/34	70	70,190
JB Hunt Transport Services Inc., 3.88%, 03/01/26	235	232,835
Kirby Corp., 4.20%, 03/01/28	141	138,005
Norfolk Southern Corp.
2.30%, 05/15/31	140	121,977
2.55%, 11/01/29	84	76,386
2.90%, 06/15/26	194	189,271
3.00%, 03/15/32	105	93,641
3.15%, 06/01/27	125	121,146
3.80%, 08/01/28	175	171,038
4.45%, 03/01/33	120	117,101
5.05%, 08/01/30	125	127,638
5.55%, 03/15/34	90	94,021
7.80%, 05/15/27	80	85,995
Ryder System Inc.
1.75%, 09/01/26	75	71,119
2.85%, 03/01/27	70	67,190
2.90%, 12/01/26	152	146,662
4.30%, 06/15/27	85	84,209
4.90%, 12/01/29	40	40,115
4.95%, 09/01/29	45	45,302
5.25%, 06/01/28	165	167,765
5.30%, 03/15/27	55	55,823
5.38%, 03/15/29	105	107,381
5.50%, 06/01/29	60	61,671
5.65%, 03/01/28	110	113,309
6.30%, 12/01/28	110	116,479
6.60%, 12/01/33	135	148,999
Union Pacific Corp.
2.15%, 02/05/27	200	190,735
2.38%, 05/20/31	220	193,237
2.40%, 02/05/30	207	186,277
2.75%, 03/01/26	130	127,163
2.80%, 02/14/32	287	255,316
3.00%, 04/15/27(a)	120	116,138
3.70%, 03/01/29	231	223,871
3.95%, 09/10/28	239	235,176
4.50%, 01/20/33	205	202,520
4.75%, 02/21/26	170	170,387
6.63%, 02/01/29	80	86,664
United Parcel Service Inc.
2.40%, 11/15/26	161	155,177
2.50%, 09/01/29	97	89,035
3.05%, 11/15/27	225	217,112
3.40%, 03/15/29	174	167,206
4.45%, 04/01/30	178	177,805
4.88%, 03/03/33	225	227,210
5.15%, 05/22/34	205	210,009
Walmart Inc.
1.05%, 09/17/26	290	273,992
1.50%, 09/22/28	292	264,585
1.80%, 09/22/31	400	341,237
3.95%, 09/09/27	244	242,409
		11,395,103
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	90	74,575
3.25%, 09/15/26	97	94,521
Security	Par (000)	Value
Trucking & Leasing (continued)
3.50%, 03/15/28	$47	$45,100
3.50%, 06/01/32	85	76,469
3.85%, 03/30/27	97	94,978
4.00%, 06/30/30	115	110,159
4.55%, 11/07/28	95	94,417
4.70%, 04/01/29	163	162,725
4.90%, 03/15/33	80	78,637
5.40%, 03/15/27	70	70,982
5.45%, 09/15/33	115	117,983
6.05%, 03/15/34	140	149,294
6.90%, 05/01/34	85	95,584
		1,265,424
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	95	90,302
3.38%, 01/20/27(a)	75	71,559
		161,861
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	142,548
2.80%, 05/01/30	177	160,820
2.95%, 09/01/27	174	166,753
3.45%, 06/01/29	142	135,036
3.75%, 09/01/28	197	191,297
4.45%, 06/01/32	165	161,647
5.15%, 03/01/34	110	111,854
Essential Utilities Inc.
2.40%, 05/01/31	115	99,440
2.70%, 04/15/30	146	131,447
3.57%, 05/01/29	132	125,564
4.80%, 08/15/27	100	100,286
5.38%, 01/15/34	75	76,204
United Utilities PLC, 6.88%, 08/15/28	55	58,817
		1,661,713
Total Corporate Bonds & Notes — 30.3% (Cost: $1,024,141,961)		1,008,746,602
Foreign Government Obligations(f)
Canada — 0.5%
Canada Government International Bond
0.75%, 05/19/26	445	422,988
3.75%, 04/26/28	910	899,081
4.63%, 04/30/29	700	714,458
Export Development Canada
3.00%, 05/25/27	240	233,273
3.75%, 09/07/27	400	395,578
3.88%, 02/14/28	635	628,987
4.13%, 02/13/29	725	724,540
4.38%, 06/29/26	20	20,011
4.75%, 06/05/34	200	207,299
Hydro-Quebec, Series HH, 8.50%, 12/01/29	100	115,531
Province of Alberta Canada
1.30%, 07/22/30	260	220,460
3.30%, 03/15/28	340	329,678
4.50%, 06/26/29	300	302,690
4.50%, 01/24/34	260	259,244
Province of British Columbia Canada
0.90%, 07/20/26	500	473,014
1.30%, 01/29/31	130	108,637

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.25%, 06/02/26	$175	$169,621
4.20%, 07/06/33	485	474,503
4.75%, 06/12/34	450	456,972
4.80%, 11/15/28	400	407,221
4.90%, 04/24/29	550	563,369
Province of Manitoba Canada
1.50%, 10/25/28	200	180,140
2.13%, 06/22/26	120	115,855
4.30%, 07/27/33	250	245,600
4.90%, 05/31/34	200	205,339
Province of New Brunswick Canada, 3.63%, 02/24/28	135	131,501
Province of Ontario Canada
0.63%, 01/21/26	397	380,226
1.05%, 04/14/26	120	114,687
1.05%, 05/21/27	240	222,013
1.13%, 10/07/30	565	471,615
1.60%, 02/25/31	205	174,195
1.80%, 10/14/31	165	139,722
2.00%, 10/02/29	160	144,201
2.13%, 01/21/32	350	301,329
2.30%, 06/15/26	20	19,382
2.50%, 04/27/26	555	540,600
3.10%, 05/19/27	425	413,336
3.70%, 09/17/29	500	487,673
4.20%, 01/18/29	655	653,153
5.05%, 04/24/34	350	363,549
Province of Quebec Canada
1.35%, 05/28/30	135	115,371
1.90%, 04/21/31	100	86,248
2.50%, 04/20/26	550	535,828
2.75%, 04/12/27	325	313,818
3.63%, 04/13/28	700	685,483
4.25%, 09/05/34	430	420,062
4.50%, 04/03/29	860	867,210
4.50%, 09/08/33	305	305,174
Series PD, 7.50%, 09/15/29	317	359,731
		17,120,196
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	390	341,104
2.55%, 01/27/32	360	310,511
2.55%, 07/27/33	530	440,737
2.75%, 01/31/27	490	469,431
3.13%, 01/21/26	230	225,434
3.24%, 02/06/28	470	449,196
3.50%, 01/31/34	335	298,318
4.85%, 01/22/29	415	416,168
		2,950,899
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	55	45,816
2.15%, 07/28/31	300	251,503
2.85%, 02/14/30	450	408,409
3.40%, 09/18/29	40	37,616
3.50%, 01/11/28	90	86,585
3.55%, 03/31/32	285	259,844
3.85%, 10/15/30	325	307,696
4.10%, 04/24/28	345	337,525
4.15%, 09/20/27	345	338,828
Security	Par (000)	Value
Indonesia (continued)
4.55%, 01/11/28	$240	$238,476
4.65%, 09/20/32	395	384,960
4.70%, 02/10/34	80	77,925
4.75%, 02/11/29	350	349,172
4.75%, 09/10/34	200	195,128
4.85%, 01/11/33	290	286,151
		3,605,634
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	420	368,511
2.88%, 03/16/26	230	224,251
3.25%, 01/17/28	40	38,197
4.50%, 01/17/33	450	423,081
5.38%, 03/12/29	495	500,797
5.50%, 03/12/34(a)	660	660,393
State of Israel, 2.50%, 01/15/30	250	219,477
		2,434,707
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	815	781,558
2.88%, 10/17/29	410	374,891
		1,156,449
Japan — 0.2%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	278,873
1.88%, 07/21/26	260	249,505
1.88%, 04/15/31	605	520,795
2.00%, 10/17/29	215	193,039
2.13%, 02/16/29	325	297,431
2.25%, 11/04/26	365	350,364
2.38%, 04/20/26	285	276,829
2.75%, 01/21/26	210	205,674
2.75%, 11/16/27	345	329,642
2.88%, 06/01/27	305	294,122
2.88%, 07/21/27	250	240,619
3.25%, 07/20/28	200	192,663
3.50%, 10/31/28	205	198,796
4.25%, 01/26/26	500	498,113
4.25%, 04/27/26	535	533,048
4.38%, 10/05/27	200	200,097
4.38%, 01/24/31	250	249,849
4.63%, 07/22/27	410	412,474
4.63%, 07/19/28	390	393,589
4.63%, 04/17/34	215	218,184
4.88%, 10/18/28	45	45,866
Japan International Cooperation Agency
1.00%, 07/22/30	200	165,915
2.75%, 04/27/27	250	240,350
3.25%, 05/25/27	200	194,198
3.38%, 06/12/28	210	202,885
4.00%, 05/23/28	100	98,685
4.75%, 05/21/29	210	213,225
		7,294,830
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31	795	662,542
3.25%, 04/16/30	460	409,812
3.50%, 02/12/34	655	538,679
3.75%, 01/11/28	420	403,385
4.13%, 01/21/26	470	465,867

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
4.15%, 03/28/27	$507	$498,196
4.50%, 04/22/29	690	667,212
4.75%, 04/27/32	570	532,258
4.88%, 05/19/33	500	462,453
5.00%, 05/07/29	240	235,542
5.40%, 02/09/28	260	260,504
6.75%, 09/27/34	335	350,460
7.50%, 04/08/33	185	205,813
8.30%, 08/15/31	172	203,108
11.50%, 05/15/26	80	88,215
		5,984,046
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	540	398,825
3.16%, 01/23/30	355	306,820
3.30%, 01/19/33	225	179,230
3.88%, 03/17/28	200	188,125
7.13%, 01/29/26	255	259,738
7.50%, 03/01/31	230	242,828
8.88%, 09/30/27	200	217,341
9.38%, 04/01/29	150	169,357
		1,962,264
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32	250	194,311
2.78%, 01/23/31	715	622,603
2.84%, 06/20/30	150	133,663
3.00%, 01/15/34(a)	485	402,456
4.13%, 08/25/27	200	195,697
8.75%, 11/21/33	470	573,641
		2,122,371
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	5	5,416
Philippine Government International Bond
1.65%, 06/10/31	380	312,051
1.95%, 01/06/32	260	213,620
2.46%, 05/05/30	300	265,866
3.00%, 02/01/28	505	478,171
3.23%, 03/29/27	90	87,042
3.56%, 09/29/32	35	31,751
3.75%, 01/14/29	350	336,184
4.38%, 03/05/30	35	34,290
4.63%, 07/17/28	215	213,464
5.00%, 07/17/33	395	395,621
5.17%, 10/13/27	65	65,675
5.25%, 05/14/34	75	76,194
5.50%, 03/30/26	417	420,835
5.61%, 04/13/33	275	286,302
6.38%, 01/15/32	200	216,755
6.38%, 10/23/34	400	440,930
7.75%, 01/14/31	180	207,279
9.50%, 02/02/30	542	656,462
		4,743,908
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	517	507,763
4.63%, 03/18/29	225	224,077
4.88%, 10/04/33	580	571,841
5.13%, 09/18/34	610	605,912
Security	Par (000)	Value
Poland (continued)
5.50%, 11/16/27	$670	$685,674
5.75%, 11/16/32	385	401,331
		2,996,598
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	179,430
1.38%, 02/09/31	550	455,049
1.63%, 01/18/27	215	202,942
2.13%, 01/18/32	35	29,684
2.38%, 04/21/27	170	162,381
2.63%, 05/26/26	215	208,954
3.25%, 08/12/26	235	229,973
4.25%, 09/15/27	235	234,196
4.50%, 01/11/29	200	200,424
4.50%, 09/15/32	200	198,023
4.63%, 01/11/34	200	199,299
5.00%, 01/11/28	160	162,512
5.13%, 09/18/28	295	301,464
5.13%, 01/11/33	390	401,789
Korea Development Bank (The)
1.38%, 04/25/27	50	46,631
4.25%, 09/08/32	200	194,566
4.38%, 02/15/33	320	313,553
4.50%, 02/15/29	270	270,599
4.63%, 02/15/27	400	402,199
5.38%, 10/23/28	180	185,736
5.63%, 10/23/33	325	347,322
Korea International Bond
1.00%, 09/16/30	35	29,155
2.50%, 06/19/29	235	218,528
2.75%, 01/19/27	320	310,274
3.50%, 09/20/28	210	204,276
4.50%, 07/03/29	250	253,239
		5,942,198
Supranational — 2.1%
African Development Bank
0.88%, 03/23/26	497	475,028
0.88%, 07/22/26	455	430,630
3.50%, 09/18/29	500	486,042
4.38%, 11/03/27	645	648,494
4.38%, 03/14/28	455	457,623
4.63%, 01/04/27	550	554,566
Asian Development Bank
0.50%, 02/04/26	1,075	1,028,363
0.75%, 10/08/30	200	164,834
1.00%, 04/14/26	1,220	1,166,876
1.25%, 06/09/28	330	298,812
1.50%, 01/20/27	900	851,122
1.50%, 03/04/31	445	379,631
1.75%, 08/14/26	105	100,715
1.75%, 09/19/29	403	361,504
1.88%, 03/15/29	155	141,415
1.88%, 01/24/30	462	413,574
2.00%, 04/24/26	395	382,751
2.38%, 08/10/27	30	28,638
2.50%, 11/02/27	354	337,876
2.63%, 01/12/27	320	309,996
2.75%, 01/19/28	430	412,222
3.13%, 08/20/27	1,140	1,109,654
3.13%, 09/26/28	210	202,552

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.13%, 04/27/32	$192	$178,867
3.63%, 08/28/29	840	821,378
3.75%, 04/25/28	855	843,696
3.88%, 09/28/32	210	205,157
3.88%, 06/14/33	530	516,029
4.00%, 01/12/33	480	472,155
4.13%, 01/12/27	215	214,731
4.13%, 01/12/34	530	524,639
4.25%, 01/09/26	210	209,763
4.38%, 03/06/29	890	898,550
4.50%, 08/25/28	525	530,806
4.88%, 05/21/26(a)	965	973,103
5.82%, 06/16/28	155	162,598
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	330	315,679
3.75%, 09/14/27	130	128,514
4.00%, 01/18/28	180	179,105
4.25%, 03/13/34	365	364,156
4.88%, 09/14/26	105	106,108
Corp. Andina de Fomento
4.13%, 01/07/28	290	286,989
5.00%, 01/24/29	335	340,392
6.00%, 04/26/27	385	397,692
Council of Europe Development Bank
3.75%, 05/25/26	10	9,916
4.13%, 01/24/29	285	284,584
4.63%, 06/11/27	40	40,441
European Bank for Reconstruction & Development
0.50%, 01/28/26	35	33,447
4.13%, 01/25/29	800	798,980
4.25%, 03/13/34	330	329,060
4.38%, 03/09/28	265	266,591
European Investment Bank
0.38%, 12/15/25	195	187,111
0.38%, 03/26/26	1,019	968,226
0.63%, 10/21/27	175	158,371
0.75%, 10/26/26	555	520,113
0.75%, 09/23/30	185	152,848
0.88%, 05/17/30	365	307,128
1.25%, 02/14/31	965	812,826
1.38%, 03/15/27	1,135	1,066,800
1.63%, 10/09/29	170	151,524
1.63%, 05/13/31	60	51,441
1.75%, 03/15/29	670	607,918
2.13%, 04/13/26	275	267,179
2.38%, 05/24/27	534	511,839
3.25%, 11/15/27	500	487,629
3.63%, 07/15/30	740	720,482
3.75%, 11/15/29	1,000	982,145
3.75%, 02/14/33	1,175	1,138,429
3.88%, 03/15/28	1,320	1,308,558
4.00%, 02/15/29	1,000	994,780
4.13%, 02/13/34	960	949,409
4.38%, 03/19/27	905	909,114
4.38%, 10/10/31	1,000	1,010,154
4.50%, 10/16/28	995	1,006,797
4.75%, 06/15/29	1,055	1,081,617
Inter-American Development Bank
0.63%, 09/16/27	250	226,890
0.88%, 04/20/26	915	873,219
1.13%, 07/20/28	735	660,327
Security	Par (000)	Value
Supranational (continued)
1.13%, 01/13/31	$915	$765,019
1.50%, 01/13/27	665	629,060
2.00%, 06/02/26	455	439,874
2.00%, 07/23/26	329	317,250
2.25%, 06/18/29	668	616,444
2.38%, 07/07/27	631	603,115
3.13%, 09/18/28	640	616,791
3.50%, 09/14/29	695	675,953
3.50%, 04/12/33	560	530,538
3.63%, 09/17/31	415	400,886
4.00%, 01/12/28	750	746,069
4.13%, 02/15/29	940	940,040
4.38%, 02/01/27	370	371,313
4.38%, 07/17/34	550	553,694
4.50%, 05/15/26	425	426,190
4.50%, 09/13/33	500	508,502
Inter-American Investment Corp.
3.63%, 02/17/27	110	108,561
4.13%, 02/15/28	10	9,963
4.25%, 02/14/29	140	140,102
4.75%, 09/19/28	90	91,489
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,155	1,045,740
0.75%, 08/26/30	830	686,400
0.88%, 07/15/26	65	61,597
0.88%, 05/14/30	1,265	1,064,443
1.13%, 09/13/28	1,150	1,028,577
1.25%, 02/10/31	973	818,705
1.38%, 04/20/28	1,160	1,058,749
1.63%, 11/03/31	1,235	1,045,732
1.75%, 10/23/29	799	715,544
1.88%, 10/27/26	320	306,290
2.50%, 11/22/27	530	505,570
2.50%, 03/29/32	310	276,902
3.13%, 06/15/27	860	838,812
3.50%, 07/12/28	1,180	1,153,948
3.63%, 09/21/29	635	621,022
3.88%, 10/16/29	245	242,086
3.88%, 02/14/30	1,245	1,228,913
3.88%, 08/28/34	955	924,885
4.00%, 08/27/26	770	767,068
4.00%, 07/25/30	780	773,617
4.00%, 01/10/31	1,240	1,227,064
4.50%, 04/10/31	810	823,401
4.63%, 08/01/28	875	888,458
4.75%, 04/10/26	630	633,506
4.75%, 11/14/33	850	880,786
Series GDIF, 4.75%, 07/30/29	25	24,948
Series GDIF, 5.17%, 04/24/29	25	25,293
Series GDIF, 5.75%, 05/02/34	25	25,305
International Finance Corp.
0.75%, 10/08/26	295	276,738
0.75%, 08/27/30	60	49,651
2.13%, 04/07/26	24	23,307
4.25%, 07/02/29	395	397,102
4.38%, 01/15/27	150	150,479
4.50%, 07/13/28	370	374,299
Nordic Investment Bank
3.38%, 09/08/27	77	75,344
4.25%, 02/28/29	120	120,407

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.38%, 03/14/28	$145	$145,741
		70,086,200
Sweden — 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	225	214,976
3.75%, 09/13/27	300	296,207
4.13%, 06/14/28	400	398,302
4.25%, 02/01/29	220	219,876
4.38%, 02/13/26	205	204,635
4.88%, 09/14/26	40	40,340
4.88%, 10/04/30	330	339,183
		1,713,519
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	455	452,105
4.38%, 01/23/31	548	535,499
5.75%, 10/28/34	220	230,382
		1,217,986
Total Foreign Government Obligations — 4.0% (Cost: $134,961,518)		131,331,805
Municipal Debt Obligations
California — 0.1%
California Earthquake Authority RB, 5.60%, 07/01/27	200	201,484
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32	40	38,896
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 4.66%, 10/01/27	120	120,719
State of California GO
1.70%, 02/01/28(a)	100	92,448
2.50%, 10/01/29	550	507,435
4.50%, 08/01/29	200	201,990
5.75%, 10/01/31	100	107,121
6.00%, 03/01/33(a)	20	21,912
University of California RB
Series BD, 3.35%, 07/01/29	190	182,572
Series BG, 0.88%, 05/15/25	240	236,036
Series BG, 1.32%, 05/15/27	195	181,332
Series BG, 1.61%, 05/15/30	250	216,193
		2,108,138
Florida — 0.0%
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	300	261,151
5.53%, 07/01/34	200	206,669
		467,820
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,591	1,598,098
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	60	59,461
5.08%, 06/01/31	176	178,123
		237,584
Security	Par (000)	Value
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	$250	$251,463
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	318,893
		570,356
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	319,179
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	163	165,934
Series B, 5.68%, 06/30/28 (NPFGC)	255	260,106
		426,040
Texas — 0.0%
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	610	617,803
Total Municipal Debt Obligations — 0.2% (Cost: $6,482,193)		6,345,018
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.9%
Federal Home Loan Banks
0.38%, 09/04/25	75	72,774
0.50%, 04/14/25	730	719,482
1.00%, 03/23/26	127	121,372
2.38%, 03/14/25	50	49,705
2.75%, 12/13/24	475	474,720
3.00%, 03/10/28	75	72,246
3.13%, 06/13/25	3,730	3,704,918
3.25%, 06/09/28	300	291,422
3.25%, 11/16/28(a)	2,470	2,397,590
4.13%, 01/15/27	50	49,980
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	1,000	974,877
0.38%, 09/23/25	975	943,935
1.50%, 02/12/25	4,938	4,908,860
6.25%, 07/15/32	500	566,678
6.75%, 09/15/29	50	55,719
6.75%, 03/15/31	1,075	1,225,192
Federal National Mortgage Association
0.38%, 08/25/25	21	20,400
0.50%, 06/17/25	2,287	2,238,774
0.63%, 04/22/25	270	266,009
0.75%, 10/08/27(a)	1,807	1,647,654
0.88%, 12/18/26	60	55,972
0.88%, 08/05/30(a)	2,550	2,134,196
1.63%, 01/07/25	950	947,176
1.88%, 09/24/26	2,591	2,489,152
2.13%, 04/24/26	25	24,319
6.03%, 10/08/27	320	335,921
6.25%, 05/15/29	1,285	1,397,788
6.63%, 11/15/30	1,075	1,213,463
7.13%, 01/15/30	25	28,426
7.25%, 05/15/30	170	195,569
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	50	48,638
		29,672,927

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations — 63.2%
U.S. Treasury Note/Bond
0.25%, 10/31/25	$9,950	$9,583,482
0.38%, 11/30/25	7,100	6,825,152
0.38%, 12/31/25	7,030	6,736,992
0.38%, 01/31/26	12,700	12,132,469
0.50%, 02/28/26	13,100	12,500,777
0.50%, 04/30/27	2,000	1,834,063
0.50%, 05/31/27	7,900	7,222,945
0.50%, 06/30/27	4,000	3,647,500
0.50%, 10/31/27	10,100	9,108,149
0.63%, 07/31/26	19,200	18,097,500
0.63%, 03/31/27	3,850	3,552,828
0.63%, 11/30/27	20,000	18,054,688
0.63%, 12/31/27	5,200	4,682,031
0.63%, 05/15/30	10,000	8,319,531
0.75%, 03/31/26	8,700	8,306,121
0.75%, 04/30/26	9,400	8,949,828
0.75%, 05/31/26	13,640	12,953,205
0.75%, 08/31/26	19,000	17,900,820
0.75%, 01/31/28	9,000	8,109,141
0.88%, 06/30/26	14,600	13,854,031
0.88%, 09/30/26	9,000	8,477,578
0.88%, 11/15/30	10,000	8,326,563
1.00%, 07/31/28	13,000	11,643,125
1.13%, 10/31/26	16,000	15,105,625
1.13%, 02/28/27	2,800	2,619,750
1.13%, 02/29/28	10,000	9,100,000
1.13%, 08/31/28	27,300	24,503,883
1.13%, 02/15/31	20,500	17,239,219
1.25%, 11/30/26	15,100	14,261,832
1.25%, 12/31/26	20,000	18,850,000
1.25%, 03/31/28	11,500	10,483,867
1.25%, 04/30/28	10,000	9,096,875
1.25%, 05/31/28	11,000	9,986,797
1.25%, 06/30/28	10,500	9,510,703
1.25%, 09/30/28	24,500	22,036,602
1.25%, 08/15/31	37,500	31,259,766
1.38%, 08/31/26	3,258	3,104,390
1.38%, 10/31/28	11,190	10,094,604
1.38%, 12/31/28	8,500	7,638,711
1.38%, 11/15/31	25,600	21,380,000
1.50%, 01/31/27	20,620	19,490,733
1.50%, 11/30/28	14,500	13,120,234
1.50%, 02/15/30	11,200	9,853,375
1.63%, 02/15/26	11,700	11,333,461
1.63%, 05/15/26	12,000	11,557,500
1.63%, 09/30/26	4,000	3,821,094
1.63%, 11/30/26	8,400	7,995,750
1.63%, 05/15/31	23,000	19,787,188
1.75%, 12/31/26	8,000	7,620,625
1.75%, 01/31/29	10,750	9,790,059
1.88%, 06/30/26	3,000	2,892,891
1.88%, 07/31/26	6,000	5,776,406
1.88%, 02/28/27	10,000	9,514,844
1.88%, 02/28/29	10,000	9,144,531
1.88%, 02/15/32	24,710	21,266,044
2.00%, 11/15/26	12,400	11,899,156
2.25%, 11/15/25	10,000	9,801,563
2.25%, 03/31/26	6,000	5,843,203
2.25%, 02/15/27	8,900	8,545,391
2.25%, 08/15/27	8,000	7,620,625
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 11/15/27	$12,710	$12,057,620
2.38%, 05/15/27	11,000	10,551,406
2.38%, 03/31/29	9,000	8,387,578
2.38%, 05/15/29	11,000	10,241,172
2.50%, 03/31/27	11,000	10,605,547
2.63%, 05/31/27	10,041	9,684,170
2.63%, 02/15/29	12,922	12,196,147
2.63%, 07/31/29	9,500	8,915,899
2.75%, 04/30/27	13,400	12,979,156
2.75%, 07/31/27	7,360	7,106,425
2.75%, 02/15/28	8,990	8,626,186
2.75%, 05/31/29	18,000	17,005,781
2.75%, 08/15/32	18,390	16,714,786
2.88%, 11/30/25	5,500	5,419,648
2.88%, 05/15/28	9,000	8,647,031
2.88%, 08/15/28	25,150	24,083,090
2.88%, 04/30/29	11,000	10,467,188
2.88%, 05/15/32	21,120	19,427,100
3.13%, 08/31/27	10,000	9,743,750
3.13%, 11/15/28	14,500	13,987,969
3.13%, 08/31/29	13,000	12,460,703
3.25%, 06/30/27	10,000	9,789,063
3.25%, 06/30/29	8,600	8,297,656
3.38%, 09/15/27	15,641	15,345,287
3.38%, 05/15/33	22,450	21,208,234
3.50%, 09/30/26	10,399	10,273,075
3.50%, 01/31/28	7,500	7,365,820
3.50%, 04/30/28	5,000	4,904,688
3.50%, 09/30/29	9,931	9,686,604
3.50%, 01/31/30	9,500	9,243,945
3.50%, 04/30/30	14,500	14,093,320
3.50%, 02/15/33	24,000	22,923,750
3.63%, 05/15/26	16,700	16,553,223
3.63%, 03/31/28	13,350	13,152,879
3.63%, 05/31/28	10,000	9,846,875
3.63%, 08/31/29	14,347	14,074,631
3.63%, 03/31/30	7,900	7,727,805
3.63%, 09/30/31	8,113	7,879,751
3.75%, 04/15/26	13,800	13,704,047
3.75%, 08/31/26	11,302	11,214,586
3.75%, 08/15/27	15,790	15,644,436
3.75%, 12/31/28	11,630	11,476,448
3.75%, 05/31/30	11,000	10,818,672
3.75%, 06/30/30	11,026	10,839,936
3.75%, 12/31/30	6,712	6,586,674
3.75%, 08/31/31	7,208	7,053,704
3.88%, 01/15/26	8,000	7,961,250
3.88%, 10/15/27	12,014	11,940,790
3.88%, 11/30/27	19,940	19,812,259
3.88%, 12/31/27	3,000	2,980,781
3.88%, 09/30/29	17,160	17,001,806
3.88%, 11/30/29	19,430	19,253,916
3.88%, 12/31/29	28,000	27,737,500
3.88%, 08/15/33	26,899	26,335,802
3.88%, 08/15/34	24,608	24,023,560
4.00%, 12/15/25	6,220	6,197,404
4.00%, 02/15/26	8,000	7,971,250
4.00%, 01/15/27	8,747	8,717,616
4.00%, 02/29/28	12,000	11,959,688
4.00%, 06/30/28	15,192	15,144,525
4.00%, 01/31/29	9,991	9,954,314

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 07/31/29	$11,314	$11,278,644
4.00%, 10/31/29	8,700	8,671,453
4.00%, 02/28/30	7,200	7,171,875
4.00%, 07/31/30	13,000	12,939,063
4.00%, 01/31/31	6,893	6,854,227
4.00%, 02/15/34	28,282	27,906,380
4.13%, 06/15/26	29,817	29,764,587
4.13%, 10/31/26	6,395	6,387,756
4.13%, 02/15/27	14,706	14,692,213
4.13%, 09/30/27	4,000	4,002,500
4.13%, 10/31/27	9,940	9,947,766
4.13%, 07/31/28	11,000	11,006,875
4.13%, 03/31/29	13,204	13,215,347
4.13%, 10/31/29(a)	9,966	9,993,251
4.13%, 08/31/30	7,612	7,622,110
4.13%, 03/31/31	7,208	7,213,631
4.13%, 07/31/31	7,208	7,212,505
4.13%, 10/31/31	8,761	8,769,213
4.13%, 11/15/32	22,000	22,003,438
4.25%, 03/15/27	15,251	15,283,170
4.25%, 02/28/29	10,484	10,551,163
4.25%, 06/30/29	11,775	11,855,033
4.25%, 02/28/31	6,964	7,018,950
4.25%, 06/30/31	8,327	8,393,356
4.25%, 11/30/31	8,250	8,258,379
4.25%, 11/15/34	6,000	6,038,438
4.38%, 07/31/26	15,429	15,465,764
4.38%, 08/15/26	22,800	22,860,563
4.38%, 12/15/26	8,563	8,595,111
4.38%, 07/15/27	11,100	11,168,508
4.38%, 08/31/28	11,197	11,300,222
4.38%, 11/30/28	9,410	9,505,570
4.38%, 11/30/30	7,456	7,562,598
4.38%, 05/15/34	24,780	25,163,316
4.50%, 11/15/25	8,930	8,939,418
4.50%, 07/15/26	28,816	28,934,191
4.50%, 04/15/27	15,722	15,846,057
4.50%, 05/15/27	15,795	15,927,036
4.50%, 05/31/29	11,775	11,968,184
4.50%, 11/15/33	27,405	28,085,843
4.63%, 03/15/26	9,300	9,337,781
4.63%, 06/30/26	11,419	11,486,354
4.63%, 09/15/26	9,918	9,988,123
4.63%, 10/15/26	12,149	12,242,016
4.63%, 11/15/26	8,197	8,264,241
4.63%, 06/15/27	15,498	15,684,460
4.63%, 09/30/28	8,337	8,492,016
4.63%, 04/30/29	11,467	11,715,153
4.63%, 09/30/30	9,072	9,318,645
4.63%, 04/30/31	7,536	7,753,249
4.63%, 05/31/31	8,116	8,349,969
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 11/30/25	$4,864	$4,887,180
4.88%, 05/31/26	11,833	11,937,925
4.88%, 10/31/28	8,906	9,154,394
4.88%, 10/31/30	7,506	7,808,586
5.00%, 10/31/25	6,781	6,816,759
5.25%, 11/15/28	950	988,668
5.25%, 02/15/29	150	156,973
5.38%, 02/15/31	500	533,984
5.50%, 08/15/28	8,500	8,918,359
6.00%, 02/15/26	500	508,867
6.13%, 08/15/29	1,000	1,085,078
6.50%, 11/15/26	4,000	4,180,313
		2,104,754,535
Total U.S. Government & Agency Obligations — 64.1% (Cost: $2,196,563,474)		2,134,427,462
Total Long-Term Investments — 98.6% (Cost: $3,362,149,146)		3,280,850,887
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(g)(h)(i)	20,720,000	20,720,000
Total Short-Term Securities — 0.6% (Cost: $20,720,000)		20,720,000
Total Investments — 99.2% (Cost: $3,382,869,146)		3,301,570,887
Other Assets Less Liabilities — 0.8%		25,886,072
Net Assets — 100.0%		$3,327,456,959

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Intermediate Government/Credit Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$52,997,739	$—	$(32,277,739)(a)	$—	$—	$20,720,000	20,720,000	$607,840 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,008,746,602	$—	$1,008,746,602
Foreign Government Obligations	—	131,331,805	—	131,331,805
Municipal Debt Obligations	—	6,345,018	—	6,345,018
U.S. Government & Agency Obligations	—	2,134,427,462	—	2,134,427,462
Short-Term Securities
Money Market Funds	20,720,000	—	—	20,720,000
	$20,720,000	$3,280,850,887	$—	$3,301,570,887

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate